Shareholder Report	6 Months Ended
Jun. 30, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	NEW YORK LIFE INVESTMENTS VP FUNDS TRUST
Entity Central Index Key	0000887340
Document Period End Date	Jun. 30, 2024
C000025814 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI VP Growth Allocation Portfolio (formerly known as MainStay VP Growth Allocation Portfolio)
Class Name	Initial Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about NYLI VP Growth Allocation Portfolio (the "Portfolio") for the period January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at dfinview.com/NYLIM?site=VP. You can also request this information by contacting us at 800-624-6782.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM?site=VP
Expenses [Text Block]
What were the Portfolio costs for the last six months?[1]
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[2,3]
Initial Class	$1	0.03%
1.
Does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher.

2.	Excludes the fees and expenses of the acquired (underlying) funds in which the Portfolio invested.
3.	Annualized.

Expenses Paid, Amount	$ 1	[1]
Expense Ratio, Percent	0.03%	[1],[2],[3]
Performance Past Does Not Indicate Future [Text]	Keep in mind that the Portfolio’s past performance is not a good predictor of how the Portfolio will perform in the future.
Line Graph [Table Text Block]
Portfolio Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Portfolio. It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate broad-based securities market index and other additional indexes, if applicable, for the same period.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Period-Ended June 30, 2024	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Initial Class Shares	2/13/2006	6.38%	13.25%	7.99%	6.44%
Russell 3000® Index[2]		13.56%	23.13%	14.14%	12.15%
S&P 500® Index[3]		15.29%	24.56%	15.05%	12.86%
MSCI EAFE® Index (Net)[4]		5.34%	11.54%	6.46%	4.33%
Bloomberg U.S. Aggregate Bond Index[5]		(0.71)%	2.63%	(0.23)%	1.35%
Growth Allocation Composite Index[6]		9.98%	17.34%	10.36%	8.96%
Morningstar Moderately Aggressive Allocation Category Average[7]		7.55%	14.04%	7.99%	6.75%
1.	Not annualized.
2.
In accordance with new regulatory requirements, the Portfolio has selected the Russell 3000® Index, which represents a broad measure of market performance, as a replacement for the S&P 500® Index. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 96% of the investable U.S. equity market.

3.
The S&P 500® Index, which is generally representative of the market sectors or types of investments in which the Portfolio invests. S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC. The S&P 500® Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance.

4.
The MSCI EAFE® Index (Net), which is generally representative of the market sectors or types of investments in which the Portfolio invests, consists of international stocks representing the developed world outside of North America.

5.
The Bloomberg U.S. Aggregate Bond Index, which is generally representative of the market sectors or types of investments in which the Portfolio invests, is a broad-based benchmark that measures the performance of the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities.

6.
The Growth Allocation Composite Index, which is generally representative of the market sectors or types of investments in which the Portfolio invests, consists of the S&P 500® Index, the MSCI EAFE® Index (Net) and the Bloomberg U.S. Aggregate Bond Index weighted 60%, 20% and 20%, respectively.

7.
The Morningstar Moderately Aggressive Allocation Category Average is representative of funds in allocation categories that seek to provide both income and capital appreciation by primarily investing in multiple asset classes, including stocks, bonds, and cash. These moderately aggressive strategies prioritize capital appreciation over preservation. They typically expect volatility similar to a strategic equity exposure between 70% and 85%. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Feb. 13, 2006
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Performance Table Market Index Changed [Text Block]	In accordance with new regulatory requirements, the Portfolio has selected the Russell 3000® Index, which represents a broad measure of market performance, as a replacement for the S&P 500® Index. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 96% of the investable U.S. equity market.
Net Assets	$ 1,162,634,847
Holdings Count | Holding	50
Investment Company Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]	Key Portfolio Statistics
Portfolio's net assets	$1,162,634,847%
Total number of portfolio holdings	50%
Portfolio turnover rate	8%

Holdings [Text Block]	Asset Diversification
Equity Funds	78.8%
Fixed Income Funds	11.7%
Short-Term Investment	9.2%
Other Assets, Less Liabilities	0.3%

C000025815 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI VP Growth Allocation Portfolio (formerly known as MainStay VP Growth Allocation Portfolio)
Class Name	Service Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about NYLI VP Growth Allocation Portfolio (the "Portfolio") for the period January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at dfinview.com/NYLIM?site=VP. You can also request this information by contacting us at 800-624-6782.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM?site=VP
Expenses [Text Block]
What were the Portfolio costs for the last six months?[1]
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[2,3]
Service Class	$14	0.28%
1.
Does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher.

2.	Excludes the fees and expenses of the acquired (underlying) funds in which the Portfolio invested.
3.	Annualized.

Expenses Paid, Amount	$ 14	[4]
Expense Ratio, Percent	0.28%	[4],[5],[6]
Performance Past Does Not Indicate Future [Text]	Keep in mind that the Portfolio’s past performance is not a good predictor of how the Portfolio will perform in the future.
Line Graph [Table Text Block]
Portfolio Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Portfolio. It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate broad-based securities market index and other additional indexes, if applicable, for the same period.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Period-Ended June 30, 2024	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Service Class Shares	2/13/2006	6.24%	12.97%	7.72%	6.17%
Russell 3000® Index[2]		13.56%	23.13%	14.14%	12.15%
S&P 500® Index[3]		15.29%	24.56%	15.05%	12.86%
MSCI EAFE® Index (Net)[4]		5.34%	11.54%	6.46%	4.33%
Bloomberg U.S. Aggregate Bond Index[5]		(0.71)%	2.63%	(0.23)%	1.35%
Growth Allocation Composite Index[6]		9.98%	17.34%	10.36%	8.96%
Morningstar Moderately Aggressive Allocation Category Average[7]		7.55%	14.04%	7.99%	6.75%
1.	Not annualized.
2.
In accordance with new regulatory requirements, the Portfolio has selected the Russell 3000® Index, which represents a broad measure of market performance, as a replacement for the S&P 500® Index. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 96% of the investable U.S. equity market.

3.
The S&P 500® Index, which is generally representative of the market sectors or types of investments in which the Portfolio invests. S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC. The S&P 500® Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance.

4.
The MSCI EAFE® Index (Net), which is generally representative of the market sectors or types of investments in which the Portfolio invests, consists of international stocks representing the developed world outside of North America.

5.
The Bloomberg U.S. Aggregate Bond Index, which is generally representative of the market sectors or types of investments in which the Portfolio invests, is a broad-based benchmark that measures the performance of the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities.

6.
The Growth Allocation Composite Index, which is generally representative of the market sectors or types of investments in which the Portfolio invests, consists of the S&P 500® Index, the MSCI EAFE® Index (Net) and the Bloomberg U.S. Aggregate Bond Index weighted 60%, 20% and 20%, respectively.

7.
The Morningstar Moderately Aggressive Allocation Category Average is representative of funds in allocation categories that seek to provide both income and capital appreciation by primarily investing in multiple asset classes, including stocks, bonds, and cash. These moderately aggressive strategies prioritize capital appreciation over preservation. They typically expect volatility similar to a strategic equity exposure between 70% and 85%. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Feb. 13, 2006
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Performance Table Market Index Changed [Text Block]	In accordance with new regulatory requirements, the Portfolio has selected the Russell 3000® Index, which represents a broad measure of market performance, as a replacement for the S&P 500® Index. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 96% of the investable U.S. equity market.
Net Assets	$ 1,162,634,847
Holdings Count | Holding	50
Investment Company Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]	Key Portfolio Statistics
Portfolio's net assets	$1,162,634,847%
Total number of portfolio holdings	50%
Portfolio turnover rate	8%

Holdings [Text Block]	Asset Diversification
Equity Funds	78.8%
Fixed Income Funds	11.7%
Short-Term Investment	9.2%
Other Assets, Less Liabilities	0.3%

C000025820 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI VP Bond Portfolio (formerly known as MainStay VP Bond Portfolio)
Class Name	Initial Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about NYLI VP Bond Portfolio (the "Portfolio") for the period January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at dfinview.com/NYLIM?site=VP. You can also request this information by contacting us at 800-624-6782.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM?site=VP
Expenses [Text Block]
What were the Portfolio costs for the last six months?[1]
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[2]
Initial Class	$27	0.54%
1.
Does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher.

2.	Annualized.

Expenses Paid, Amount	$ 27	[7]
Expense Ratio, Percent	0.54%	[7],[8]
Performance Past Does Not Indicate Future [Text]	Keep in mind that the Portfolio’s past performance is not a good predictor of how the Portfolio will perform in the future.
Line Graph [Table Text Block]
Portfolio Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Portfolio. It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate broad-based securities market index and other additional indexes, if applicable, for the same period.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Period-Ended June 30, 2024	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Initial Class Shares	1/23/1984	(0.22)%	3.16%	(0.36)%	1.28%
Bloomberg U.S. Aggregate Bond Index[2]		(0.71)%	2.63%	(0.23)%	1.35%
Morningstar Intermediate Core Bond Category Average[3]		(0.28)%	3.05%	(0.15)%	1.26%
1.	Not annualized.
2.
The Portfolio has selected the Bloomberg U.S. Aggregate Bond Index, which represents a broad measure of market performance, and is generally representative of the market sectors or types of investments in which the Portfolio invests. The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the performance of the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities.

3.
The Morningstar Intermediate Core Bond Category Average is representative of funds that invest primarily in investment-grade U.S. fixed-income issues including government, corporate, and securitized debt, and hold less than 5% in below-investment-grade exposures. Their durations (a measure of interest-rate sensitivity) typically range between 75% and 125% of the three-year average of the effective duration of the Morningstar Core Bond Index. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Jan. 23, 1984
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Net Assets	$ 573,185,050
Holdings Count | Holding	349
Investment Company Portfolio Turnover	177.00%
Additional Fund Statistics [Text Block]	Key Portfolio Statistics
Portfolio's net assets	$573,185,050%
Total number of portfolio holdings	349%
Portfolio turnover rate	177%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Portfolio; percentages indicated are based on the Portfolio's net assets.
Top Ten Holdings and/or Issuers*
U.S. Treasury Notes, 0.375%-4.625%, due 9/15/24-5/15/34	14.2%
UMBS Pool, 30 Year, 2.00%-6.00%, due 7/1/50-6/1/54	8.6%
UMBS, 30 Year, 2.00%-7.50%, due 7/1/28-9/1/53	8.4%
GNMA II, 30 Year, 2.00%-4.50%, due 1/20/51-9/20/52	2.9%
U.S. Treasury Bonds, 2.00%-4.625%, due 11/15/41-5/15/52	2.4%
JPMorgan Chase & Co., 2.005%-5.581%, due 12/15/25-4/22/30	2.1%
GNMA, 0.611%-2.00%, due 2/20/51-9/16/63	1.8%
GNMA II, Single Family, 30 Year, 3.00%-5.00%, due 8/20/51-7/20/52	1.5%
Bank of America Corp., 1.734%-5.468%, due 7/22/27-1/23/35	1.2%
Goldman Sachs Group, Inc. (The), 5.70%-6.484%, due 11/1/24-10/24/29	1.2%
* Excluding short-term investments
Portfolio Composition
Corporate Bonds	45.2%
U.S. Government & Federal Agencies	38.2%
Asset-Backed Securities	8.7%
Mortgage-Backed Securities	6.6%
Short-Term Investment	0.8%
Foreign Government Bonds	0.3%
Other Assets, Less Liabilities	0.2%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
U.S. Treasury Notes, 0.375%-4.625%, due 9/15/24-5/15/34	14.2%
UMBS Pool, 30 Year, 2.00%-6.00%, due 7/1/50-6/1/54	8.6%
UMBS, 30 Year, 2.00%-7.50%, due 7/1/28-9/1/53	8.4%
GNMA II, 30 Year, 2.00%-4.50%, due 1/20/51-9/20/52	2.9%
U.S. Treasury Bonds, 2.00%-4.625%, due 11/15/41-5/15/52	2.4%
JPMorgan Chase & Co., 2.005%-5.581%, due 12/15/25-4/22/30	2.1%
GNMA, 0.611%-2.00%, due 2/20/51-9/16/63	1.8%
GNMA II, Single Family, 30 Year, 3.00%-5.00%, due 8/20/51-7/20/52	1.5%
Bank of America Corp., 1.734%-5.468%, due 7/22/27-1/23/35	1.2%
Goldman Sachs Group, Inc. (The), 5.70%-6.484%, due 11/1/24-10/24/29	1.2%
* Excluding short-term investments

C000025821 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI VP Bond Portfolio (formerly known as MainStay VP Bond Portfolio)
Class Name	Service Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about NYLI VP Bond Portfolio (the "Portfolio") for the period January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at dfinview.com/NYLIM?site=VP. You can also request this information by contacting us at 800-624-6782.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM?site=VP
Expenses [Text Block]
What were the Portfolio costs for the last six months?[1]
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[2]
Service Class	$39	0.79%
1.
Does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher.

2.	Annualized.

Expenses Paid, Amount	$ 39	[9]
Expense Ratio, Percent	0.79%	[9],[10]
Performance Past Does Not Indicate Future [Text]	Keep in mind that the Portfolio’s past performance is not a good predictor of how the Portfolio will perform in the future.
Line Graph [Table Text Block]
Portfolio Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Portfolio. It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate broad-based securities market index and other additional indexes, if applicable, for the same period.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Period-Ended June 30, 2024	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Service Class Shares	6/4/2003	(0.35)%	2.90%	(0.61)%	1.02%
Bloomberg U.S. Aggregate Bond Index[2]		(0.71)%	2.63%	(0.23)%	1.35%
Morningstar Intermediate Core Bond Category Average[3]		(0.28)%	3.05%	(0.15)%	1.26%
1.	Not annualized.
2.
The Portfolio has selected the Bloomberg U.S. Aggregate Bond Index, which represents a broad measure of market performance, and is generally representative of the market sectors or types of investments in which the Portfolio invests. The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the performance of the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities.

3.
The Morningstar Intermediate Core Bond Category Average is representative of funds that invest primarily in investment-grade U.S. fixed-income issues including government, corporate, and securitized debt, and hold less than 5% in below-investment-grade exposures. Their durations (a measure of interest-rate sensitivity) typically range between 75% and 125% of the three-year average of the effective duration of the Morningstar Core Bond Index. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Jun. 04, 2003
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Net Assets	$ 573,185,050
Holdings Count | Holding	349
Investment Company Portfolio Turnover	177.00%
Additional Fund Statistics [Text Block]	Key Portfolio Statistics
Portfolio's net assets	$573,185,050%
Total number of portfolio holdings	349%
Portfolio turnover rate	177%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Portfolio; percentages indicated are based on the Portfolio's net assets.
Top Ten Holdings and/or Issuers*
U.S. Treasury Notes, 0.375%-4.625%, due 9/15/24-5/15/34	14.2%
UMBS Pool, 30 Year, 2.00%-6.00%, due 7/1/50-6/1/54	8.6%
UMBS, 30 Year, 2.00%-7.50%, due 7/1/28-9/1/53	8.4%
GNMA II, 30 Year, 2.00%-4.50%, due 1/20/51-9/20/52	2.9%
U.S. Treasury Bonds, 2.00%-4.625%, due 11/15/41-5/15/52	2.4%
JPMorgan Chase & Co., 2.005%-5.581%, due 12/15/25-4/22/30	2.1%
GNMA, 0.611%-2.00%, due 2/20/51-9/16/63	1.8%
GNMA II, Single Family, 30 Year, 3.00%-5.00%, due 8/20/51-7/20/52	1.5%
Bank of America Corp., 1.734%-5.468%, due 7/22/27-1/23/35	1.2%
Goldman Sachs Group, Inc. (The), 5.70%-6.484%, due 11/1/24-10/24/29	1.2%
* Excluding short-term investments
Portfolio Composition
Corporate Bonds	45.2%
U.S. Government & Federal Agencies	38.2%
Asset-Backed Securities	8.7%
Mortgage-Backed Securities	6.6%
Short-Term Investment	0.8%
Foreign Government Bonds	0.3%
Other Assets, Less Liabilities	0.2%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
U.S. Treasury Notes, 0.375%-4.625%, due 9/15/24-5/15/34	14.2%
UMBS Pool, 30 Year, 2.00%-6.00%, due 7/1/50-6/1/54	8.6%
UMBS, 30 Year, 2.00%-7.50%, due 7/1/28-9/1/53	8.4%
GNMA II, 30 Year, 2.00%-4.50%, due 1/20/51-9/20/52	2.9%
U.S. Treasury Bonds, 2.00%-4.625%, due 11/15/41-5/15/52	2.4%
JPMorgan Chase & Co., 2.005%-5.581%, due 12/15/25-4/22/30	2.1%
GNMA, 0.611%-2.00%, due 2/20/51-9/16/63	1.8%
GNMA II, Single Family, 30 Year, 3.00%-5.00%, due 8/20/51-7/20/52	1.5%
Bank of America Corp., 1.734%-5.468%, due 7/22/27-1/23/35	1.2%
Goldman Sachs Group, Inc. (The), 5.70%-6.484%, due 11/1/24-10/24/29	1.2%
* Excluding short-term investments

C000025826 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI VP MacKay High Yield Corporate Bond Portfolio (formerly known as MainStay VP MacKay High Yield Corporate Bond Portfolio)
Class Name	Initial Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about NYLI VP MacKay High Yield Corporate Bond Portfolio (the "Portfolio") for the period January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at dfinview.com/NYLIM?site=VP. You can also request this information by contacting us at 800-624-6782.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM?site=VP
Expenses [Text Block]
What were the Portfolio costs for the last six months?[1]
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[2]
Initial Class	$29	0.58%
1.
Does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher.

2.	Annualized.

Expenses Paid, Amount	$ 29	[11]
Expense Ratio, Percent	0.58%	[11],[12]
Performance Past Does Not Indicate Future [Text]	Keep in mind that the Portfolio’s past performance is not a good predictor of how the Portfolio will perform in the future.
Line Graph [Table Text Block]
Portfolio Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Portfolio. It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate broad-based securities market index and other additional indexes, if applicable, for the same period.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Period-Ended June 30, 2024	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Initial Class Shares	5/1/1995	3.05%	9.70%	4.17%	4.54%
Bloomberg U.S. Aggregate Bond Index[2]		(0.71)%	2.63%	(0.23)%	1.35%
ICE BofA U.S. High Yield Constrained Index[3]		2.62%	10.46%	3.71%	4.21%
Morningstar High Yield Bond Category Average[4]		2.82%	9.93%	3.54%	3.52%
1.	Not annualized.
2.
In accordance with new regulatory requirements, the Portfolio has selected the Bloomberg U.S. Aggregate Bond Index, which represents a broad measure of market performance, as a replacement for the ICE BofA U.S. High Yield Constrained Index. The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures performance of the investment grade, U.S. dollar denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities.

3.
The ICE BofA U.S. High Yield Constrained Index, which is generally representative of the market sectors or types of investments in which the Portfolio invests, is a market value-weighted index of all domestic and Yankee high-yield bonds, including deferred interest bonds and payment-in-kind securities. Issuers included in the ICE BofA U.S. High Yield Constrained Index have maturities of one year or more and have a credit rating lower than BBB-/Baa3, but are not in default. No single issuer may constitute greater than 2% of the ICE BofA U.S. High Yield Constrained Index.

4.
The Morningstar High Yield Bond Category Average is representative of funds that concentrate on lower-quality bonds, which are riskier than those of higher-quality companies. These funds primarily invest in U.S. high-income debt securities where at least 65% or more of bond assets are not rated or are rated by a major agency such as Standard & Poor’s or Moody’s at the level of BB and below. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	May 01, 1995
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Performance Table Market Index Changed [Text Block]	In accordance with new regulatory requirements, the Portfolio has selected the Bloomberg U.S. Aggregate Bond Index, which represents a broad measure of market performance, as a replacement for the ICE BofA U.S. High Yield Constrained Index. The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures performance of the investment grade, U.S. dollar denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities.
Net Assets	$ 2,676,784,978
Holdings Count | Holding	550
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	Key Portfolio Statistics
Portfolio's net assets	$2,676,784,978%
Total number of portfolio holdings	550%
Portfolio turnover rate	13%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Portfolio; percentages indicated are based on the Portfolio's net assets.
Top Ten Holdings and/or Issuers*
CCO Holdings LLC, 4.25%-5.375%, due 5/1/27-1/15/34	2.3%
TransDigm, Inc., 4.625%-7.125%, due 8/15/28-3/1/32	1.7%
Yum! Brands, Inc., 3.625%-6.875%, due 1/15/30-11/15/37	1.5%
HCA, Inc., 5.375%-7.69%, due 2/1/25-11/6/33	1.3%
Churchill Downs, Inc., 4.75%-6.75%, due 4/1/27-5/1/31	1.2%
Sprint Capital Corp., 6.875%, due 11/15/28	1.2%
IHO Verwaltungs GmbH, 4.75%-6.375%, due 9/15/26-5/15/29	1.2%
Carnival Corp., 4.00%-6.00%, due 3/1/27-5/1/29	1.0%
Mineral Resources Ltd., 8.125%-9.25%, due 5/1/27-5/1/30	0.9%
Boyd Gaming Corp., 4.75%, due 12/1/27-6/15/31	0.9%
* Excluding short-term investments
Portfolio Composition
Corporate Bonds	86.6%
Loan Assignments	5.9%
Convertible Bonds	0.9%
Common Stocks	0.9%
Preferred Stocks	0.4%
Warrant	0.0%‡
Other Assets, Less Liabilities	5.3%
‡ Less than one-tenth of a percent.

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
CCO Holdings LLC, 4.25%-5.375%, due 5/1/27-1/15/34	2.3%
TransDigm, Inc., 4.625%-7.125%, due 8/15/28-3/1/32	1.7%
Yum! Brands, Inc., 3.625%-6.875%, due 1/15/30-11/15/37	1.5%
HCA, Inc., 5.375%-7.69%, due 2/1/25-11/6/33	1.3%
Churchill Downs, Inc., 4.75%-6.75%, due 4/1/27-5/1/31	1.2%
Sprint Capital Corp., 6.875%, due 11/15/28	1.2%
IHO Verwaltungs GmbH, 4.75%-6.375%, due 9/15/26-5/15/29	1.2%
Carnival Corp., 4.00%-6.00%, due 3/1/27-5/1/29	1.0%
Mineral Resources Ltd., 8.125%-9.25%, due 5/1/27-5/1/30	0.9%
Boyd Gaming Corp., 4.75%, due 12/1/27-6/15/31	0.9%
* Excluding short-term investments

C000025827 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI VP MacKay High Yield Corporate Bond Portfolio (formerly known as MainStay VP MacKay High Yield Corporate Bond Portfolio)
Class Name	Service Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about NYLI VP MacKay High Yield Corporate Bond Portfolio (the "Portfolio") for the period January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at dfinview.com/NYLIM?site=VP. You can also request this information by contacting us at 800-624-6782.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM?site=VP
Expenses [Text Block]
What were the Portfolio costs for the last six months?[1]
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[2]
Service Class	$42	0.83%
1.
Does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher.

2.	Annualized.

Expenses Paid, Amount	$ 42	[13]
Expense Ratio, Percent	0.83%	[13],[14]
Performance Past Does Not Indicate Future [Text]	Keep in mind that the Portfolio’s past performance is not a good predictor of how the Portfolio will perform in the future.
Line Graph [Table Text Block]
Portfolio Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Portfolio. It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate broad-based securities market index and other additional indexes, if applicable, for the same period.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Period-Ended June 30, 2024	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Service Class Shares	6/4/2003	2.93%	9.43%	3.91%	4.28%
Bloomberg U.S. Aggregate Bond Index[2]		(0.71)%	2.63%	(0.23)%	1.35%
ICE BofA U.S. High Yield Constrained Index[3]		2.62%	10.46%	3.71%	4.21%
Morningstar High Yield Bond Category Average[4]		2.82%	9.93%	3.54%	3.52%
1.	Not annualized.
2.
In accordance with new regulatory requirements, the Portfolio has selected the Bloomberg U.S. Aggregate Bond Index, which represents a broad measure of market performance, as a replacement for the ICE BofA U.S. High Yield Constrained Index. The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures performance of the investment grade, U.S. dollar denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities.

3.
The ICE BofA U.S. High Yield Constrained Index, which is generally representative of the market sectors or types of investments in which the Portfolio invests, is a market value-weighted index of all domestic and Yankee high-yield bonds, including deferred interest bonds and payment-in-kind securities. Issuers included in the ICE BofA U.S. High Yield Constrained Index have maturities of one year or more and have a credit rating lower than BBB-/Baa3, but are not in default. No single issuer may constitute greater than 2% of the ICE BofA U.S. High Yield Constrained Index.

4.
The Morningstar High Yield Bond Category Average is representative of funds that concentrate on lower-quality bonds, which are riskier than those of higher-quality companies. These funds primarily invest in U.S. high-income debt securities where at least 65% or more of bond assets are not rated or are rated by a major agency such as Standard & Poor’s or Moody’s at the level of BB and below. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Jun. 04, 2003
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Performance Table Market Index Changed [Text Block]	In accordance with new regulatory requirements, the Portfolio has selected the Bloomberg U.S. Aggregate Bond Index, which represents a broad measure of market performance, as a replacement for the ICE BofA U.S. High Yield Constrained Index. The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures performance of the investment grade, U.S. dollar denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities.
Net Assets	$ 2,676,784,978
Holdings Count | Holding	550
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	Key Portfolio Statistics
Portfolio's net assets	$2,676,784,978%
Total number of portfolio holdings	550%
Portfolio turnover rate	13%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Portfolio; percentages indicated are based on the Portfolio's net assets.
Top Ten Holdings and/or Issuers*
CCO Holdings LLC, 4.25%-5.375%, due 5/1/27-1/15/34	2.3%
TransDigm, Inc., 4.625%-7.125%, due 8/15/28-3/1/32	1.7%
Yum! Brands, Inc., 3.625%-6.875%, due 1/15/30-11/15/37	1.5%
HCA, Inc., 5.375%-7.69%, due 2/1/25-11/6/33	1.3%
Churchill Downs, Inc., 4.75%-6.75%, due 4/1/27-5/1/31	1.2%
Sprint Capital Corp., 6.875%, due 11/15/28	1.2%
IHO Verwaltungs GmbH, 4.75%-6.375%, due 9/15/26-5/15/29	1.2%
Carnival Corp., 4.00%-6.00%, due 3/1/27-5/1/29	1.0%
Mineral Resources Ltd., 8.125%-9.25%, due 5/1/27-5/1/30	0.9%
Boyd Gaming Corp., 4.75%, due 12/1/27-6/15/31	0.9%
* Excluding short-term investments
Portfolio Composition
Corporate Bonds	86.6%
Loan Assignments	5.9%
Convertible Bonds	0.9%
Common Stocks	0.9%
Preferred Stocks	0.4%
Warrant	0.0%‡
Other Assets, Less Liabilities	5.3%
‡ Less than one-tenth of a percent.

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
CCO Holdings LLC, 4.25%-5.375%, due 5/1/27-1/15/34	2.3%
TransDigm, Inc., 4.625%-7.125%, due 8/15/28-3/1/32	1.7%
Yum! Brands, Inc., 3.625%-6.875%, due 1/15/30-11/15/37	1.5%
HCA, Inc., 5.375%-7.69%, due 2/1/25-11/6/33	1.3%
Churchill Downs, Inc., 4.75%-6.75%, due 4/1/27-5/1/31	1.2%
Sprint Capital Corp., 6.875%, due 11/15/28	1.2%
IHO Verwaltungs GmbH, 4.75%-6.375%, due 9/15/26-5/15/29	1.2%
Carnival Corp., 4.00%-6.00%, due 3/1/27-5/1/29	1.0%
Mineral Resources Ltd., 8.125%-9.25%, due 5/1/27-5/1/30	0.9%
Boyd Gaming Corp., 4.75%, due 12/1/27-6/15/31	0.9%
* Excluding short-term investments

C000025790 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI VP Winslow Large Cap Growth Portfolio (formerly known as MainStay VP Winslow Large Cap Growth Portfolio)
Class Name	Initial Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about NYLI VP Winslow Large Cap Growth Portfolio (the "Portfolio") for the period January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at dfinview.com/NYLIM?site=VP. You can also request this information by contacting us at 800-624-6782.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM?site=VP
Expenses [Text Block]
What were the Portfolio costs for the last six months?[1]
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[2]
Initial Class	$41	0.74%
1.
Does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher.

2.	Annualized.

Expenses Paid, Amount	$ 41	[15]
Expense Ratio, Percent	0.74%	[15],[16]
Performance Past Does Not Indicate Future [Text]	Keep in mind that the Portfolio’s past performance is not a good predictor of how the Portfolio will perform in the future.
Line Graph [Table Text Block]
Portfolio Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Portfolio. It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate broad-based securities market index and other additional indexes, if applicable, for the same period.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Period-Ended June 30, 2024	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Initial Class Shares	5/1/1998	20.96%	37.75%	17.19%	15.29%
Russell 3000® Index[2]		13.56%	23.13%	14.14%	12.15%
Russell 1000® Growth Index[3]		20.70%	33.48%	19.34%	16.33%
S&P 500® Index[4]		15.29%	24.56%	15.05%	12.86%
Morningstar Large Growth Category Average[5]		17.60%	29.15%	15.08%	13.40%
1.	Not annualized.
2.
In accordance with new regulatory requirements, the Portfolio has selected the Russell 3000® Index, which represents a broad measure of market performance, as a replacement for the Russell 1000® Growth Index. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 96% of the investable U.S. equity market.

3.
The Russell 1000® Growth Index, which is generally representative of the market sectors or types of investments in which the Portfolio invests, measures the performance of the large-cap growth segment of the U.S. equity universe. It includes those Russell 1000® Index companies with higher price-to-book ratios and higher forecasted growth values.

4.
The S&P 500® Index, which represents a broad measure of market performance, is generally representative of the market sectors or types of investments in which the Portfolio invests. S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC. The S&P 500® Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance.

5.
The Morningstar Large Growth Category Average is representative of funds that invest primarily in big U.S. companies that are projected to grow faster than other large-cap stocks. Stocks in the top 70% of the capitalization of the U.S. equity market are defined as large cap. Growth is defined based on fast growth and high valuations. Most of these funds focus on companies in rapidly expanding industries. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	May 01, 1998
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Performance Table Market Index Changed [Text Block]	In accordance with new regulatory requirements, the Portfolio has selected the Russell 3000® Index, which represents a broad measure of market performance, as a replacement for the Russell 1000® Growth Index. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 96% of the investable U.S. equity market.
Net Assets	$ 1,694,711,873
Holdings Count | Holding	43
Investment Company Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]	Key Portfolio Statistics
Portfolio's net assets	$1,694,711,873%
Total number of portfolio holdings	43%
Portfolio turnover rate	32%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Portfolio; percentages indicated are based on the Portfolio's net assets.
Top Ten Holdings and/or Issuers*
Microsoft Corp.	11.1%
NVIDIA Corp.	9.7%
Amazon.com, Inc.	7.2%
Apple, Inc.	5.7%
Alphabet, Inc.	5.5%
Meta Platforms, Inc., Class A	4.0%
Broadcom, Inc.	3.8%
Intuitive Surgical, Inc.	2.6%
Lam Research Corp.	2.4%
Intuit, Inc.	2.4%
* Excluding short-term investments
Top Industries
Software	21.1%
Semiconductors & Semiconductor Equipment	18.9%
Interactive Media & Services	9.4%
Health Care Equipment & Supplies	8.1%
Broadline Retail	7.2%
Technology Hardware, Storage & Peripherals	5.7%
Hotels, Restaurants & Leisure	4.2%
Entertainment	3.6%
Financial Services	2.9%
Ground Transportation	2.4%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
Microsoft Corp.	11.1%
NVIDIA Corp.	9.7%
Amazon.com, Inc.	7.2%
Apple, Inc.	5.7%
Alphabet, Inc.	5.5%
Meta Platforms, Inc., Class A	4.0%
Broadcom, Inc.	3.8%
Intuitive Surgical, Inc.	2.6%
Lam Research Corp.	2.4%
Intuit, Inc.	2.4%
* Excluding short-term investments

C000025791 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI VP Winslow Large Cap Growth Portfolio (formerly known as MainStay VP Winslow Large Cap Growth Portfolio)
Class Name	Service Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about NYLI VP Winslow Large Cap Growth Portfolio (the "Portfolio") for the period January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at dfinview.com/NYLIM?site=VP. You can also request this information by contacting us at 800-624-6782.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM?site=VP
Expenses [Text Block]
What were the Portfolio costs for the last six months?[1]
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[2]
Service Class	$54	0.99%
1.
Does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher.

2.	Annualized.

Expenses Paid, Amount	$ 54	[17]
Expense Ratio, Percent	0.99%	[17],[18]
Performance Past Does Not Indicate Future [Text]	Keep in mind that the Portfolio’s past performance is not a good predictor of how the Portfolio will perform in the future.
Line Graph [Table Text Block]
Portfolio Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Portfolio. It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate broad-based securities market index and other additional indexes, if applicable, for the same period.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Period-Ended June 30, 2024	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Service Class Shares	6/6/2003	20.81%	37.40%	16.89%	15.00%
Russell 3000® Index[2]		13.56%	23.13%	14.14%	12.15%
Russell 1000® Growth Index[3]		20.70%	33.48%	19.34%	16.33%
S&P 500® Index[4]		15.29%	24.56%	15.05%	12.86%
Morningstar Large Growth Category Average[5]		17.60%	29.15%	15.08%	13.40%
1.	Not annualized.
2.
In accordance with new regulatory requirements, the Portfolio has selected the Russell 3000® Index, which represents a broad measure of market performance, as a replacement for the Russell 1000® Growth Index. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 96% of the investable U.S. equity market.

3.
The Russell 1000® Growth Index, which is generally representative of the market sectors or types of investments in which the Portfolio invests, measures the performance of the large-cap growth segment of the U.S. equity universe. It includes those Russell 1000® Index companies with higher price-to-book ratios and higher forecasted growth values.

4.
The S&P 500® Index, which represents a broad measure of market performance, is generally representative of the market sectors or types of investments in which the Portfolio invests. S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC. The S&P 500® Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance.

5.
The Morningstar Large Growth Category Average is representative of funds that invest primarily in big U.S. companies that are projected to grow faster than other large-cap stocks. Stocks in the top 70% of the capitalization of the U.S. equity market are defined as large cap. Growth is defined based on fast growth and high valuations. Most of these funds focus on companies in rapidly expanding industries. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Jun. 06, 2003
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Performance Table Market Index Changed [Text Block]	In accordance with new regulatory requirements, the Portfolio has selected the Russell 3000® Index, which represents a broad measure of market performance, as a replacement for the Russell 1000® Growth Index. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 96% of the investable U.S. equity market.
Net Assets	$ 1,694,711,873
Holdings Count | Holding	43
Investment Company Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]	Key Portfolio Statistics
Portfolio's net assets	$1,694,711,873%
Total number of portfolio holdings	43%
Portfolio turnover rate	32%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Portfolio; percentages indicated are based on the Portfolio's net assets.
Top Ten Holdings and/or Issuers*
Microsoft Corp.	11.1%
NVIDIA Corp.	9.7%
Amazon.com, Inc.	7.2%
Apple, Inc.	5.7%
Alphabet, Inc.	5.5%
Meta Platforms, Inc., Class A	4.0%
Broadcom, Inc.	3.8%
Intuitive Surgical, Inc.	2.6%
Lam Research Corp.	2.4%
Intuit, Inc.	2.4%
* Excluding short-term investments
Top Industries
Software	21.1%
Semiconductors & Semiconductor Equipment	18.9%
Interactive Media & Services	9.4%
Health Care Equipment & Supplies	8.1%
Broadline Retail	7.2%
Technology Hardware, Storage & Peripherals	5.7%
Hotels, Restaurants & Leisure	4.2%
Entertainment	3.6%
Financial Services	2.9%
Ground Transportation	2.4%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
Microsoft Corp.	11.1%
NVIDIA Corp.	9.7%
Amazon.com, Inc.	7.2%
Apple, Inc.	5.7%
Alphabet, Inc.	5.5%
Meta Platforms, Inc., Class A	4.0%
Broadcom, Inc.	3.8%
Intuitive Surgical, Inc.	2.6%
Lam Research Corp.	2.4%
Intuit, Inc.	2.4%
* Excluding short-term investments

C000025804 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI VP Balanced Portfolio (formerly known as MainStay VP Balanced Portfolio)
Class Name	Initial Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about NYLI VP Balanced Portfolio (the "Portfolio") for the period January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at dfinview.com/NYLIM?site=VP. You can also request this information by contacting us at 800-624-6782.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM?site=VP
Expenses [Text Block]
What were the Portfolio costs for the last six months?[1]
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[2,3]
Initial Class	$35	0.69%
1.
Does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher.

2.	Excludes the fees and expenses of the acquired (underlying) funds in which the Portfolio invested.
3.	Annualized.

Expenses Paid, Amount	$ 35	[19]
Expense Ratio, Percent	0.69%	[19],[20],[21]
Performance Past Does Not Indicate Future [Text]	Keep in mind that the Portfolio’s past performance is not a good predictor of how the Portfolio will perform in the future.
Line Graph [Table Text Block]
Portfolio Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Portfolio. It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate broad-based securities market index and other additional indexes, if applicable, for the same period. The Portfolio's equity subadvisor changed effective January 1, 2018 due to an organizational restructuring whereby all investment personnel of Cornerstone Capital Management Holdings LLC, the former subadvisor, transitioned to MacKay Shields LLC. Effective May 1, 2021, the Portfolio replaced the subadvisor to the equity portion of the Portfolio and modified the equity portion of the Portfolio's principal investment strategies. The past performance in the graph and table prior to that date reflects the Portfolio's prior subadvisor and principal investment strategies for the equity portion of the Portfolio.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Period-Ended June 30, 2024	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Initial Class Shares	5/2/2005	2.79%	8.61%	6.61%	5.71%
Russell 3000® Index[2]		13.56%	23.13%	14.14%	12.15%
Russell 1000® Value Index[3]		6.62%	13.06%	9.01%	8.23%
Bloomberg U.S. Intermediate Government/Credit Bond Index[4]		0.49%	4.19%	0.71%	1.55%
Balanced Composite Index[5]		4.19%	9.58%	6.00%	5.80%
Morningstar Moderate Allocation Category Average[6]		6.56%	12.61%	7.05%	6.20%
1.	Not annualized.
2.
In accordance with new regulatory requirements, the Portfolio has selected the Russell 3000® Index, which represents a broad measure of market performance, as a replacement for the Russell 1000® Value Index. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 96% of the investable U.S. equity market.

3.
The Russell 1000® Value Index, which is generally representative of the market sectors or types of investments in which the Portfolio invests, measures the performance of the large-cap value segment of the U.S. equity universe. It includes those Russell 1000® Index companies with lower price-to-book ratios and lower expected growth values.

4.
The Bloomberg U.S. Intermediate Government/Credit Bond Index, which is generally representative of the market sectors or types of investments in which the Portfolio invests, measures the performance of U.S. dollar-denominated U.S. treasuries, government-related and investment grade U.S. corporate securities that have a remaining maturity of greater than one year and less than ten years.

5.
The Balanced Composite Index, which is generally representative of the market sectors or types of investments in which the Portfolio invests, consists of the Russell 1000® Value Index and the Bloomberg U.S. Intermediate Government/Credit Bond Index weighted 60%/40%, respectively.

6.
The Morningstar Moderate Allocation Category Average is representative of funds in allocation categories that seek to provide both income and capital appreciation by primarily investing in multiple asset classes, including stocks, bonds, and cash. These moderate strategies seek to balance preservation of capital with appreciation. They typically expect volatility similar to a strategic equity exposure between 50% and 70%. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	May 02, 2005
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Performance Table Market Index Changed [Text Block]	In accordance with new regulatory requirements, the Portfolio has selected the Russell 3000® Index, which represents a broad measure of market performance, as a replacement for the Russell 1000® Value Index. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 96% of the investable U.S. equity market.
Net Assets	$ 356,642,307
Holdings Count | Holding	260
Investment Company Portfolio Turnover	135.00%
Additional Fund Statistics [Text Block]	Key Portfolio Statistics
Portfolio's net assets	$356,642,307%
Total number of portfolio holdings	260%
Portfolio turnover rate	135%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Portfolio; percentages indicated are based on the Portfolio's net assets.
Top Ten Holdings and/or Issuers*
U.S. Treasury Notes, 3.25%-4.625%, due 8/31/24-5/15/34	17.0%
iShares Russell 1000 Value ETF	3.5%
JPMorgan Chase & Co.	2.9%
iShares Intermediate Government/Credit Bond ETF	2.6%
Vanguard Russell 1000 Value	2.1%
UnitedHealth Group, Inc.	2.0%
Johnson & Johnson	1.6%
Vanguard Intermediate-Term Treasury ETF	1.6%
Cisco Systems, Inc.	1.3%
Morgan Stanley	1.3%
* Excluding short-term investments
Portfolio Composition
Common Stocks	56.1%
U.S. Government & Federal Agencies	17.1%
Corporate Bonds	13.7%
Exchange-Traded Funds	9.8%
Short-Term Investments	3.6%
Asset-Backed Securities	1.0%
Mortgage-Backed Securities	0.3%
Foreign Government Bond	0.1%
Other Assets, Less Liabilities	(1.7)%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
U.S. Treasury Notes, 3.25%-4.625%, due 8/31/24-5/15/34	17.0%
iShares Russell 1000 Value ETF	3.5%
JPMorgan Chase & Co.	2.9%
iShares Intermediate Government/Credit Bond ETF	2.6%
Vanguard Russell 1000 Value	2.1%
UnitedHealth Group, Inc.	2.0%
Johnson & Johnson	1.6%
Vanguard Intermediate-Term Treasury ETF	1.6%
Cisco Systems, Inc.	1.3%
Morgan Stanley	1.3%
* Excluding short-term investments

C000025805 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI VP Balanced Portfolio (formerly known as MainStay VP Balanced Portfolio)
Class Name	Service Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about NYLI VP Balanced Portfolio (the "Portfolio") for the period January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at dfinview.com/NYLIM?site=VP. You can also request this information by contacting us at 800-624-6782.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM?site=VP
Expenses [Text Block]
What were the Portfolio costs for the last six months?[1]
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[2,3]
Service Class	$48	0.94%
1.
Does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher.

2.	Excludes the fees and expenses of the acquired (underlying) funds in which the Portfolio invested.
3.	Annualized.

Expenses Paid, Amount	$ 48	[22]
Expense Ratio, Percent	0.94%	[22],[23],[24]
Performance Past Does Not Indicate Future [Text]	Keep in mind that the Portfolio’s past performance is not a good predictor of how the Portfolio will perform in the future.
Line Graph [Table Text Block]
Portfolio Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Portfolio. It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate broad-based securities market index and other additional indexes, if applicable, for the same period. The Portfolio's equity subadvisor changed effective January 1, 2018 due to an organizational restructuring whereby all investment personnel of Cornerstone Capital Management Holdings LLC, the former subadvisor, transitioned to MacKay Shields LLC. Effective May 1, 2021, the Portfolio replaced the subadvisor to the equity portion of the Portfolio and modified the equity portion of the Portfolio's principal investment strategies. The past performance in the graph and table prior to that date reflects the Portfolio's prior subadvisor and principal investment strategies for the equity portion of the Portfolio.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Period-Ended June 30, 2024	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Service Class Shares	5/2/2005	2.66%	8.34%	6.34%	5.45%
Russell 3000® Index[2]		13.56%	23.13%	14.14%	12.15%
Russell 1000® Value Index[3]		6.62%	13.06%	9.01%	8.23%
Bloomberg U.S. Intermediate Government/Credit Bond Index[4]		0.49%	4.19%	0.71%	1.55%
Balanced Composite Index[5]		4.19%	9.58%	6.00%	5.80%
Morningstar Moderate Allocation Category Average[6]		6.56%	12.61%	7.05%	6.20%
1.	Not annualized.
2.
In accordance with new regulatory requirements, the Portfolio has selected the Russell 3000® Index, which represents a broad measure of market performance, as a replacement for the Russell 1000® Value Index. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 96% of the investable U.S. equity market.

3.
The Russell 1000® Value Index, which is generally representative of the market sectors or types of investments in which the Portfolio invests, measures the performance of the large-cap value segment of the U.S. equity universe. It includes those Russell 1000® Index companies with lower price-to-book ratios and lower expected growth values.

4.
The Bloomberg U.S. Intermediate Government/Credit Bond Index, which is generally representative of the market sectors or types of investments in which the Portfolio invests, measures the performance of U.S. dollar-denominated U.S. treasuries, government-related and investment grade U.S. corporate securities that have a remaining maturity of greater than one year and less than ten years.

5.
The Balanced Composite Index, which is generally representative of the market sectors or types of investments in which the Portfolio invests, consists of the Russell 1000® Value Index and the Bloomberg U.S. Intermediate Government/Credit Bond Index weighted 60%/40%, respectively.

6.
The Morningstar Moderate Allocation Category Average is representative of funds in allocation categories that seek to provide both income and capital appreciation by primarily investing in multiple asset classes, including stocks, bonds, and cash. These moderate strategies seek to balance preservation of capital with appreciation. They typically expect volatility similar to a strategic equity exposure between 50% and 70%. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	May 02, 2005
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Performance Table Market Index Changed [Text Block]	In accordance with new regulatory requirements, the Portfolio has selected the Russell 3000® Index, which represents a broad measure of market performance, as a replacement for the Russell 1000® Value Index. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 96% of the investable U.S. equity market.
Net Assets	$ 356,642,307
Holdings Count | Holding	260
Investment Company Portfolio Turnover	135.00%
Additional Fund Statistics [Text Block]	Key Portfolio Statistics
Portfolio's net assets	$356,642,307%
Total number of portfolio holdings	260%
Portfolio turnover rate	135%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Portfolio; percentages indicated are based on the Portfolio's net assets.
Top Ten Holdings and/or Issuers*
U.S. Treasury Notes, 3.25%-4.625%, due 8/31/24-5/15/34	17.0%
iShares Russell 1000 Value ETF	3.5%
JPMorgan Chase & Co.	2.9%
iShares Intermediate Government/Credit Bond ETF	2.6%
Vanguard Russell 1000 Value	2.1%
UnitedHealth Group, Inc.	2.0%
Johnson & Johnson	1.6%
Vanguard Intermediate-Term Treasury ETF	1.6%
Cisco Systems, Inc.	1.3%
Morgan Stanley	1.3%
* Excluding short-term investments
Portfolio Composition
Common Stocks	56.1%
U.S. Government & Federal Agencies	17.1%
Corporate Bonds	13.7%
Exchange-Traded Funds	9.8%
Short-Term Investments	3.6%
Asset-Backed Securities	1.0%
Mortgage-Backed Securities	0.3%
Foreign Government Bond	0.1%
Other Assets, Less Liabilities	(1.7)%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
U.S. Treasury Notes, 3.25%-4.625%, due 8/31/24-5/15/34	17.0%
iShares Russell 1000 Value ETF	3.5%
JPMorgan Chase & Co.	2.9%
iShares Intermediate Government/Credit Bond ETF	2.6%
Vanguard Russell 1000 Value	2.1%
UnitedHealth Group, Inc.	2.0%
Johnson & Johnson	1.6%
Vanguard Intermediate-Term Treasury ETF	1.6%
Cisco Systems, Inc.	1.3%
Morgan Stanley	1.3%
* Excluding short-term investments

C000099347 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI VP MacKay Strategic Bond Portfolio(formerly known as MainStay VP MacKay Strategic Bond Portfolio)
Class Name	Initial Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about NYLI VP MacKay Strategic Bond Portfolio (the "Portfolio") for the period January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at dfinview.com/NYLIM?site=VP. You can also request this information by contacting us at 800-624-6782.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM?site=VP
Expenses [Text Block]
What were the Portfolio costs for the last six months?[1]
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[2]
Initial Class	$32	0.63%
1.
Does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher.

2.	Annualized.

Expenses Paid, Amount	$ 32	[25]
Expense Ratio, Percent	0.63%	[25],[26]
Performance Past Does Not Indicate Future [Text]	Keep in mind that the Portfolio’s past performance is not a good predictor of how the Portfolio will perform in the future.
Line Graph [Table Text Block]
Portfolio Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Portfolio. It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate broad-based securities market index and other additional indexes, if applicable, for the same period.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Period-Ended June 30, 2024	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Initial Class Shares	4/29/2011	3.24%	9.49%	3.15%	2.66%
Bloomberg U.S. Aggregate Bond Index[2]		(0.71)%	2.63%	(0.23)%	1.35%
ICE BofA U.S. Dollar 3-Month Deposit Offered Rate Constant Maturity Index[3]		2.69%	5.50%	2.28%	1.70%
Morningstar Nontraditional Bond Category Average[4]		2.52%	6.93%	2.17%	2.10%
1.	Not annualized.
2.
In accordance with new regulatory requirements, the Portfolio has selected the Bloomberg U.S. Aggregate Bond Index, which represents a broad measure of market performance, and is generally representative of the market sectors or types of investments in which the Portfolio invests. The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures performance of the investment grade, U.S. dollar denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities.

3.
The ICE BofA U.S. Dollar 3-Month Deposit Offered Rate Constant Maturity Index is unmanaged and tracks the performance of a synthetic asset paying a deposit offered rate to a stated maturity. The index is based on the assumed purchase at par of a synthetic instrument having exactly its stated maturity and with a coupon equal to that day’s fixing rate. That issue is assumed to be sold the following business day (priced at a yield equal to the current day fixing rate) and rolled into a new instrument.

4.
The Portfolio has selected the Morningstar Nontraditional Bond Category Average as an additional benchmark. The Morningstar Nontraditional Bond Category Average contains funds that pursue strategies divergent in one or more ways from conventional practice in the broader bond-fund universe. Morningstar category averages are equal-weighted returns based on constituents of the category at the end of the period.

Performance Inception Date	Apr. 29, 2011
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Net Assets	$ 643,661,286
Holdings Count | Holding	487
Investment Company Portfolio Turnover	55.00%
Additional Fund Statistics [Text Block]	Key Portfolio Statistics
Portfolio's net assets	$643,661,286%
Total number of portfolio holdings	487%
Portfolio turnover rate	55%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Portfolio; percentages indicated are based on the Portfolio's net assets.
Top Ten Holdings and/or Issuers*
GNMA, (zero coupon)-3.50%, due 8/20/49-2/16/66	6.0%
FHLMC, (zero coupon)-4.00%, due 1/15/33-8/15/56	2.4%
FNMA, (zero coupon)-3.50%, due 4/25/46-3/25/60	1.6%
FHLMC STACR REMIC Trust, 8.735%-11.335%, due 8/25/33-2/25/50	1.3%
CF Hippolyta Issuer LLC, 1.69%-2.28%, due 7/15/60-3/15/61	1.3%
FHLMC STACR REMIC Trust, 8.335%-10.335%, due 8/25/33	1.3%
Citigroup, Inc., 2.52%-9.007%, due 8/15/24-11/3/32	1.2%
Bank of America Corp., 2.087%-8.57%, due 11/15/24-4/22/32	1.1%
FHLMC STACR REMIC Trust, 8.485%-10.785%, due 12/25/33	1.1%
NatWest Group plc, 3.073%-5.847%, due 3/2/27-3/1/35	1.1%
* Excluding short-term investments
Portfolio Composition
Mortgage-Backed Securities	43.0%
Corporate Bonds	38.0%
Asset-Backed Securities	13.2%
Foreign Government Bonds	3.7%
Loan Assignments	0.6%
Short-Term Investments	0.3%
Municipal Bond	0.1%
Other Assets, Less Liabilities	1.1%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
GNMA, (zero coupon)-3.50%, due 8/20/49-2/16/66	6.0%
FHLMC, (zero coupon)-4.00%, due 1/15/33-8/15/56	2.4%
FNMA, (zero coupon)-3.50%, due 4/25/46-3/25/60	1.6%
FHLMC STACR REMIC Trust, 8.735%-11.335%, due 8/25/33-2/25/50	1.3%
CF Hippolyta Issuer LLC, 1.69%-2.28%, due 7/15/60-3/15/61	1.3%
FHLMC STACR REMIC Trust, 8.335%-10.335%, due 8/25/33	1.3%
Citigroup, Inc., 2.52%-9.007%, due 8/15/24-11/3/32	1.2%
Bank of America Corp., 2.087%-8.57%, due 11/15/24-4/22/32	1.1%
FHLMC STACR REMIC Trust, 8.485%-10.785%, due 12/25/33	1.1%
NatWest Group plc, 3.073%-5.847%, due 3/2/27-3/1/35	1.1%
* Excluding short-term investments

C000099348 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI VP MacKay Strategic Bond Portfolio (formerly known as MainStay VP MacKay Strategic Bond Portfolio)
Class Name	Service Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about NYLI VP MacKay Strategic Bond Portfolio (the "Portfolio") for the period January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at dfinview.com/NYLIM?site=VP. You can also request this information by contacting us at 800-624-6782.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM?site=VP
Expenses [Text Block]
What were the Portfolio costs for the last six months?[1]
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[2]
Service Class	$44	0.88%
1.
Does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher.

2.	Annualized.

Expenses Paid, Amount	$ 44	[27]
Expense Ratio, Percent	0.88%	[27],[28]
Performance Past Does Not Indicate Future [Text]	Keep in mind that the Portfolio’s past performance is not a good predictor of how the Portfolio will perform in the future.
Line Graph [Table Text Block]
Portfolio Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Portfolio. It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate broad-based securities market index and other additional indexes, if applicable, for the same period.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Period-Ended June 30, 2024	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Service Class Shares	4/29/2011	3.11%	9.21%	2.90%	2.40%
Bloomberg U.S. Aggregate Bond Index[2]		(0.71)%	2.63%	(0.23)%	1.35%
ICE BofA U.S. Dollar 3-Month Deposit Offered Rate Constant Maturity Index[3]		2.69%	5.50%	2.28%	1.70%
Morningstar Nontraditional Bond Category Average[4]		2.52%	6.93%	2.17%	2.10%
1.	Not annualized.
2.
In accordance with new regulatory requirements, the Portfolio has selected the Bloomberg U.S. Aggregate Bond Index, which represents a broad measure of market performance, and is generally representative of the market sectors or types of investments in which the Portfolio invests. The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures performance of the investment grade, U.S. dollar denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities.

3.
The ICE BofA U.S. Dollar 3-Month Deposit Offered Rate Constant Maturity Index is unmanaged and tracks the performance of a synthetic asset paying a deposit offered rate to a stated maturity. The index is based on the assumed purchase at par of a synthetic instrument having exactly its stated maturity and with a coupon equal to that day’s fixing rate. That issue is assumed to be sold the following business day (priced at a yield equal to the current day fixing rate) and rolled into a new instrument.

4.
The Portfolio has selected the Morningstar Nontraditional Bond Category Average as an additional benchmark. The Morningstar Nontraditional Bond Category Average contains funds that pursue strategies divergent in one or more ways from conventional practice in the broader bond-fund universe. Morningstar category averages are equal-weighted returns based on constituents of the category at the end of the period.

Performance Inception Date	Apr. 29, 2011
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Net Assets	$ 643,661,286
Holdings Count | Holding	487
Investment Company Portfolio Turnover	55.00%
Additional Fund Statistics [Text Block]	Key Portfolio Statistics
Portfolio's net assets	$643,661,286%
Total number of portfolio holdings	487%
Portfolio turnover rate	55%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Portfolio; percentages indicated are based on the Portfolio's net assets.
Top Ten Holdings and/or Issuers*
GNMA, (zero coupon)-3.50%, due 8/20/49-2/16/66	6.0%
FHLMC, (zero coupon)-4.00%, due 1/15/33-8/15/56	2.4%
FNMA, (zero coupon)-3.50%, due 4/25/46-3/25/60	1.6%
FHLMC STACR REMIC Trust, 8.735%-11.335%, due 8/25/33-2/25/50	1.3%
CF Hippolyta Issuer LLC, 1.69%-2.28%, due 7/15/60-3/15/61	1.3%
FHLMC STACR REMIC Trust, 8.335%-10.335%, due 8/25/33	1.3%
Citigroup, Inc., 2.52%-9.007%, due 8/15/24-11/3/32	1.2%
Bank of America Corp., 2.087%-8.57%, due 11/15/24-4/22/32	1.1%
FHLMC STACR REMIC Trust, 8.485%-10.785%, due 12/25/33	1.1%
NatWest Group plc, 3.073%-5.847%, due 3/2/27-3/1/35	1.1%
* Excluding short-term investments
Portfolio Composition
Mortgage-Backed Securities	43.0%
Corporate Bonds	38.0%
Asset-Backed Securities	13.2%
Foreign Government Bonds	3.7%
Loan Assignments	0.6%
Short-Term Investments	0.3%
Municipal Bond	0.1%
Other Assets, Less Liabilities	1.1%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
GNMA, (zero coupon)-3.50%, due 8/20/49-2/16/66	6.0%
FHLMC, (zero coupon)-4.00%, due 1/15/33-8/15/56	2.4%
FNMA, (zero coupon)-3.50%, due 4/25/46-3/25/60	1.6%
FHLMC STACR REMIC Trust, 8.735%-11.335%, due 8/25/33-2/25/50	1.3%
CF Hippolyta Issuer LLC, 1.69%-2.28%, due 7/15/60-3/15/61	1.3%
FHLMC STACR REMIC Trust, 8.335%-10.335%, due 8/25/33	1.3%
Citigroup, Inc., 2.52%-9.007%, due 8/15/24-11/3/32	1.2%
Bank of America Corp., 2.087%-8.57%, due 11/15/24-4/22/32	1.1%
FHLMC STACR REMIC Trust, 8.485%-10.785%, due 12/25/33	1.1%
NatWest Group plc, 3.073%-5.847%, due 3/2/27-3/1/35	1.1%
* Excluding short-term investments

C000104625 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI VP Natural Resources Portfolio (formerly known as MainStay VP Natural Resources Portfolio)
Class Name	Initial Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about NYLI VP Natural Resources Portfolio (the "Portfolio") for the period January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at dfinview.com/NYLIM?site=VP. You can also request this information by contacting us at 800-624-6782.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM?site=VP
Expenses [Text Block]
What were the Portfolio costs for the last six months?[1]
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[2]
Initial Class	$43	0.84%
1.
Does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher.

2.	Annualized.

Expenses Paid, Amount	$ 43	[29]
Expense Ratio, Percent	0.84%	[29],[30]
Performance Past Does Not Indicate Future [Text]	Keep in mind that the Portfolio’s past performance is not a good predictor of how the Portfolio will perform in the future.
Line Graph [Table Text Block]
Portfolio Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Portfolio. It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate broad-based securities market index and other additional indexes, if applicable, for the same period.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Period-Ended June 30, 2024	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Initial Class Shares	2/17/2012	8.16%	13.49%	18.06%	2.28%
MSCI World Index (Net)[2]		11.75%	20.19%	11.78%	9.16%
S&P Global Natural Resources Index[3]		0.36%	7.81%	8.38%	4.49%
Morningstar Natural Resources Category Average[4]		0.23%	4.22%	10.17%	4.19%
1.	Not annualized.
2.
In accordance with new regulatory requirements, the Portfolio has selected the MSCI World Index (Net), which represents a broad measure of market performance, as a replacement for the S&P Global Natural Resources Index. The MSCI World Index (Net) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets.

3.
The S&P Global Natural Resources Index, which is generally representative of the market sectors or types of investments in which the Portfolio invests, includes 90 of the largest publicly-traded companies in natural resources and commodities businesses that meet specific investability requirements, offering investors diversified and investable equity exposure to agribusiness, energy, and metals & mining.

4.
The Morningstar Natural Resources Category Average is representative of funds that invest primarily on commodity-based industries such as energy, chemicals, minerals, and forest products in the United States or outside of the United States. Some funds invest across this spectrum to offer broad natural-resources exposure. Others concentrate heavily or even exclusively in specific industries. Funds that concentrate primarily in energy-related industries are part of the equity energy category. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Feb. 17, 2012
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Performance Table Market Index Changed [Text Block]	In accordance with new regulatory requirements, the Portfolio has selected the MSCI World Index (Net), which represents a broad measure of market performance, as a replacement for the S&P Global Natural Resources Index. The MSCI World Index (Net) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets.
Net Assets	$ 338,178,155
Holdings Count | Holding	42
Investment Company Portfolio Turnover	43.00%
Additional Fund Statistics [Text Block]	Key Portfolio Statistics
Portfolio's net assets	$338,178,155%
Total number of portfolio holdings	42%
Portfolio turnover rate	43%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Portfolio; percentages indicated are based on the Portfolio's net assets.
Top Ten Holdings and/or Issuers*
Diamondback Energy, Inc.	5.0%
Phillips 66	4.8%
Newmont Corp.	4.7%
Permian Resources Corp.	4.6%
International Paper Co.	4.5%
Occidental Petroleum Corp.	4.4%
EQT Corp.	4.4%
CF Industries Holdings, Inc.	4.0%
NOV, Inc.	4.0%
Antero Resources Corp.	4.0%
* Excluding short-term investments
Top Countries
United States	81.4%
Canada	12.6%
Australia	1.1%
Chile	1.1%
Greece	1.0%
Ireland	1.0%
Luxembourg	0.8%
Norway	0.5%
Zambia	0.5%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
Diamondback Energy, Inc.	5.0%
Phillips 66	4.8%
Newmont Corp.	4.7%
Permian Resources Corp.	4.6%
International Paper Co.	4.5%
Occidental Petroleum Corp.	4.4%
EQT Corp.	4.4%
CF Industries Holdings, Inc.	4.0%
NOV, Inc.	4.0%
Antero Resources Corp.	4.0%
* Excluding short-term investments

C000104631 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI VP American Century Sustainable Equity Portfolio (formerly known as MainStay VP American Century Sustainable Equity Portfolio)
Class Name	Initial Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about NYLI VP American Century Sustainable Equity Portfolio (the "Portfolio") for the period January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at dfinview.com/NYLIM?site=VP. You can also request this information by contacting us at 800-624-6782.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM?site=VP
Expenses [Text Block]
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[2]
Initial Class	$35	0.66%
1.
Does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher.

2.	Annualized.

Expenses Paid, Amount	$ 35	[31]
Expense Ratio, Percent	0.66%	[31],[32]
Performance Past Does Not Indicate Future [Text]	Keep in mind that the Portfolio’s past performance is not a good predictor of how the Portfolio will perform in the future.
Line Graph [Table Text Block]
Portfolio Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Portfolio. It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate broad-based securities market index and other additional indexes, if applicable, for the same period.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Period-Ended June 30, 2024	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Initial Class Shares	2/17/2012	13.83%	23.13%	12.56%	9.47%
Russell 3000® Index[2]		13.56%	23.13%	14.14%	12.15%
S&P 500® Index[3]		15.29%	24.56%	15.05%	12.86%
Morningstar Large Value Category Average[4]		7.33%	14.82%	9.86%	8.44%
1.	Not annualized.
2.
In accordance with new regulatory requirements, the Portfolio has selected the Russell 3000® Index, which represents a broad measure of market performance, as a replacement for the S&P 500® Index. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 96% of the investable U.S. equity market.

3.
The S&P 500® Index, which represents a broad measure of market performance, is generally representative of the market sectors or types of investments in which the Portfolio invests. S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC. The S&P 500® Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance.

4.
The Morningstar Large Value Category Average is representative of funds that invest primarily in big U.S. companies that are less expensive or growing more slowly than other large-cap stocks. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Feb. 17, 2012
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Performance Table Market Index Changed [Text Block]	In accordance with new regulatory requirements, the Portfolio has selected the Russell 3000® Index, which represents a broad measure of market performance, as a replacement for the S&P 500® Index. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 96% of the investable U.S. equity market.
Net Assets	$ 450,547,832
Holdings Count | Holding	105
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	Key Portfolio Statistics
Portfolio's net assets	$450,547,832%
Total number of portfolio holdings	105%
Portfolio turnover rate	15%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Portfolio; percentages indicated are based on the Portfolio's net assets.
Top Ten Holdings and/or Issuers*
Microsoft Corp.	8.6%
NVIDIA Corp.	6.9%
Apple, Inc.	6.3%
Alphabet, Inc., Class A	4.5%
Amazon.com, Inc.	3.6%
Meta Platforms, Inc., Class A	2.4%
UnitedHealth Group, Inc.	1.8%
JPMorgan Chase & Co.	1.6%
Visa, Inc., Class A	1.6%
Home Depot, Inc. (The)	1.5%
* Excluding short-term investments
Top Industries
Software	11.7%
Semiconductors & Semiconductor Equipment	11.6%
Interactive Media & Services	6.9%
Technology Hardware, Storage & Peripherals	6.3%
Capital Markets	3.9%
Pharmaceuticals	3.8%
Broadline Retail	3.6%
Specialty Retail	3.3%
Banks	3.3%
Life Sciences Tools & Services	2.8%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
Microsoft Corp.	8.6%
NVIDIA Corp.	6.9%
Apple, Inc.	6.3%
Alphabet, Inc., Class A	4.5%
Amazon.com, Inc.	3.6%
Meta Platforms, Inc., Class A	2.4%
UnitedHealth Group, Inc.	1.8%
JPMorgan Chase & Co.	1.6%
Visa, Inc., Class A	1.6%
Home Depot, Inc. (The)	1.5%
* Excluding short-term investments

C000025788 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI VP Epoch U.S. Equity Yield Portfolio (formerly known as MainStay VP Epoch U.S. Equity Yield Portfolio)
Class Name	Initial Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about NYLI VP Epoch U.S. Equity Yield Portfolio (the "Portfolio") for the period January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at dfinview.com/NYLIM?site=VP. You can also request this information by contacting us at 800-624-6782.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM?site=VP
Expenses [Text Block]
What were the Portfolio costs for the last six months?[1]
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[2,3]
Initial Class	$35	0.68%
1.
Does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher.

2.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
3.	Annualized.

Expenses Paid, Amount	$ 35	[33]
Expense Ratio, Percent	0.68%	[33],[34],[35]
Performance Past Does Not Indicate Future [Text]	Keep in mind that the Portfolio’s past performance is not a good predictor of how the Portfolio will perform in the future.
Line Graph [Table Text Block]
Portfolio Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Portfolio. It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate broad-based securities market index and other additional indexes, if applicable, for the same period. The Portfolio's subadvisor changed effective January 9, 2017, and its principal investment strategies changed effective March 13, 2017. The past performance in the graph and table prior to those dates reflects the Portfolio’s prior subadvisor and principal investment strategies.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Period-Ended June 30, 2024	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Initial Class Shares	5/1/1998	9.89%	16.71%	9.19%	7.77%
Russell 3000® Index[2]		13.56%	23.13%	14.14%	12.15%
Russell 1000® Value Index[3]		6.62%	13.06%	9.01%	8.23%
U.S. Equity Yield Composite Index[4]		6.77%	12.61%	7.35%	8.90%
Morningstar Large Value Category Average[5]		7.33%	14.82%	9.86%	8.44%
1.	Not annualized.
2.
In accordance with new regulatory requirements, the Portfolio has selected the Russell 3000® Index, which represents a broad measure of market performance, as a replacement for the Russell 1000® Value Index. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 96% of the investable U.S. equity market.

3.
The Russell 1000® Value Index, which is generally representative of the market sectors or types of investments in which the Portfolio invests, measures the performance of the large-cap value segment of the U.S. equity universe. It includes those Russell 1000® Index companies with lower price-to-book ratios and lower expected growth values.

4.
The U.S. Equity Yield Composite Index, which is generally representative of the market sectors or types of investments in which the Portfolio invests, consists of the MSCI USA High Dividend Yield Index and the MSCI USA Minimum Volatility (USD) Index weighted at 60% and 40%, respectively. The MSCI USA High Dividend Yield Index is based on the MSCI USA Index and includes large- and mid-cap stocks. It is designed to reflect the performance of equities in the MSCI USA Index (excluding real estate investment trusts) with higher dividend income and quality characteristics than average dividend yields that are both sustainable and persistent. The MSCI USA Minimum Volatility (USD) Index aims to reflect the performance characteristics of a minimum variance strategy applied to the large- and mid-cap U.S. equity universe. The MSCI USA Minimum Volatility (USD) Index is calculated by optimizing the MSCI USA Index in U.S. dollars for the lowest absolute risk (within a given set of constraints).

5.
The Morningstar Large Value Category Average is representative of funds that invest primarily in big U.S. companies that are less expensive or growing more slowly than other large-cap stocks. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	May 01, 1998
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Performance Table Market Index Changed [Text Block]	In accordance with new regulatory requirements, the Portfolio has selected the Russell 3000® Index, which represents a broad measure of market performance, as a replacement for the Russell 1000® Value Index. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 96% of the investable U.S. equity market.
Net Assets	$ 899,746,425
Holdings Count | Holding	97
Investment Company Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]	Key Portfolio Statistics
Portfolio's net assets	$899,746,425%
Total number of portfolio holdings	97%
Portfolio turnover rate	5%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Portfolio; percentages indicated are based on the Portfolio's net assets.
Top Ten Holdings and/or Issuers*
JPMorgan Chase & Co.	2.5%
Bank of America Corp.	2.5%
Eli Lilly & Co.	2.5%
Broadcom, Inc.	2.2%
MetLife, Inc.	2.1%
AbbVie, Inc.	2.0%
Merck & Co., Inc.	1.9%
Cummins, Inc.	1.9%
Walmart, Inc.	1.9%
Iron Mountain, Inc.	1.9%
* Excluding short-term investments
Top Industries
Banks	9.5%
Pharmaceuticals	7.3%
Semiconductors & Semiconductor Equipment	6.0%
Oil, Gas & Consumable Fuels	5.8%
Insurance	5.4%
Electric Utilities	4.8%
Technology Hardware, Storage & Peripherals	3.8%
Chemicals	3.5%
Electrical Equipment	3.4%
Specialized REITs	3.3%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
JPMorgan Chase & Co.	2.5%
Bank of America Corp.	2.5%
Eli Lilly & Co.	2.5%
Broadcom, Inc.	2.2%
MetLife, Inc.	2.1%
AbbVie, Inc.	2.0%
Merck & Co., Inc.	1.9%
Cummins, Inc.	1.9%
Walmart, Inc.	1.9%
Iron Mountain, Inc.	1.9%
* Excluding short-term investments

C000025789 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI VP Epoch U.S. Equity Yield Portfolio (formerly known as MainStay VP Epoch U.S. Equity Yield Portfolio)
Class Name	Service Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about NYLI VP Epoch U.S. Equity Yield Portfolio (the "Portfolio") for the period January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at dfinview.com/NYLIM?site=VP. You can also request this information by contacting us at 800-624-6782.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM?site=VP
Expenses [Text Block]
What were the Portfolio costs for the last six months?[1]
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[2,3]
Service Class	$49	0.93%
1.
Does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher.

2.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
3.	Annualized.

Expenses Paid, Amount	$ 49	[36]
Expense Ratio, Percent	0.93%	[36],[37],[38]
Performance Past Does Not Indicate Future [Text]	Keep in mind that the Portfolio’s past performance is not a good predictor of how the Portfolio will perform in the future.
Line Graph [Table Text Block]
Portfolio Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Portfolio. It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate broad-based securities market index and other additional indexes, if applicable, for the same period. The Portfolio's subadvisor changed effective January 9, 2017, and its principal investment strategies changed effective March 13, 2017. The past performance in the graph and table prior to those dates reflects the Portfolio’s prior subadvisor and principal investment strategies.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Period-Ended June 30, 2024	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Service Class Shares	6/5/2003	9.75%	16.41%	8.92%	7.50%
Russell 3000® Index[2]		13.56%	23.13%	14.14%	12.15%
Russell 1000® Value Index[3]		6.62%	13.06%	9.01%	8.23%
U.S. Equity Yield Composite Index[4]		6.77%	12.61%	7.35%	8.90%
Morningstar Large Value Category Average[5]		7.33%	14.82%	9.86%	8.44%
1.	Not annualized.
2.
In accordance with new regulatory requirements, the Portfolio has selected the Russell 3000® Index, which represents a broad measure of market performance, as a replacement for the Russell 1000® Value Index. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 96% of the investable U.S. equity market.

3.
The Russell 1000® Value Index, which is generally representative of the market sectors or types of investments in which the Portfolio invests, measures the performance of the large-cap value segment of the U.S. equity universe. It includes those Russell 1000® Index companies with lower price-to-book ratios and lower expected growth values.

4.
The U.S. Equity Yield Composite Index, which is generally representative of the market sectors or types of investments in which the Portfolio invests, consists of the MSCI USA High Dividend Yield Index and the MSCI USA Minimum Volatility (USD) Index weighted at 60% and 40%, respectively. The MSCI USA High Dividend Yield Index is based on the MSCI USA Index and includes large- and mid-cap stocks. It is designed to reflect the performance of equities in the MSCI USA Index (excluding real estate investment trusts) with higher dividend income and quality characteristics than average dividend yields that are both sustainable and persistent. The MSCI USA Minimum Volatility (USD) Index aims to reflect the performance characteristics of a minimum variance strategy applied to the large- and mid-cap U.S. equity universe. The MSCI USA Minimum Volatility (USD) Index is calculated by optimizing the MSCI USA Index in U.S. dollars for the lowest absolute risk (within a given set of constraints).

5.
The Morningstar Large Value Category Average is representative of funds that invest primarily in big U.S. companies that are less expensive or growing more slowly than other large-cap stocks. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Jun. 05, 2003
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Performance Table Market Index Changed [Text Block]	In accordance with new regulatory requirements, the Portfolio has selected the Russell 3000® Index, which represents a broad measure of market performance, as a replacement for the Russell 1000® Value Index. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 96% of the investable U.S. equity market.
Net Assets	$ 899,746,425
Holdings Count | Holding	97
Investment Company Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]	Key Portfolio Statistics
Portfolio's net assets	$899,746,425%
Total number of portfolio holdings	97%
Portfolio turnover rate	5%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Portfolio; percentages indicated are based on the Portfolio's net assets.
Top Ten Holdings and/or Issuers*
JPMorgan Chase & Co.	2.5%
Bank of America Corp.	2.5%
Eli Lilly & Co.	2.5%
Broadcom, Inc.	2.2%
MetLife, Inc.	2.1%
AbbVie, Inc.	2.0%
Merck & Co., Inc.	1.9%
Cummins, Inc.	1.9%
Walmart, Inc.	1.9%
Iron Mountain, Inc.	1.9%
* Excluding short-term investments
Top Industries
Banks	9.5%
Pharmaceuticals	7.3%
Semiconductors & Semiconductor Equipment	6.0%
Oil, Gas & Consumable Fuels	5.8%
Insurance	5.4%
Electric Utilities	4.8%
Technology Hardware, Storage & Peripherals	3.8%
Chemicals	3.5%
Electrical Equipment	3.4%
Specialized REITs	3.3%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
JPMorgan Chase & Co.	2.5%
Bank of America Corp.	2.5%
Eli Lilly & Co.	2.5%
Broadcom, Inc.	2.2%
MetLife, Inc.	2.1%
AbbVie, Inc.	2.0%
Merck & Co., Inc.	1.9%
Cummins, Inc.	1.9%
Walmart, Inc.	1.9%
Iron Mountain, Inc.	1.9%
* Excluding short-term investments

C000025802 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI VP Dimensional U.S. Equity Portfolio (formerly known as MainStay VP Wellington U.S. Equity Portfolio)
Class Name	Initial Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about NYLI VP Dimensional U.S. Equity Portfolio (the "Portfolio") for the period January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at dfinview.com/NYLIM?site=VP. You can also request this information by contacting us at 800-624-6782.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM?site=VP
Expenses [Text Block]
What were the Portfolio costs for the last six months?[1]
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[2]
Initial Class	$30	0.56%
1.
Does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher.

2.	Annualized.

Expenses Paid, Amount	$ 30	[39]
Expense Ratio, Percent	0.56%	[39],[40]
Performance Past Does Not Indicate Future [Text]	Keep in mind that the Portfolio’s past performance is not a good predictor of how the Portfolio will perform in the future.
Line Graph [Table Text Block]
Portfolio Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Portfolio. It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate broad-based securities market index and other additional indexes, if applicable, for the same period. Effective January 1, 2018, due to an organizational restructuring, all investment personnel of Cornerstone Capital Management Holdings LLC, the former subadvisor, transitioned to MacKay Shields LLC, the former subadvisor. Effective May 1, 2021, the Portfolio replaced its subadvisor and modified its principal investment strategies. The past performance in the graph and table prior to that date reflects the Portfolio's prior subadvisors and principal investment strategies.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Period-Ended June 30, 2024	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Initial Class Shares	1/23/1984	17.19%	27.00%	13.56%	11.40%
Russell 3000® Index[2]		13.56%	23.13%	14.14%	12.15%
S&P 500® Index[3]		15.29%	24.56%	15.05%	12.86%
Morningstar Large Blend Category Average[4]		12.64%	21.37%	13.28%	11.23%
1.	Not annualized.
2.
In accordance with new regulatory requirements, the Portfolio has selected the Russell 3000® Index, which represents a broad measure of market performance, as a replacement for the S&P 500® Index. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 96% of the investable U.S. equity market.

3.
The S&P 500® Index, which represents a broad measure of market performance, is generally representative of the market sectors or types of investments in which the Portfolio invests. S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC. The S&P 500® Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance.

4.
The Morningstar Large Blend Category Average is representative of funds that represent the overall U.S. stock market in size, growth rates and price. Stocks in the top 70% of the capitalization of the U.S. equity market are defined as large cap. The blend style is assigned to funds where neither growth nor value characteristics predominate. These funds tend to invest across the spectrum of U.S. industries, and owing to their broad exposure, the funds' returns are often similar to those of the S&P 500® Index. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Jan. 23, 1984
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Performance Table Market Index Changed [Text Block]	In accordance with new regulatory requirements, the Portfolio has selected the Russell 3000® Index, which represents a broad measure of market performance, as a replacement for the S&P 500® Index. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 96% of the investable U.S. equity market.
Net Assets	$ 994,313,220
Holdings Count | Holding	71
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	Key Portfolio Statistics
Portfolio's net assets	$994,313,220%
Total number of portfolio holdings	71%
Portfolio turnover rate	16%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Portfolio; percentages indicated are based on the Portfolio's net assets.
Top Ten Holdings and/or Issuers*
Microsoft Corp.	7.6%
Apple, Inc.	7.4%
NVIDIA Corp.	7.1%
Amazon.com, Inc.	5.1%
Alphabet, Inc.	4.9%
Meta Platforms, Inc., Class A	3.1%
Eli Lilly & Co.	2.6%
Broadcom, Inc.	2.5%
JPMorgan Chase & Co.	2.4%
Procter & Gamble Co. (The)	2.0%
* Excluding short-term investments
Top Industries
Semiconductors & Semiconductor Equipment	12.0%
Software	11.2%
Interactive Media & Services	8.0%
Technology Hardware, Storage & Peripherals	7.4%
Broadline Retail	5.1%
Pharmaceuticals	3.9%
Banks	3.8%
Oil, Gas & Consumable Fuels	3.4%
Insurance	3.1%
Machinery	3.0%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
Microsoft Corp.	7.6%
Apple, Inc.	7.4%
NVIDIA Corp.	7.1%
Amazon.com, Inc.	5.1%
Alphabet, Inc.	4.9%
Meta Platforms, Inc., Class A	3.1%
Eli Lilly & Co.	2.6%
Broadcom, Inc.	2.5%
JPMorgan Chase & Co.	2.4%
Procter & Gamble Co. (The)	2.0%
* Excluding short-term investments

C000025803 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI VP Dimensional U.S. Equity Portfolio (formerly known as MainStay VP Wellington U.S. Equity Portfolio)
Class Name	Service Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about NYLI VP Dimensional U.S. Equity Portfolio (the "Portfolio") for the period January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at dfinview.com/NYLIM?site=VP. You can also request this information by contacting us at 800-624-6782.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM?site=VP
Expenses [Text Block]
What were the Portfolio costs for the last six months?[1]
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[2]
Service Class	$44	0.81%
1.
Does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher.

2.	Annualized.

Expenses Paid, Amount	$ 44	[41]
Expense Ratio, Percent	0.81%	[41],[42]
Performance Past Does Not Indicate Future [Text]	Keep in mind that the Portfolio’s past performance is not a good predictor of how the Portfolio will perform in the future.
Line Graph [Table Text Block]
Portfolio Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Portfolio. It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate broad-based securities market index and other additional indexes, if applicable, for the same period. Effective January 1, 2018, due to an organizational restructuring, all investment personnel of Cornerstone Capital Management Holdings LLC, the former subadvisor, transitioned to MacKay Shields LLC, the former subadvisor. Effective May 1, 2021, the Portfolio replaced its subadvisor and modified its principal investment strategies. The past performance in the graph and table prior to that date reflects the Portfolio's prior subadvisors and principal investment strategies.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Period-Ended June 30, 2024	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Service Class Shares	6/5/2003	17.05%	26.68%	13.28%	11.12%
Russell 3000® Index[2]		13.56%	23.13%	14.14%	12.15%
S&P 500® Index[3]		15.29%	24.56%	15.05%	12.86%
Morningstar Large Blend Category Average[4]		12.64%	21.37%	13.28%	11.23%
1.	Not annualized.
2.
In accordance with new regulatory requirements, the Portfolio has selected the Russell 3000® Index, which represents a broad measure of market performance, as a replacement for the S&P 500® Index. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 96% of the investable U.S. equity market.

3.
The S&P 500® Index, which represents a broad measure of market performance, is generally representative of the market sectors or types of investments in which the Portfolio invests. S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC. The S&P 500® Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance.

4.
The Morningstar Large Blend Category Average is representative of funds that represent the overall U.S. stock market in size, growth rates and price. Stocks in the top 70% of the capitalization of the U.S. equity market are defined as large cap. The blend style is assigned to funds where neither growth nor value characteristics predominate. These funds tend to invest across the spectrum of U.S. industries, and owing to their broad exposure, the funds' returns are often similar to those of the S&P 500® Index. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Jun. 05, 2003
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Performance Table Market Index Changed [Text Block]	In accordance with new regulatory requirements, the Portfolio has selected the Russell 3000® Index, which represents a broad measure of market performance, as a replacement for the S&P 500® Index. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 96% of the investable U.S. equity market.
Net Assets	$ 994,313,220
Holdings Count | Holding	71
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	Key Portfolio Statistics
Portfolio's net assets	$994,313,220%
Total number of portfolio holdings	71%
Portfolio turnover rate	16%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Portfolio; percentages indicated are based on the Portfolio's net assets.
Top Ten Holdings and/or Issuers*
Microsoft Corp.	7.6%
Apple, Inc.	7.4%
NVIDIA Corp.	7.1%
Amazon.com, Inc.	5.1%
Alphabet, Inc.	4.9%
Meta Platforms, Inc., Class A	3.1%
Eli Lilly & Co.	2.6%
Broadcom, Inc.	2.5%
JPMorgan Chase & Co.	2.4%
Procter & Gamble Co. (The)	2.0%
* Excluding short-term investments
Top Industries
Semiconductors & Semiconductor Equipment	12.0%
Software	11.2%
Interactive Media & Services	8.0%
Technology Hardware, Storage & Peripherals	7.4%
Broadline Retail	5.1%
Pharmaceuticals	3.9%
Banks	3.8%
Oil, Gas & Consumable Fuels	3.4%
Insurance	3.1%
Machinery	3.0%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
Microsoft Corp.	7.6%
Apple, Inc.	7.4%
NVIDIA Corp.	7.1%
Amazon.com, Inc.	5.1%
Alphabet, Inc.	4.9%
Meta Platforms, Inc., Class A	3.1%
Eli Lilly & Co.	2.6%
Broadcom, Inc.	2.5%
JPMorgan Chase & Co.	2.4%
Procter & Gamble Co. (The)	2.0%
* Excluding short-term investments

C000104621 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI VP Candriam Emerging Markets Equity Portfolio (formerly known as MainStay VP Candriam Emerging Markets Equity Portfolio)
Class Name	Initial Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about NYLI VP Candriam Emerging Markets Equity Portfolio (the "Portfolio") for the period January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at dfinview.com/NYLIM?site=VP. You can also request this information by contacting us at 800-624-6782.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM?site=VP
Expenses [Text Block]
What were the Portfolio costs for the last six months?[1]
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[2]
Initial Class	$60	1.14%
1.
Does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher.

2.	Annualized.

Expenses Paid, Amount	$ 60	[43]
Expense Ratio, Percent	1.14%	[43],[44]
Performance Past Does Not Indicate Future [Text]	Keep in mind that the Portfolio’s past performance is not a good predictor of how the Portfolio will perform in the future.
Line Graph [Table Text Block]
Portfolio Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Portfolio. It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate broad-based securities market index and other additional indexes, if applicable, for the same period. Effective January 13, 2015, the Portfolio changed its subadvisors and revised its principal investment strategies. The performance in the graph and table prior to that date reflects the Portfolio’s prior subadvisors and principal investment strategies. In addition, one of the Portfolio's subadvisors changed effective January 1, 2018 due to an organizational restructuring whereby all investment personnel of Cornerstone Capital Management Holdings LLC, the former subadvisor, transitioned to MacKay Shields LLC. Effective May 1, 2021, the Portfolio replaced one of its subadvisors and modified its principal investment strategies. The past performance in the graph and table prior to that date reflects the Portfolio's prior subadvisor and principal investment strategies.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Period-Ended June 30, 2024	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Initial Class Shares	2/17/2012	11.14%	14.21%	2.30%	0.92%
MSCI Emerging Markets Index (Net)[2]		7.49%	12.55%	3.10%	2.79%
Morningstar Diversified Emerging Markets Category Average[3]		6.87%	12.30%	3.76%	2.74%
1.	Not annualized.
2.
The Portfolio has selected MSCI Emerging Markets Index (Net), which represents a broad measure of market performance, and is generally representative of the market sectors or types of investments in which the Portfolio invests. The MSCI Emerging Markets Index (Net) is a free float-adjusted market capitalization index that is designed to measure equity market performance in the global emerging markets.

3.
The Morningstar Diversified Emerging Markets Category Average is representative of funds that tend to divide their assets among 20 or more nations, although they tend to focus on the emerging markets of Asia and Latin America rather than on those of the Middle East, Africa, or Europe. These funds invest predominantly in emerging market equities, but some funds also invest in both equities and fixed income investments from emerging markets. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Feb. 17, 2012
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Net Assets	$ 221,566,557
Holdings Count | Holding	106
Investment Company Portfolio Turnover	58.00%
Additional Fund Statistics [Text Block]	Key Portfolio Statistics
Portfolio's net assets	$221,566,557%
Total number of portfolio holdings	106%
Portfolio turnover rate	58%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Portfolio; percentages indicated are based on the Portfolio's net assets.
Top Ten Holdings and/or Issuers*
Taiwan Semiconductor Manufacturing Co. Ltd.	9.7%
Samsung Electronics Co. Ltd., 0.00-1.88%	4.4%
Tencent Holdings Ltd.	4.3%
SK Hynix, Inc.	2.5%
Bharti Airtel Ltd.	2.2%
ICICI Bank Ltd.	2.1%
Reliance Industries Ltd.	2.1%
Meituan	2.1%
Gold Fields Ltd.	1.8%
PDD Holdings, Inc., ADR	1.7%
* Excluding short-term investments
Top Countries
China	23.8%
India	19.7%
Taiwan	18.0%
Republic of Korea	13.4%
South Africa	5.3%
Brazil	5.1%
Turkey	4.0%
Saudi Arabia	2.1%
Mexico	1.6%
Thailand	1.3%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
Taiwan Semiconductor Manufacturing Co. Ltd.	9.7%
Samsung Electronics Co. Ltd., 0.00-1.88%	4.4%
Tencent Holdings Ltd.	4.3%
SK Hynix, Inc.	2.5%
Bharti Airtel Ltd.	2.2%
ICICI Bank Ltd.	2.1%
Reliance Industries Ltd.	2.1%
Meituan	2.1%
Gold Fields Ltd.	1.8%
PDD Holdings, Inc., ADR	1.7%
* Excluding short-term investments

C000104622 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI VP Candriam Emerging Markets Equity Portfolio(formerly known as MainStay VP Candriam Emerging Markets Equity Portfolio)
Class Name	Service Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about NYLI VP Candriam Emerging Markets Equity Portfolio (the "Portfolio") for the period January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at dfinview.com/NYLIM?site=VP. You can also request this information by contacting us at 800-624-6782.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM?site=VP
Expenses [Text Block]
What were the Portfolio costs for the last six months?[1]
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[2]
Service Class	$73	1.39%
1.
Does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher.

2.	Annualized.

Expenses Paid, Amount	$ 73	[45]
Expense Ratio, Percent	1.39%	[45],[46]
Performance Past Does Not Indicate Future [Text]	Keep in mind that the Portfolio’s past performance is not a good predictor of how the Portfolio will perform in the future.
Line Graph [Table Text Block]
Portfolio Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Portfolio. It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate broad-based securities market index and other additional indexes, if applicable, for the same period. Effective January 13, 2015, the Portfolio changed its subadvisors and revised its principal investment strategies. The performance in the graph and table prior to that date reflects the Portfolio’s prior subadvisors and principal investment strategies. In addition, one of the Portfolio's subadvisors changed effective January 1, 2018 due to an organizational restructuring whereby all investment personnel of Cornerstone Capital Management Holdings LLC, the former subadvisor, transitioned to MacKay Shields LLC. Effective May 1, 2021, the Portfolio replaced one of its subadvisors and modified its principal investment strategies. The past performance in the graph and table prior to that date reflects the Portfolio's prior subadvisor and principal investment strategies.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Period-Ended June 30, 2024	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Service Class Shares	2/17/2012	11.00%	13.92%	2.05%	0.67%
MSCI Emerging Markets Index (Net)[2]		7.49%	12.55%	3.10%	2.79%
Morningstar Diversified Emerging Markets Category Average[3]		6.87%	12.30%	3.76%	2.74%
1.	Not annualized.
2.
The Portfolio has selected MSCI Emerging Markets Index (Net), which represents a broad measure of market performance, and is generally representative of the market sectors or types of investments in which the Portfolio invests. The MSCI Emerging Markets Index (Net) is a free float-adjusted market capitalization index that is designed to measure equity market performance in the global emerging markets.

3.
The Morningstar Diversified Emerging Markets Category Average is representative of funds that tend to divide their assets among 20 or more nations, although they tend to focus on the emerging markets of Asia and Latin America rather than on those of the Middle East, Africa, or Europe. These funds invest predominantly in emerging market equities, but some funds also invest in both equities and fixed income investments from emerging markets. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Feb. 17, 2012
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Net Assets	$ 221,566,557
Holdings Count | Holding	106
Investment Company Portfolio Turnover	58.00%
Additional Fund Statistics [Text Block]	Key Portfolio Statistics
Portfolio's net assets	$221,566,557%
Total number of portfolio holdings	106%
Portfolio turnover rate	58%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Portfolio; percentages indicated are based on the Portfolio's net assets.
Top Ten Holdings and/or Issuers*
Taiwan Semiconductor Manufacturing Co. Ltd.	9.7%
Samsung Electronics Co. Ltd., 0.00-1.88%	4.4%
Tencent Holdings Ltd.	4.3%
SK Hynix, Inc.	2.5%
Bharti Airtel Ltd.	2.2%
ICICI Bank Ltd.	2.1%
Reliance Industries Ltd.	2.1%
Meituan	2.1%
Gold Fields Ltd.	1.8%
PDD Holdings, Inc., ADR	1.7%
* Excluding short-term investments
Top Countries
China	23.8%
India	19.7%
Taiwan	18.0%
Republic of Korea	13.4%
South Africa	5.3%
Brazil	5.1%
Turkey	4.0%
Saudi Arabia	2.1%
Mexico	1.6%
Thailand	1.3%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
Taiwan Semiconductor Manufacturing Co. Ltd.	9.7%
Samsung Electronics Co. Ltd., 0.00-1.88%	4.4%
Tencent Holdings Ltd.	4.3%
SK Hynix, Inc.	2.5%
Bharti Airtel Ltd.	2.2%
ICICI Bank Ltd.	2.1%
Reliance Industries Ltd.	2.1%
Meituan	2.1%
Gold Fields Ltd.	1.8%
PDD Holdings, Inc., ADR	1.7%
* Excluding short-term investments

C000025810 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI VP Equity Allocation Portfolio (formerly known as MainStay VP Equity Allocation Portfolio)
Class Name	Initial Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about NYLI VP Equity Allocation Portfolio (the "Portfolio") for the period January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at dfinview.com/NYLIM?site=VP. You can also request this information by contacting us at 800-624-6782.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM?site=VP
Expenses [Text Block]
What were the Portfolio costs for the last six months?[1]
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[2,3]
Initial Class	$1	0.03%
1.
Does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher.

2.	Excludes the fees and expenses of the acquired (underlying) funds in which the Portfolio invested.
3.	Annualized.

Expenses Paid, Amount	$ 1	[47]
Expense Ratio, Percent	0.03%	[47],[48],[49]
Performance Past Does Not Indicate Future [Text]	Keep in mind that the Portfolio’s past performance is not a good predictor of how the Portfolio will perform in the future.
Line Graph [Table Text Block]
Portfolio Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Portfolio. It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate broad-based securities market index and other additional indexes, if applicable, for the same period.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Period-Ended June 30, 2024	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Initial Class Shares	2/13/2006	7.71%	15.27%	9.17%	7.23%
Russell 3000® Index[2]		13.56%	23.13%	14.14%	12.15%
S&P 500® Index[3]		15.29%	24.56%	15.05%	12.86%
MSCI EAFE® Index (Net)[4]		5.34%	11.54%	6.46%	4.33%
Equity Allocation Composite Index[5]		12.76%	21.23%	12.91%	10.73%
Morningstar Aggressive Allocation Category Average[6]		8.28%	15.54%	8.65%	7.30%
1.	Not annualized.
2.
In accordance with new regulatory requirements, the Portfolio has selected the Russell 3000® Index, which represents a broad measure of market performance, as a replacement for the S&P 500® Index. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 96% of the investable U.S. equity market.

3.
The S&P 500® Index, which is generally representative of the market sectors or types of investments in which the Portfolio invests. S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC. The S&P 500® Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance.

4.
The MSCI EAFE® Index (Net), which is generally representative of the market sectors or types of investments in which the Portfolio invests, consists of international stocks representing the developed world outside of North America.

5.
The Equity Allocation Composite Index, which is generally representative of the market sectors or types of investments in which the Portfolio invests, consists of the S&P 500® Index and the MSCI EAFE® Index (Net) weighted 75% and 25%, respectively.

6.
The Morningstar Aggressive Allocation Category Average is representative of funds in allocation categories that seek to provide both income and capital appreciation by primarily investing in multiple asset classes, including stocks, bonds, and cash. These aggressive strategies typically allocate at least 10% to equities of foreign companies and prioritize capital appreciation over preservation. They typically expect volatility similar to a strategic equity exposure of more than 85%. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Feb. 13, 2006
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Performance Table Market Index Changed [Text Block]	In accordance with new regulatory requirements, the Portfolio has selected the Russell 3000® Index, which represents a broad measure of market performance, as a replacement for the S&P 500® Index. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 96% of the investable U.S. equity market.
Net Assets	$ 822,857,385
Holdings Count | Holding	38
Investment Company Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]	Key Portfolio Statistics
Portfolio's net assets	$822,857,385%
Total number of portfolio holdings	38%
Portfolio turnover rate	7%

Holdings [Text Block]	Asset Diversification
Equity Funds	97.1%
Short-Term Investment	2.7%
Other Assets, Less Liabilities	0.2%

C000025811 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI VP Equity Allocation Portfolio (formerly known as MainStay VP Equity Allocation Portfolio)
Class Name	Service Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about NYLI VP Equity Allocation Portfolio (the "Portfolio") for the period January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at dfinview.com/NYLIM?site=VP. You can also request this information by contacting us at 800-624-6782.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM?site=VP
Expenses [Text Block]
What were the Portfolio costs for the last six months?[1]
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[2,3]
Service Class	$14	0.28%
1.
Does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher.

2.	Excludes the fees and expenses of the acquired (underlying) funds in which the Portfolio invested.
3.	Annualized.

Expenses Paid, Amount	$ 14	[50]
Expense Ratio, Percent	0.28%	[50],[51],[52]
Performance Past Does Not Indicate Future [Text]	Keep in mind that the Portfolio’s past performance is not a good predictor of how the Portfolio will perform in the future.
Line Graph [Table Text Block]
Portfolio Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Portfolio. It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate broad-based securities market index and other additional indexes, if applicable, for the same period.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Period-Ended June 30, 2024	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Service Class Shares	2/13/2006	7.58%	14.98%	8.90%	6.96%
Russell 3000® Index[2]		13.56%	23.13%	14.14%	12.15%
S&P 500® Index[3]		15.29%	24.56%	15.05%	12.86%
MSCI EAFE® Index (Net)[4]		5.34%	11.54%	6.46%	4.33%
Equity Allocation Composite Index[5]		12.76%	21.23%	12.91%	10.73%
Morningstar Aggressive Allocation Category Average[6]		8.28%	15.54%	8.65%	7.30%
1.	Not annualized.
2.
In accordance with new regulatory requirements, the Portfolio has selected the Russell 3000® Index, which represents a broad measure of market performance, as a replacement for the S&P 500® Index. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 96% of the investable U.S. equity market.

3.
The S&P 500® Index, which is generally representative of the market sectors or types of investments in which the Portfolio invests. S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC. The S&P 500® Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance.

4.
The MSCI EAFE® Index (Net), which is generally representative of the market sectors or types of investments in which the Portfolio invests, consists of international stocks representing the developed world outside of North America.

5.
The Equity Allocation Composite Index, which is generally representative of the market sectors or types of investments in which the Portfolio invests, consists of the S&P 500® Index and the MSCI EAFE® Index (Net) weighted 75% and 25%, respectively.

6.
The Morningstar Aggressive Allocation Category Average is representative of funds in allocation categories that seek to provide both income and capital appreciation by primarily investing in multiple asset classes, including stocks, bonds, and cash. These aggressive strategies typically allocate at least 10% to equities of foreign companies and prioritize capital appreciation over preservation. They typically expect volatility similar to a strategic equity exposure of more than 85%. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Feb. 13, 2006
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Performance Table Market Index Changed [Text Block]	In accordance with new regulatory requirements, the Portfolio has selected the Russell 3000® Index, which represents a broad measure of market performance, as a replacement for the S&P 500® Index. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 96% of the investable U.S. equity market.
Net Assets	$ 822,857,385
Holdings Count | Holding	38
Investment Company Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]	Key Portfolio Statistics
Portfolio's net assets	$822,857,385%
Total number of portfolio holdings	38%
Portfolio turnover rate	7%

Holdings [Text Block]	Asset Diversification
Equity Funds	97.1%
Short-Term Investment	2.7%
Other Assets, Less Liabilities	0.2%

C000025816 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI VP S&P 500 Index Portfolio (formerly known as MainStay VP S&P 500 Index Portfolio)
Class Name	Initial Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about NYLI VP S&P 500 Index Portfolio (the "Portfolio") for the period January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at dfinview.com/NYLIM?site=VP. You can also request this information by contacting us at 800-624-6782.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM?site=VP
Expenses [Text Block]
What were the Portfolio costs for the last six months?[1]
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[2,3]
Initial Class	$6	0.12%
1.
Does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher.

2.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
3.	Annualized.

Expenses Paid, Amount	$ 6	[53]
Expense Ratio, Percent	0.12%	[53],[54],[55]
Performance Past Does Not Indicate Future [Text]	Keep in mind that the Portfolio’s past performance is not a good predictor of how the Portfolio will perform in the future.
Line Graph [Table Text Block]
Portfolio Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Portfolio. It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate broad-based securities market index and other additional indexes, if applicable, for the same period. The Portfolio’s subadvisor changed effective January 1, 2018 due to an organizational restructuring whereby all investment personnel of Cornerstone Capital Management Holdings LLC, the former subadvisor, transitioned to MacKay Shields LLC. The Portfolio's subadvisor changed again effective June 10, 2022 due to the transition of Francis J. Ok, the Portfolio's portfolio manager, from MacKay Shields LLC, a former subadvisor, to IndexIQ Advisors LLC, which is a wholly-owned, indirect subsidiary of New York Life Investment Holdings LLC.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Period-Ended June 30, 2024	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Initial Class Shares	1/29/1993	15.20%	24.39%	14.90%	12.65%
S&P 500® Index[2]		15.29%	24.56%	15.05%	12.86%
Morningstar Large Blend Category Average[3]		12.64%	21.37%	13.28%	11.23%
1.	Not annualized.
2.
The Portfolio has selected the S&P 500® Index, which represents a broad measure of market performance, and is generally representative of the market sectors or types of investments in which the Portfolio invests. The S&P 500® Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance. S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC (“S&P”) and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”). The foregoing trademarks have been licensed for use by S&P Dow Jones Indices LLC and sublicensed for certain purposes by New York Life Investment Management LLC. The S&P 500® Index is a product of S&P Dow Jones Indices LLC and has been licensed for use by New York Life Investment Management LLC. MainStay S&P 500 Index Fund is not sponsored, endorsed, sold or promoted by S&P Dow Jones Indices LLC, Dow Jones, S&P or their respective affiliates and neither S&P Dow Jones Indices LLC, Dow Jones, S&P nor their respective affiliates make any representation regarding the advisability of investing in such product(s).

3.
The Morningstar Large Blend Category Average is representative of funds that represent the overall U.S. stock market in size, growth rates and price. Stocks in the top 70% of the capitalization of the U.S. equity market are defined as large cap. The blend style is assigned to funds where neither growth nor value characteristics predominate. These funds tend to invest across the spectrum of U.S. industries, and owing to their broad exposure, the funds' returns are often similar to those of the S&P 500® Index. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Jan. 29, 1993
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Net Assets	$ 4,344,982,123
Holdings Count | Holding	507
Investment Company Portfolio Turnover	1.00%
Additional Fund Statistics [Text Block]	Key Portfolio Statistics
Portfolio's net assets	$4,344,982,123%
Total number of portfolio holdings	507%
Portfolio turnover rate	1%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Portfolio; percentages indicated are based on the Portfolio's net assets.
Top Ten Holdings and/or Issuers*
Microsoft Corp.	7.2%
NVIDIA Corp.	6.5%
Apple, Inc.	6.5%
Alphabet, Inc.	4.2%
Amazon.com, Inc.	3.8%
Meta Platforms, Inc., Class A	2.4%
Berkshire Hathaway, Inc., Class B	1.6%
Eli Lilly & Co.	1.6%
Broadcom, Inc.	1.5%
JPMorgan Chase & Co.	1.3%
* Excluding short-term investments
Top Industries
Semiconductors & Semiconductor Equipment	11.9%
Software	10.8%
Technology Hardware, Storage & Peripherals	6.9%
Interactive Media & Services	6.6%
Broadline Retail	3.9%
Financial Services	3.8%
Pharmaceuticals	3.7%
Oil, Gas & Consumable Fuels	3.3%
Banks	3.2%
Capital Markets	2.7%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
Microsoft Corp.	7.2%
NVIDIA Corp.	6.5%
Apple, Inc.	6.5%
Alphabet, Inc.	4.2%
Amazon.com, Inc.	3.8%
Meta Platforms, Inc., Class A	2.4%
Berkshire Hathaway, Inc., Class B	1.6%
Eli Lilly & Co.	1.6%
Broadcom, Inc.	1.5%
JPMorgan Chase & Co.	1.3%
* Excluding short-term investments

C000025817 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI VP S&P 500 Index Portfolio (formerly known as MainStay VP S&P 500 Index Portfolio)
Class Name	Service Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about NYLI VP S&P 500 Index Portfolio (the "Portfolio") for the period January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at dfinview.com/NYLIM?site=VP. You can also request this information by contacting us at 800-624-6782.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM?site=VP
Expenses [Text Block]
What were the Portfolio costs for the last six months?[1]
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[2,3]
Service Class	$20	0.37%
1.
Does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher.

2.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
3.	Annualized.

Expenses Paid, Amount	$ 20	[56]
Expense Ratio, Percent	0.37%	[56],[57],[58]
Performance Past Does Not Indicate Future [Text]	Keep in mind that the Portfolio’s past performance is not a good predictor of how the Portfolio will perform in the future.
Line Graph [Table Text Block]
Portfolio Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Portfolio. It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate broad-based securities market index and other additional indexes, if applicable, for the same period. The Portfolio’s subadvisor changed effective January 1, 2018 due to an organizational restructuring whereby all investment personnel of Cornerstone Capital Management Holdings LLC, the former subadvisor, transitioned to MacKay Shields LLC. The Portfolio's subadvisor changed again effective June 10, 2022 due to the transition of Francis J. Ok, the Portfolio's portfolio manager, from MacKay Shields LLC, a former subadvisor, to IndexIQ Advisors LLC, which is a wholly-owned, indirect subsidiary of New York Life Investment Holdings LLC.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Period-Ended June 30, 2024	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Service Class Shares	6/5/2003	15.06%	24.08%	14.61%	12.37%
S&P 500® Index[2]		15.29%	24.56%	15.05%	12.86%
Morningstar Large Blend Category Average[3]		12.64%	21.37%	13.28%	11.23%
1.	Not annualized.
2.
The Portfolio has selected the S&P 500® Index, which represents a broad measure of market performance, and is generally representative of the market sectors or types of investments in which the Portfolio invests. The S&P 500® Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance. S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC (“S&P”) and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”). The foregoing trademarks have been licensed for use by S&P Dow Jones Indices LLC and sublicensed for certain purposes by New York Life Investment Management LLC. The S&P 500® Index is a product of S&P Dow Jones Indices LLC and has been licensed for use by New York Life Investment Management LLC. MainStay S&P 500 Index Fund is not sponsored, endorsed, sold or promoted by S&P Dow Jones Indices LLC, Dow Jones, S&P or their respective affiliates and neither S&P Dow Jones Indices LLC, Dow Jones, S&P nor their respective affiliates make any representation regarding the advisability of investing in such product(s).

3.
The Morningstar Large Blend Category Average is representative of funds that represent the overall U.S. stock market in size, growth rates and price. Stocks in the top 70% of the capitalization of the U.S. equity market are defined as large cap. The blend style is assigned to funds where neither growth nor value characteristics predominate. These funds tend to invest across the spectrum of U.S. industries, and owing to their broad exposure, the funds' returns are often similar to those of the S&P 500® Index. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Jun. 05, 2003
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Net Assets	$ 4,344,982,123
Holdings Count | Holding	507
Investment Company Portfolio Turnover	1.00%
Additional Fund Statistics [Text Block]	Key Portfolio Statistics
Portfolio's net assets	$4,344,982,123%
Total number of portfolio holdings	507%
Portfolio turnover rate	1%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Portfolio; percentages indicated are based on the Portfolio's net assets.
Top Ten Holdings and/or Issuers*
Microsoft Corp.	7.2%
NVIDIA Corp.	6.5%
Apple, Inc.	6.5%
Alphabet, Inc.	4.2%
Amazon.com, Inc.	3.8%
Meta Platforms, Inc., Class A	2.4%
Berkshire Hathaway, Inc., Class B	1.6%
Eli Lilly & Co.	1.6%
Broadcom, Inc.	1.5%
JPMorgan Chase & Co.	1.3%
* Excluding short-term investments
Top Industries
Semiconductors & Semiconductor Equipment	11.9%
Software	10.8%
Technology Hardware, Storage & Peripherals	6.9%
Interactive Media & Services	6.6%
Broadline Retail	3.9%
Financial Services	3.8%
Pharmaceuticals	3.7%
Oil, Gas & Consumable Fuels	3.3%
Banks	3.2%
Capital Markets	2.7%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
Microsoft Corp.	7.2%
NVIDIA Corp.	6.5%
Apple, Inc.	6.5%
Alphabet, Inc.	4.2%
Amazon.com, Inc.	3.8%
Meta Platforms, Inc., Class A	2.4%
Berkshire Hathaway, Inc., Class B	1.6%
Eli Lilly & Co.	1.6%
Broadcom, Inc.	1.5%
JPMorgan Chase & Co.	1.3%
* Excluding short-term investments

C000104632 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI VP American Century Sustainable Equity Portfolio (formerly known as MainStay VP American Century Sustainable Equity Portfolio)
Class Name	Service Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about NYLI VP American Century Sustainable Equity Portfolio (the "Portfolio") for the period January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at dfinview.com/NYLIM?site=VP. You can also request this information by contacting us at 800-624-6782.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM?site=VP
Expenses [Text Block]
What were the Portfolio costs for the last six months?[1]
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[2]
Service Class	$48	0.91%
1.
Does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher.

2.	Annualized.

Expenses Paid, Amount	$ 48	[59]
Expense Ratio, Percent	0.91%	[59],[60]
Performance Past Does Not Indicate Future [Text]	Keep in mind that the Portfolio’s past performance is not a good predictor of how the Portfolio will perform in the future.
Line Graph [Table Text Block]
Portfolio Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Portfolio. It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate broad-based securities market index and other additional indexes, if applicable, for the same period.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Period-Ended June 30, 2024	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Service Class Shares	2/17/2012	13.68%	22.82%	12.28%	9.20%
Russell 3000® Index[2]		13.56%	23.13%	14.14%	12.15%
S&P 500® Index[3]		15.29%	24.56%	15.05%	12.86%
Morningstar Large Value Category Average[4]		7.33%	14.82%	9.86%	8.44%
1.	Not annualized.
2.
In accordance with new regulatory requirements, the Portfolio has selected the Russell 3000® Index, which represents a broad measure of market performance, as a replacement for the S&P 500® Index. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 96% of the investable U.S. equity market.

3.
The S&P 500® Index, which represents a broad measure of market performance, is generally representative of the market sectors or types of investments in which the Portfolio invests. S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC. The S&P 500® Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance.

4.
The Morningstar Large Value Category Average is representative of funds that invest primarily in big U.S. companies that are less expensive or growing more slowly than other large-cap stocks. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Feb. 17, 2012
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Performance Table Market Index Changed [Text Block]	In accordance with new regulatory requirements, the Portfolio has selected the Russell 3000® Index, which represents a broad measure of market performance, as a replacement for the S&P 500® Index. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 96% of the investable U.S. equity market.
Net Assets	$ 450,547,832
Holdings Count | Holding	105
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	Key Portfolio Statistics
Portfolio's net assets	$450,547,832%
Total number of portfolio holdings	105%
Portfolio turnover rate	15%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Portfolio; percentages indicated are based on the Portfolio's net assets.
Top Ten Holdings and/or Issuers*
Microsoft Corp.	8.6%
NVIDIA Corp.	6.9%
Apple, Inc.	6.3%
Alphabet, Inc., Class A	4.5%
Amazon.com, Inc.	3.6%
Meta Platforms, Inc., Class A	2.4%
UnitedHealth Group, Inc.	1.8%
JPMorgan Chase & Co.	1.6%
Visa, Inc., Class A	1.6%
Home Depot, Inc. (The)	1.5%
* Excluding short-term investments
Top Industries
Software	11.7%
Semiconductors & Semiconductor Equipment	11.6%
Interactive Media & Services	6.9%
Technology Hardware, Storage & Peripherals	6.3%
Capital Markets	3.9%
Pharmaceuticals	3.8%
Broadline Retail	3.6%
Specialty Retail	3.3%
Banks	3.3%
Life Sciences Tools & Services	2.8%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
Microsoft Corp.	8.6%
NVIDIA Corp.	6.9%
Apple, Inc.	6.3%
Alphabet, Inc., Class A	4.5%
Amazon.com, Inc.	3.6%
Meta Platforms, Inc., Class A	2.4%
UnitedHealth Group, Inc.	1.8%
JPMorgan Chase & Co.	1.6%
Visa, Inc., Class A	1.6%
Home Depot, Inc. (The)	1.5%
* Excluding short-term investments

C000166826 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI VP Wellington Small Cap Portfolio (formerly known as MainStay VP Wellington Small Cap Portfolio)
Class Name	Initial Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about NYLI VP Wellington Small Cap Portfolio (the "Portfolio") for the period January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at dfinview.com/NYLIM?site=VP. You can also request this information by contacting us at 800-624-6782.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM?site=VP
Expenses [Text Block]
What were the Portfolio costs for the last six months?[1]
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[2,3]
Initial Class	$38	0.74%
1.
Does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher.

2.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
3.	Annualized.

Expenses Paid, Amount	$ 38	[61]
Expense Ratio, Percent	0.74%	[61],[62],[63]
Performance Past Does Not Indicate Future [Text]	Keep in mind that the Portfolio’s past performance is not a good predictor of how the Portfolio will perform in the future.
Line Graph [Table Text Block]
Portfolio Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Portfolio. It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate broad-based securities market index and other additional indexes, if applicable, for the same period. The Portfolio's subadvisor changed effective January 1, 2018, due to an organizational restructuring whereby all investment personnel of Cornerstone Capital Management Holdings LLC, the former subadvisor, transitioned to MacKay Shields LLC. Effective May 1, 2021, the Portfolio replaced its subadvisor, MacKay Shields LLC, and modified its principal investment strategies. The past performance in the graph and table prior to those dates reflect the Portfolio's subadvisors and principal investment strategies.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Period-Ended June 30, 2024	Inception Date	Six Months[1]	One Year	Five Years	Since inception
Initial Class Shares	5/2/2016	4.52%	12.99%	5.26%	6.44%
Russell 3000® Index[2]		13.56%	23.13%	14.14%	13.97%
Russell 2000® Index[3]		1.73%	10.06%	6.94%	8.91%
Morningstar Small Blend Category Average[4]		2.25%	10.40%	8.14%	8.37%
1.	Not annualized.
2.
In accordance with new regulatory requirements, the Portfolio has selected the Russell 3000® Index, which represents a broad measure of market performance, as a replacement for the Russell 2000® Index. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 96% of the investable U.S. equity market.

3.
The Russell 2000® Index, which is generally representative of the market sectors or types of investments in which the Portfolio invests, measures the performance of the small-cap segment of the U.S. equity universe. It is a subset of the Russell 3000® Index and includes approximately 2,000 of the smallest securities based on a combination of their market cap and current index membership.

4.
The Morningstar Small Blend Category Average is representative of funds that favor U.S. firms at the smaller end of the market-capitalization range. Some aim to own an array of value and growth stocks while others employ a discipline that leads to holdings with valuations and growth rates close to the small-cap averages. Stocks in the bottom 10% of the capitalization of the U.S. equity market are defined as small cap. The blend style is assigned to funds where neither growth nor value characteristics predominate. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	May 02, 2016
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Performance Table Market Index Changed [Text Block]	In accordance with new regulatory requirements, the Portfolio has selected the Russell 3000® Index, which represents a broad measure of market performance, as a replacement for the Russell 2000® Index. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 96% of the investable U.S. equity market.
Net Assets	$ 382,028,401
Holdings Count | Holding	271
Investment Company Portfolio Turnover	33.00%
Additional Fund Statistics [Text Block]	Key Portfolio Statistics
Portfolio's net assets	$382,028,401%
Total number of portfolio holdings	271%
Portfolio turnover rate	33%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Portfolio; percentages indicated are based on the Portfolio's net assets.
Top Ten Holdings and/or Issuers*
iShares Russell 2000 Value ETF	1.6%
iShares Russell 2000 ETF	1.3%
Skyline Champion Corp.	1.2%
elf Beauty, Inc.	1.2%
Hims & Hers Health, Inc.	1.1%
H&R Block, Inc.	1.1%
Cadence Bank	1.0%
Blue Bird Corp.	0.9%
MRC Global, Inc.	0.9%
PROCEPT BioRobotics Corp.	0.9%
* Excluding short-term investments
Top Industries
Banks	8.5%
Software	7.2%
Biotechnology	6.7%
Health Care Equipment & Supplies	4.0%
Energy Equipment & Services	3.7%
Exchange–Traded Funds	3.4%
Financial Services	3.1%
Machinery	3.0%
Trading Companies & Distributors	3.0%
Commercial Services & Supplies	2.9%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
iShares Russell 2000 Value ETF	1.6%
iShares Russell 2000 ETF	1.3%
Skyline Champion Corp.	1.2%
elf Beauty, Inc.	1.2%
Hims & Hers Health, Inc.	1.1%
H&R Block, Inc.	1.1%
Cadence Bank	1.0%
Blue Bird Corp.	0.9%
MRC Global, Inc.	0.9%
PROCEPT BioRobotics Corp.	0.9%
* Excluding short-term investments

C000166827 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI VP Wellington Small Cap Portfolio(formerly known as MainStay VP Wellington Small Cap Portfolio)
Class Name	Service Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about NYLI VP Wellington Small Cap Portfolio (the "Portfolio") for the period January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at dfinview.com/NYLIM?site=VP. You can also request this information by contacting us at 800-624-6782.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM?site=VP
Expenses [Text Block]
What were the Portfolio costs for the last six months?[1]
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[2,3]
Service Class	$50	0.99%
1.
Does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher.

2.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
3.	Annualized.

Expenses Paid, Amount	$ 50	[64]
Expense Ratio, Percent	0.99%	[64],[65],[66]
Performance Past Does Not Indicate Future [Text]	Keep in mind that the Portfolio’s past performance is not a good predictor of how the Portfolio will perform in the future.
Line Graph [Table Text Block]
Portfolio Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Portfolio. It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate broad-based securities market index and other additional indexes, if applicable, for the same period. The Portfolio's subadvisor changed effective January 1, 2018, due to an organizational restructuring whereby all investment personnel of Cornerstone Capital Management Holdings LLC, the former subadvisor, transitioned to MacKay Shields LLC. Effective May 1, 2021, the Portfolio replaced its subadvisor, MacKay Shields LLC, and modified its principal investment strategies. The past performance in the graph and table prior to those dates reflect the Portfolio's subadvisors and principal investment strategies.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Period-Ended June 30, 2024	Inception Date	Six Months[1]	One Year	Five Years	Since inception
Service Class Shares	5/2/2016	4.39%	12.71%	5.00%	6.18%
Russell 3000® Index[2]		13.56%	23.13%	14.14%	13.97%
Russell 2000® Index[3]		1.73%	10.06%	6.94%	8.91%
Morningstar Small Blend Category Average[4]		2.25%	10.40%	8.14%	8.37%
1.	Not annualized.
2.
In accordance with new regulatory requirements, the Portfolio has selected the Russell 3000® Index, which represents a broad measure of market performance, as a replacement for the Russell 2000® Index. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 96% of the investable U.S. equity market.

3.
The Russell 2000® Index, which is generally representative of the market sectors or types of investments in which the Portfolio invests, measures the performance of the small-cap segment of the U.S. equity universe. It is a subset of the Russell 3000® Index and includes approximately 2,000 of the smallest securities based on a combination of their market cap and current index membership.

4.
The Morningstar Small Blend Category Average is representative of funds that favor U.S. firms at the smaller end of the market-capitalization range. Some aim to own an array of value and growth stocks while others employ a discipline that leads to holdings with valuations and growth rates close to the small-cap averages. Stocks in the bottom 10% of the capitalization of the U.S. equity market are defined as small cap. The blend style is assigned to funds where neither growth nor value characteristics predominate. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	May 02, 2016
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Performance Table Market Index Changed [Text Block]	In accordance with new regulatory requirements, the Portfolio has selected the Russell 3000® Index, which represents a broad measure of market performance, as a replacement for the Russell 2000® Index. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 96% of the investable U.S. equity market.
Net Assets	$ 382,028,401
Holdings Count | Holding	271
Investment Company Portfolio Turnover	33.00%
Additional Fund Statistics [Text Block]	Key Portfolio Statistics
Portfolio's net assets	$382,028,401%
Total number of portfolio holdings	271%
Portfolio turnover rate	33%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Portfolio; percentages indicated are based on the Portfolio's net assets.
Top Ten Holdings and/or Issuers*
iShares Russell 2000 Value ETF	1.6%
iShares Russell 2000 ETF	1.3%
Skyline Champion Corp.	1.2%
elf Beauty, Inc.	1.2%
Hims & Hers Health, Inc.	1.1%
H&R Block, Inc.	1.1%
Cadence Bank	1.0%
Blue Bird Corp.	0.9%
MRC Global, Inc.	0.9%
PROCEPT BioRobotics Corp.	0.9%
* Excluding short-term investments
Top Industries
Banks	8.5%
Software	7.2%
Biotechnology	6.7%
Health Care Equipment & Supplies	4.0%
Energy Equipment & Services	3.7%
Exchange–Traded Funds	3.4%
Financial Services	3.1%
Machinery	3.0%
Trading Companies & Distributors	3.0%
Commercial Services & Supplies	2.9%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
iShares Russell 2000 Value ETF	1.6%
iShares Russell 2000 ETF	1.3%
Skyline Champion Corp.	1.2%
elf Beauty, Inc.	1.2%
Hims & Hers Health, Inc.	1.1%
H&R Block, Inc.	1.1%
Cadence Bank	1.0%
Blue Bird Corp.	0.9%
MRC Global, Inc.	0.9%
PROCEPT BioRobotics Corp.	0.9%
* Excluding short-term investments

C000025808 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI VP Conservative Allocation Portfolio (formerly known as MainStay VP Conservative Allocation Portfolio)
Class Name	Initial Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about NYLI VP Conservative Allocation Portfolio (the "Portfolio") for the period January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at dfinview.com/NYLIM?site=VP. You can also request this information by contacting us at 800-624-6782.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM?site=VP
Expenses [Text Block]
What were the Portfolio costs for the last six months?[1]
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[2,3]
Initial Class	$2	0.04%
1.
Does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher.

2.	Excludes the fees and expenses of the acquired (underlying) funds in which the Portfolio invested.
3.	Annualized.

Expenses Paid, Amount	$ 2	[67]
Expense Ratio, Percent	0.04%	[67],[68],[69]
Performance Past Does Not Indicate Future [Text]	Keep in mind that the Portfolio’s past performance is not a good predictor of how the Portfolio will perform in the future.
Line Graph [Table Text Block]
Portfolio Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Portfolio. It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate broad-based securities market index and other additional indexes, if applicable, for the same period.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Period-Ended June 30, 2024	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Initial Class Shares	2/13/2006	3.41%	8.59%	4.34%	4.03%
Bloomberg U.S. Aggregate Bond Index[2]		(0.71)%	2.63%	(0.23)%	1.35%
S&P 500® Index[3]		15.29%	24.56%	15.05%	12.86%
MSCI EAFE® Index (Net)[4]		5.34%	11.54%	6.46%	4.33%
Conservative Allocation Composite Index[5]		4.54%	9.82%	5.13%	5.25%
Morningstar Moderately Conservative Allocation Category Average[6]		4.05%	9.14%	4.25%	4.06%
1.	Not annualized.
2.
The Bloomberg U.S. Aggregate Bond Index is generally representative of the market sectors or types of investments in which the Portfolio invests. The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the performance of the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities.

3.
The S&P 500® Index, which is generally representative of the market sectors or types of investments in which the Portfolio invests. S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC. The S&P 500® Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance.

4.
The MSCI EAFE® Index (Net), which is generally representative of the market sectors or types of investments in which the Portfolio invests, consists of international stocks representing the developed world outside of North America.

5.
The Conservative Allocation Composite Index, which is generally representative of the market sectors or types of investments in which the Portfolio invests, consists of the Bloomberg U.S. Aggregate Bond Index, the S&P 500® Index and the MSCI EAFE® Index (Net) weighted 60%, 30% and 10%, respectively.

6.
The Morningstar Moderately Conservative Allocation Category Average is representative of funds in allocation categories that seek to provide both income and capital appreciation by primarily investing in multiple asset classes, including stocks, bonds, and cash. These moderately conservative strategies prioritize preservation of capital over appreciation. They typically expect volatility similar to a strategic equity exposure between 30% and 50%. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Feb. 13, 2006
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Performance Table Market Index Changed [Text Block]	The Bloomberg U.S. Aggregate Bond Index is generally representative of the market sectors or types of investments in which the Portfolio invests. The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the performance of the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities.
Net Assets	$ 418,705,760
Holdings Count | Holding	50
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	Key Portfolio Statistics
Portfolio's net assets	$418,705,760%
Total number of portfolio holdings	50%
Portfolio turnover rate	14%

Holdings [Text Block]	Asset Diversification
Equity Funds	38.5%
Fixed Income Funds	52.1%
Short-Term Investment	9.1%
Other Assets, Less Liabilities	0.3%

C000025809 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI VP Conservative Allocation Portfolio (formerly known as MainStay VP Conservative Allocation Portfolio)
Class Name	Service Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about NYLI VP Conservative Allocation Portfolio (the "Portfolio") for the period January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at dfinview.com/NYLIM?site=VP. You can also request this information by contacting us at 800-624-6782.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM?site=VP
Expenses [Text Block]
What were the Portfolio costs for the last six months?[1]
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[2,3]
Service Class	$15	0.29%
1.
Does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher.

2.	Excludes the fees and expenses of the acquired (underlying) funds in which the Portfolio invested.
3.	Annualized.

Expenses Paid, Amount	$ 15	[70]
Expense Ratio, Percent	0.29%	[70],[71],[72]
Performance Past Does Not Indicate Future [Text]	Keep in mind that the Portfolio’s past performance is not a good predictor of how the Portfolio will perform in the future.
Line Graph [Table Text Block]
Portfolio Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Portfolio. It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate broad-based securities market index and other additional indexes, if applicable, for the same period.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Period-Ended June 30, 2024	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Service Class Shares	2/13/2006	3.28%	8.32%	4.08%	3.77%
Bloomberg U.S. Aggregate Bond Index[2]		(0.71)%	2.63%	(0.23)%	1.35%
S&P 500® Index[3]		15.29%	24.56%	15.05%	12.86%
MSCI EAFE® Index (Net)[4]		5.34%	11.54%	6.46%	4.33%
Conservative Allocation Composite Index[5]		4.54%	9.82%	5.13%	5.25%
Morningstar Moderately Conservative Allocation Category Average[6]		4.05%	9.14%	4.25%	4.06%
1.	Not annualized.
2.
The Bloomberg U.S. Aggregate Bond Index is generally representative of the market sectors or types of investments in which the Portfolio invests. The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the performance of the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities.

3.
The S&P 500® Index, which is generally representative of the market sectors or types of investments in which the Portfolio invests. S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC. The S&P 500® Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance.

4.
The MSCI EAFE® Index (Net), which is generally representative of the market sectors or types of investments in which the Portfolio invests, consists of international stocks representing the developed world outside of North America.

5.
The Conservative Allocation Composite Index, which is generally representative of the market sectors or types of investments in which the Portfolio invests, consists of the Bloomberg U.S. Aggregate Bond Index, the S&P 500® Index and the MSCI EAFE® Index (Net) weighted 60%, 30% and 10%, respectively.

6.
The Morningstar Moderately Conservative Allocation Category Average is representative of funds in allocation categories that seek to provide both income and capital appreciation by primarily investing in multiple asset classes, including stocks, bonds, and cash. These moderately conservative strategies prioritize preservation of capital over appreciation. They typically expect volatility similar to a strategic equity exposure between 30% and 50%. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Feb. 13, 2006
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Performance Table Market Index Changed [Text Block]	The Bloomberg U.S. Aggregate Bond Index is generally representative of the market sectors or types of investments in which the Portfolio invests. The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the performance of the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities.
Net Assets	$ 418,705,760
Holdings Count | Holding	50
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	Key Portfolio Statistics
Portfolio's net assets	$418,705,760%
Total number of portfolio holdings	50%
Portfolio turnover rate	14%

Holdings [Text Block]	Asset Diversification
Equity Funds	38.5%
Fixed Income Funds	52.1%
Short-Term Investment	9.1%
Other Assets, Less Liabilities	0.3%

C000025822 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI VP MacKay U.S. Infrastructure Bond Portfolio (formerly known as MainStay VP MacKay U.S. Infrastructure Bond Portfolio)
Class Name	Initial Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about NYLI VP MacKay U.S. Infrastructure Bond Portfolio (the "Portfolio") for the period January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at dfinview.com/NYLIM?site=VP. You can also request this information by contacting us at 800-624-6782.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM?site=VP
Expenses [Text Block]
What were the Portfolio costs for the last six months?[1]
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[2]
Initial Class	$28	0.57%
1.
Does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher.

2.	Annualized.

Expenses Paid, Amount	$ 28	[73]
Expense Ratio, Percent	0.57%	[73],[74]
Performance Past Does Not Indicate Future [Text]	Keep in mind that the Portfolio’s past performance is not a good predictor of how the Portfolio will perform in the future.
Line Graph [Table Text Block]
Portfolio Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Portfolio. It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate broad-based securities market index and other additional indexes, if applicable, for the same period. Effective May 1, 2024, the Portfolio modified its principal investment strategies. The past performance in the graph and table prior to that date reflects the Portfolio's prior principal investment strategies.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Period-Ended June 30, 2024	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Initial Class Shares	1/29/1993	(1.04)%	2.00%	(0.68)%	0.55%
Bloomberg U.S. Aggregate Bond Index[2]		(0.71)%	2.63%	(0.23)%	1.35%
Bloomberg 5-10 Year Taxable Municipal Bond Index[3]		1.10%	5.18%	0.92%	2.59%
Bloomberg U.S. Government Bond Index[4]		(0.83)%	1.61%	(0.61)%	0.92%
Morningstar Intermediate Core Bond Category Average[5]		(0.28)%	3.05%	(0.15)%	1.26%
1.	Not annualized.
2.
In accordance with new regulatory requirements, the Portfolio has selected the Bloomberg U.S. Aggregate Bond Index, which represents a broad measure of market performance, as a replacement for the Bloomberg 5-10 Year Taxable Municipal Bond Index. The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the performance of the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities.

3.
The Bloomberg 5-10 Year Taxable Municipal Bond Index, which is generally representative of the market sectors or types of investments in which the Portfolio invests, is the 5-10 year component of the Bloomberg Taxable Municipal Bond Index.

4.
The Bloomberg U.S. Government Bond Index, which is generally representative of the market sectors or types of investments in which the Portfolio invests, consists of publicly issued debt of the U.S. Treasury and government agencies.

5.
The Morningstar Intermediate Core Bond Category Average is representative of funds that invest primarily in investment-grade U.S. fixed-income issues including government, corporate, and securitized debt, and hold less than 5% in below-investment-grade exposures. Their durations (a measure of interest-rate sensitivity) typically range between 75% and 125% of the three-year average of the effective duration of the Morningstar Core Bond Index. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Jan. 29, 1993
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Performance Table Market Index Changed [Text Block]	In accordance with new regulatory requirements, the Portfolio has selected the Bloomberg U.S. Aggregate Bond Index, which represents a broad measure of market performance, as a replacement for the Bloomberg 5-10 Year Taxable Municipal Bond Index. The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the performance of the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities.
Net Assets	$ 211,701,092
Holdings Count | Holding	107
Investment Company Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]	Key Portfolio Statistics
Portfolio's net assets	$211,701,092%
Total number of portfolio holdings	107%
Portfolio turnover rate	8%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Portfolio; percentages indicated are based on the Portfolio's net assets.
Top Ten Holdings and/or Issuers*
New York City Transitional Finance Authority, 2.40%-5.01%, due 5/1/27-5/1/34	3.4%
State of Illinois, 5.277%-6.725%, due 5/1/31-4/1/35	3.4%
City of Houston, 1.568%-3.973%, due 3/1/26-11/15/31	2.7%
New York State Dormitory Authority, 2.202%-4.802%, due 3/15/34-12/1/34	2.4%
Commonwealth of Massachusetts, 1.67%-3.769%, due 7/15/29-11/1/31	2.1%
Massachusetts School Building Authority, 1.753%-2.30%, due 8/15/30-2/15/35	2.1%
Port of Morrow, 3.371%-4.839%, due 9/1/25-9/1/31	2.0%
County of King, 2.26%-2.43%, due 12/1/33-1/1/39	1.9%
City of Los Angeles, 2.15%-4.72%, due 9/1/32-5/15/38	1.9%
Keller Independent School District, 5.00%, due 2/15/31	1.8%
* Excluding short-term investments
Portfolio Composition
Municipal Bonds	88.7%
Corporate Bonds	8.4%
Short-Term Investments	3.1%
Other Assets, Less Liabilities	(0.2)%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
New York City Transitional Finance Authority, 2.40%-5.01%, due 5/1/27-5/1/34	3.4%
State of Illinois, 5.277%-6.725%, due 5/1/31-4/1/35	3.4%
City of Houston, 1.568%-3.973%, due 3/1/26-11/15/31	2.7%
New York State Dormitory Authority, 2.202%-4.802%, due 3/15/34-12/1/34	2.4%
Commonwealth of Massachusetts, 1.67%-3.769%, due 7/15/29-11/1/31	2.1%
Massachusetts School Building Authority, 1.753%-2.30%, due 8/15/30-2/15/35	2.1%
Port of Morrow, 3.371%-4.839%, due 9/1/25-9/1/31	2.0%
County of King, 2.26%-2.43%, due 12/1/33-1/1/39	1.9%
City of Los Angeles, 2.15%-4.72%, due 9/1/32-5/15/38	1.9%
Keller Independent School District, 5.00%, due 2/15/31	1.8%
* Excluding short-term investments

C000025823 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI VP MacKay U.S. Infrastructure Bond Portfolio (formerly known as MainStay VP MacKay U.S. Infrastructure Bond Portfolio)
Class Name	Service Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about NYLI VP MacKay U.S. Infrastructure Bond Portfolio (the "Portfolio") for the period January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at dfinview.com/NYLIM?site=VP. You can also request this information by contacting us at 800-624-6782.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM?site=VP
Expenses [Text Block]
What were the Portfolio costs for the last six months?[1]
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[2]
Service Class	$41	0.82%
1.
Does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher.

2.	Annualized.

Expenses Paid, Amount	$ 41	[75]
Expense Ratio, Percent	0.82%	[75],[76]
Performance Past Does Not Indicate Future [Text]	Keep in mind that the Portfolio’s past performance is not a good predictor of how the Portfolio will perform in the future.
Line Graph [Table Text Block]
Portfolio Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Portfolio. It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate broad-based securities market index and other additional indexes, if applicable, for the same period. Effective May 1, 2024, the Portfolio modified its principal investment strategies. The past performance in the graph and table prior to that date reflects the Portfolio's prior principal investment strategies.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Period-Ended June 30, 2024	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Service Class Shares	6/4/2003	(1.16)%	1.75%	(0.93)%	0.30%
Bloomberg U.S. Aggregate Bond Index[2]		(0.71)%	2.63%	(0.23)%	1.35%
Bloomberg 5-10 Year Taxable Municipal Bond Index[3]		1.10%	5.18%	0.92%	2.59%
Bloomberg U.S. Government Bond Index[4]		(0.83)%	1.61%	(0.61)%	0.92%
Morningstar Intermediate Core Bond Category Average[5]		(0.28)%	3.05%	(0.15)%	1.26%
1.	Not annualized.
2.
In accordance with new regulatory requirements, the Portfolio has selected the Bloomberg U.S. Aggregate Bond Index, which represents a broad measure of market performance, as a replacement for the Bloomberg 5-10 Year Taxable Municipal Bond Index. The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the performance of the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities.

3.
The Bloomberg 5-10 Year Taxable Municipal Bond Index, which is generally representative of the market sectors or types of investments in which the Portfolio invests, is the 5-10 year component of the Bloomberg Taxable Municipal Bond Index.

4.
The Bloomberg U.S. Government Bond Index, which is generally representative of the market sectors or types of investments in which the Portfolio invests, consists of publicly issued debt of the U.S. Treasury and government agencies.

5.
The Morningstar Intermediate Core Bond Category Average is representative of funds that invest primarily in investment-grade U.S. fixed-income issues including government, corporate, and securitized debt, and hold less than 5% in below-investment-grade exposures. Their durations (a measure of interest-rate sensitivity) typically range between 75% and 125% of the three-year average of the effective duration of the Morningstar Core Bond Index. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Jun. 04, 2003
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Performance Table Market Index Changed [Text Block]	In accordance with new regulatory requirements, the Portfolio has selected the Bloomberg U.S. Aggregate Bond Index, which represents a broad measure of market performance, as a replacement for the Bloomberg 5-10 Year Taxable Municipal Bond Index. The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the performance of the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities.
Net Assets	$ 211,701,092
Holdings Count | Holding	107
Investment Company Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]	Key Portfolio Statistics
Portfolio's net assets	$211,701,092%
Total number of portfolio holdings	107%
Portfolio turnover rate	8%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Portfolio; percentages indicated are based on the Portfolio's net assets.
Top Ten Holdings and/or Issuers*
New York City Transitional Finance Authority, 2.40%-5.01%, due 5/1/27-5/1/34	3.4%
State of Illinois, 5.277%-6.725%, due 5/1/31-4/1/35	3.4%
City of Houston, 1.568%-3.973%, due 3/1/26-11/15/31	2.7%
New York State Dormitory Authority, 2.202%-4.802%, due 3/15/34-12/1/34	2.4%
Commonwealth of Massachusetts, 1.67%-3.769%, due 7/15/29-11/1/31	2.1%
Massachusetts School Building Authority, 1.753%-2.30%, due 8/15/30-2/15/35	2.1%
Port of Morrow, 3.371%-4.839%, due 9/1/25-9/1/31	2.0%
County of King, 2.26%-2.43%, due 12/1/33-1/1/39	1.9%
City of Los Angeles, 2.15%-4.72%, due 9/1/32-5/15/38	1.9%
Keller Independent School District, 5.00%, due 2/15/31	1.8%
* Excluding short-term investments
Portfolio Composition
Municipal Bonds	88.7%
Corporate Bonds	8.4%
Short-Term Investments	3.1%
Other Assets, Less Liabilities	(0.2)%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
New York City Transitional Finance Authority, 2.40%-5.01%, due 5/1/27-5/1/34	3.4%
State of Illinois, 5.277%-6.725%, due 5/1/31-4/1/35	3.4%
City of Houston, 1.568%-3.973%, due 3/1/26-11/15/31	2.7%
New York State Dormitory Authority, 2.202%-4.802%, due 3/15/34-12/1/34	2.4%
Commonwealth of Massachusetts, 1.67%-3.769%, due 7/15/29-11/1/31	2.1%
Massachusetts School Building Authority, 1.753%-2.30%, due 8/15/30-2/15/35	2.1%
Port of Morrow, 3.371%-4.839%, due 9/1/25-9/1/31	2.0%
County of King, 2.26%-2.43%, due 12/1/33-1/1/39	1.9%
City of Los Angeles, 2.15%-4.72%, due 9/1/32-5/15/38	1.9%
Keller Independent School District, 5.00%, due 2/15/31	1.8%
* Excluding short-term investments

C000025828 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI VP PineStone International Equity Portfolio (formerly known as MainStay VP PineStone International Equity Portfolio)
Class Name	Initial Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about NYLI VP PineStone International Equity Portfolio (the "Portfolio") for the period January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at dfinview.com/NYLIM?site=VP. You can also request this information by contacting us at 800-624-6782.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM?site=VP
Expenses [Text Block]
What were the Portfolio costs for the last six months?[1]
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[2]
Initial Class	$45	0.86%
1.
Does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher.

2.	Annualized.

Expenses Paid, Amount	$ 45	[77]
Expense Ratio, Percent	0.86%	[77],[78]
Performance Past Does Not Indicate Future [Text]	Keep in mind that the Portfolio’s past performance is not a good predictor of how the Portfolio will perform in the future.
Line Graph [Table Text Block]
Portfolio Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Portfolio. It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate broad-based securities market index and other additional indexes, if applicable, for the same period. The Portfolio’s subadvisor changed effective January 1, 2018 due to an organizational restructuring whereby all investment personnel of Cornerstone Capital Management Holdings LLC, the former subadvisor, transitioned to MacKay Shields LLC. Effective August 28, 2023, the Portfolio replaced its subadvisor, changed its investment objective and modified its principal investment strategies. The past performance in the graph and table prior to that date reflects the Portfolio's prior subadvisor, investment objective and principal investment strategies.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Period-Ended June 30, 2024	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Initial Class Shares	5/1/1995	8.45%	7.03%	4.56%	4.33%
MSCI EAFE® Index (Net)[2]		5.34%	11.54%	6.46%	4.33%
MSCI ACWI® ex USA Index (Net)[3]		5.69%	11.62%	5.55%	3.84%
Morningstar Foreign Large Growth Category Average[4]		6.38%	9.87%	6.16%	5.36%
1.	Not annualized.
2.
The Portfolio has selected the MSCI EAFE® Index (Net) as a replacement for the MSCI ACWI® (All Country World Index) ex USA Index (Net) as its primary benchmark because it believes that the MSCI EAFE® Index (Net) is more reflective of its principal investment strategies. The MSCI EAFE® Index (Net) consists of international stocks representing the developed world outside of North America.

3.
The MSCI ACWI® ex USA Index (Net) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets, excluding the U.S.

4.
The Morningstar Foreign Large Growth Category Average is representative of funds that focus on high-priced growth stocks, mainly outside of the United States. Most of these funds divide their assets among a dozen or more developed markets, including Japan, Britain, France, and Germany. These funds primarily invest in stocks that have market caps in the top 70% of each economically integrated market and will have less than 20% of assets invested in U.S. stocks. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	May 01, 1995
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Performance Table Market Index Changed [Text Block]	The Portfolio has selected the MSCI EAFE® Index (Net) as a replacement for the MSCI ACWI® (All Country World Index) ex USA Index (Net) as its primary benchmark because it believes that the MSCI EAFE® Index (Net) is more reflective of its principal investment strategies. The MSCI EAFE® Index (Net) consists of international stocks representing the developed world outside of North America.
Net Assets	$ 443,327,810
Holdings Count | Holding	33
Investment Company Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]	Key Portfolio Statistics
Portfolio's net assets	$443,327,810%
Total number of portfolio holdings	33%
Portfolio turnover rate	4%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Portfolio; percentages indicated are based on the Portfolio's net assets.
Top Ten Holdings and/or Issuers*
Taiwan Semiconductor Manufacturing Co. Ltd., Sponsored ADR	9.1%
Novo Nordisk A/S, Class B	7.9%
London Stock Exchange Group plc	5.1%
ASML Holding NV	4.4%
Nestle SA (Registered)	4.4%
LVMH Moet Hennessy Louis Vuitton SE	4.4%
InterContinental Hotels Group plc	4.1%
EssilorLuxottica SA	3.9%
Air Liquide SA	3.9%
SAP SE	3.6%
* Excluding short-term investments
Top Countries
United Kingdom	23.2%
France	15.5%
Switzerland	10.6%
United States	9.4%
Taiwan	9.1%
Denmark	7.9%
Japan	6.5%
Germany	5.1%
Netherlands	4.4%
Canada	2.9%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
Taiwan Semiconductor Manufacturing Co. Ltd., Sponsored ADR	9.1%
Novo Nordisk A/S, Class B	7.9%
London Stock Exchange Group plc	5.1%
ASML Holding NV	4.4%
Nestle SA (Registered)	4.4%
LVMH Moet Hennessy Louis Vuitton SE	4.4%
InterContinental Hotels Group plc	4.1%
EssilorLuxottica SA	3.9%
Air Liquide SA	3.9%
SAP SE	3.6%
* Excluding short-term investments

C000025829 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI VP PineStone International Equity Portfolio (formerly known as MainStay VP PineStone International Equity Portfolio)
Class Name	Service Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about NYLI VP PineStone International Equity Portfolio (the "Portfolio") for the period January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at dfinview.com/NYLIM?site=VP. You can also request this information by contacting us at 800-624-6782.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM?site=VP
Expenses [Text Block]
What were the Portfolio costs for the last six months?[1]
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[2]
Service Class	$58	1.11%
1.
Does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher.

2.	Annualized.

Expenses Paid, Amount	$ 58	[79]
Expense Ratio, Percent	1.11%	[79],[80]
Performance Past Does Not Indicate Future [Text]	Keep in mind that the Portfolio’s past performance is not a good predictor of how the Portfolio will perform in the future.
Line Graph [Table Text Block]
Portfolio Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Portfolio. It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate broad-based securities market index and other additional indexes, if applicable, for the same period. The Portfolio’s subadvisor changed effective January 1, 2018 due to an organizational restructuring whereby all investment personnel of Cornerstone Capital Management Holdings LLC, the former subadvisor, transitioned to MacKay Shields LLC. Effective August 28, 2023, the Portfolio replaced its subadvisor, changed its investment objective and modified its principal investment strategies. The past performance in the graph and table prior to that date reflects the Portfolio's prior subadvisor, investment objective and principal investment strategies.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Period-Ended June 30, 2024	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Service Class Shares	6/5/2003	8.32%	6.76%	4.30%	4.07%
MSCI EAFE® Index (Net)[2]		5.34%	11.54%	6.46%	4.33%
MSCI ACWI® ex USA Index (Net)[3]		5.69%	11.62%	5.55%	3.84%
Morningstar Foreign Large Growth Category Average[4]		6.38%	9.87%	6.16%	5.36%
1.	Not annualized.
2.
The Portfolio has selected the MSCI EAFE® Index (Net) as a replacement for the MSCI ACWI® (All Country World Index) ex USA Index (Net) as its primary benchmark because it believes that the MSCI EAFE® Index (Net) is more reflective of its principal investment strategies. The MSCI EAFE® Index (Net) consists of international stocks representing the developed world outside of North America.

3.
The MSCI ACWI® ex USA Index (Net) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets, excluding the U.S.

4.
The Morningstar Foreign Large Growth Category Average is representative of funds that focus on high-priced growth stocks, mainly outside of the United States. Most of these funds divide their assets among a dozen or more developed markets, including Japan, Britain, France, and Germany. These funds primarily invest in stocks that have market caps in the top 70% of each economically integrated market and will have less than 20% of assets invested in U.S. stocks. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Jun. 05, 2003
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Performance Table Market Index Changed [Text Block]	The Portfolio has selected the MSCI EAFE® Index (Net) as a replacement for the MSCI ACWI® (All Country World Index) ex USA Index (Net) as its primary benchmark because it believes that the MSCI EAFE® Index (Net) is more reflective of its principal investment strategies. The MSCI EAFE® Index (Net) consists of international stocks representing the developed world outside of North America.
Net Assets	$ 443,327,810
Holdings Count | Holding	33
Investment Company Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]	Key Portfolio Statistics
Portfolio's net assets	$443,327,810%
Total number of portfolio holdings	33%
Portfolio turnover rate	4%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Portfolio; percentages indicated are based on the Portfolio's net assets.
Top Ten Holdings and/or Issuers*
Taiwan Semiconductor Manufacturing Co. Ltd., Sponsored ADR	9.1%
Novo Nordisk A/S, Class B	7.9%
London Stock Exchange Group plc	5.1%
ASML Holding NV	4.4%
Nestle SA (Registered)	4.4%
LVMH Moet Hennessy Louis Vuitton SE	4.4%
InterContinental Hotels Group plc	4.1%
EssilorLuxottica SA	3.9%
Air Liquide SA	3.9%
SAP SE	3.6%
* Excluding short-term investments
Top Countries
United Kingdom	23.2%
France	15.5%
Switzerland	10.6%
United States	9.4%
Taiwan	9.1%
Denmark	7.9%
Japan	6.5%
Germany	5.1%
Netherlands	4.4%
Canada	2.9%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
Taiwan Semiconductor Manufacturing Co. Ltd., Sponsored ADR	9.1%
Novo Nordisk A/S, Class B	7.9%
London Stock Exchange Group plc	5.1%
ASML Holding NV	4.4%
Nestle SA (Registered)	4.4%
LVMH Moet Hennessy Louis Vuitton SE	4.4%
InterContinental Hotels Group plc	4.1%
EssilorLuxottica SA	3.9%
Air Liquide SA	3.9%
SAP SE	3.6%
* Excluding short-term investments

C000104623 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI VP Small Cap Growth Portfolio (formerly known as MainStay VP Small Cap Growth Portfolio)
Class Name	Initial Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about NYLI VP Small Cap Growth Portfolio (the "Portfolio") for the period January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at dfinview.com/NYLIM?site=VP. You can also request this information by contacting us at 800-624-6782.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM?site=VP
Expenses [Text Block]
What were the Portfolio costs for the last six months?[1]
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[2,3]
Initial Class	$43	0.85%
1.
Does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher.

2.	Excludes the fees and expenses of the acquired (underlying) funds in which the Portfolio invested.
3.	Annualized.

Expenses Paid, Amount	$ 43	[81]
Expense Ratio, Percent	0.85%	[81],[82],[83]
Performance Past Does Not Indicate Future [Text]	Keep in mind that the Portfolio’s past performance is not a good predictor of how the Portfolio will perform in the future.
Line Graph [Table Text Block]
Portfolio Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Portfolio. It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate broad-based securities market index and other additional indexes, if applicable, for the same period.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Period-Ended June 30, 2024	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Initial Class Shares	2/17/2012	2.77%	6.38%	7.28%	7.65%
Russell 3000® Index[2]		13.56%	23.13%	14.14%	12.15%
Russell 2000® Growth Index[3]		4.44%	9.14%	6.17%	7.39%
Morningstar Small Growth Category Average[4]		4.78%	9.11%	7.50%	8.48%
1.	Not annualized.
2.
In accordance with new regulatory requirements, the Portfolio has selected the Russell 3000® Index, which represents a broad measure of market performance, as a replacement for the Russell 2000® Growth Index. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 96% of the investable U.S. equity market.

3.
The Russell 2000® Growth Index, which is generally representative of the market sectors or types of investments in which the Portfolio invests, measures the performance of the small-cap growth segment of the U.S. equity universe. It includes those Russell 2000® Index companies with higher price-to-book ratios and higher forecasted growth values.

4.
The Morningstar Small Growth Category Average is representative of funds that focus on faster-growing companies whose shares are at the lower end of the market-capitalization range. These funds tend to favor companies in up-and-coming industries or young firms in their early growth stages. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Feb. 17, 2012
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Performance Table Market Index Changed [Text Block]	In accordance with new regulatory requirements, the Portfolio has selected the Russell 3000® Index, which represents a broad measure of market performance, as a replacement for the Russell 2000® Growth Index. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 96% of the investable U.S. equity market.
Net Assets	$ 448,789,854
Holdings Count | Holding	143
Investment Company Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]	Key Portfolio Statistics
Portfolio's net assets	$448,789,854%
Total number of portfolio holdings	143%
Portfolio turnover rate	20%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Portfolio; percentages indicated are based on the Portfolio's net assets.
Top Ten Holdings and/or Issuers*
Bright Horizons Family Solutions, Inc.	2.3%
Waste Connections, Inc.	1.9%
Casella Waste Systems, Inc., Class A	1.6%
Houlihan Lokey, Inc.	1.6%
Tetra Tech, Inc.	1.5%
Blueprint Medicines Corp.	1.5%
HealthEquity, Inc.	1.4%
AZEK Co., Inc. (The)	1.3%
Natera, Inc.	1.3%
Churchill Downs, Inc.	1.3%
* Excluding short-term investments
Top Industries
Software	9.9%
Biotechnology	7.6%
Commercial Services & Supplies	7.4%
Semiconductors & Semiconductor Equipment	7.2%
Health Care Providers & Services	6.4%
Health Care Equipment & Supplies	4.9%
Capital Markets	4.1%
Building Products	3.9%
Energy Equipment & Services	3.6%
Construction & Engineering	3.5%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
Bright Horizons Family Solutions, Inc.	2.3%
Waste Connections, Inc.	1.9%
Casella Waste Systems, Inc., Class A	1.6%
Houlihan Lokey, Inc.	1.6%
Tetra Tech, Inc.	1.5%
Blueprint Medicines Corp.	1.5%
HealthEquity, Inc.	1.4%
AZEK Co., Inc. (The)	1.3%
Natera, Inc.	1.3%
Churchill Downs, Inc.	1.3%
* Excluding short-term investments

C000025806 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI VP Floating Rate Portfolio (formerly known as MainStay VP Floating Rate Portfolio)
Class Name	Initial Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about NYLI VP Floating Rate Portfolio (the "Portfolio") for the period January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at dfinview.com/NYLIM?site=VP. You can also request this information by contacting us at 800-624-6782.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM?site=VP
Expenses [Text Block]
What were the Portfolio costs for the last six months?[1]
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[2]
Initial Class	$32	0.64%
1.
Does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher.

2.	Annualized.

Expenses Paid, Amount	$ 32	[84]
Expense Ratio, Percent	0.64%	[84],[85]
Performance Past Does Not Indicate Future [Text]	Keep in mind that the Portfolio’s past performance is not a good predictor of how the Portfolio will perform in the future.
Line Graph [Table Text Block]
Portfolio Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Portfolio. It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate broad-based securities market index and other additional indexes, if applicable, for the same period.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Period-Ended June 30, 2024	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Initial Class Shares	5/2/2005	3.92%	9.86%	4.66%	4.02%
Bloomberg U.S. Aggregate Bond Index[2]		(0.71)%	2.63%	(0.23)%	1.35%
Morningstar LSTA US Leveraged Loan Index[3]		4.40%	11.11%	5.53%	4.60%
Morningstar Bank Loan Category Average[4]		4.02%	10.35%	4.22%	3.55%
1.	Not annualized.
2.
In accordance with new regulatory requirements, the Portfolio has selected the Bloomberg U.S. Aggregate Bond Index, which represents a broad measure of market performance, as a replacement for the Morningstar LSTA US Leveraged Loan Index. The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the performance of the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities.

3.
The Morningstar LSTA US Leveraged Loan Index, which is generally representative of the market sectors or types of investments in which the Portfolio invests, is a broad index designed to reflect the performance of U.S. dollar facilities in the leveraged loan market.

4.
The Morningstar Bank Loan Category Average is representative of funds that invest in floating-rate bank loans instead of bonds. In exchange for their credit risk, these loans offer high interest payments that typically float above a common short-term benchmark. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	May 02, 2005
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Performance Table Market Index Changed [Text Block]	In accordance with new regulatory requirements, the Portfolio has selected the Bloomberg U.S. Aggregate Bond Index, which represents a broad measure of market performance, as a replacement for the Morningstar LSTA US Leveraged Loan Index. The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the performance of the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities.
Net Assets	$ 982,790,135
Holdings Count | Holding	546
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	Key Portfolio Statistics
Portfolio's net assets	$982,790,135%
Total number of portfolio holdings	546%
Portfolio turnover rate	14%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Portfolio; percentages indicated are based on the Portfolio's net assets.
Top Ten Holdings and/or Issuers*
McAfee Corp., 8.579%, due 3/1/29	0.9%
Medline Borrower LP, 5.25%-8.094%, due 10/23/28-10/1/29	0.8%
athenahealth Group, Inc., 8.594%, due 2/15/29	0.7%
Univision Communications, Inc., 6.625%-9.585%, due 6/1/27-7/31/31	0.7%
Asurion LLC, 8.708%-10.708%, due 12/23/26-1/20/29	0.7%
Chariot Buyer LLC, 8.694%-8.844%, due 11/3/28	0.7%
CoreLogic, Inc., 8.958%, due 6/2/28	0.6%
Allied Universal Holdco LLC, 7.875%-9.75%, due 7/15/27-2/15/31	0.6%
TransDigm, Inc., 7.125%-8.085%, due 8/24/28-12/1/31	0.6%
White Cap Supply Holdings LLC, 8.594%, due 10/19/27-10/19/29	0.6%
* Excluding short-term investments
Top Industries
Finance	7.2%
Services: Business	5.9%
Electronics	5.5%
Chemicals, Plastics & Rubber	5.3%
Software	4.8%
Healthcare, Education & Childcare	4.2%
Hotels, Motels, Inns & Gaming	3.8%
Insurance	3.7%
Containers, Packaging & Glass	3.1%
Aerospace & Defense	2.7%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
McAfee Corp., 8.579%, due 3/1/29	0.9%
Medline Borrower LP, 5.25%-8.094%, due 10/23/28-10/1/29	0.8%
athenahealth Group, Inc., 8.594%, due 2/15/29	0.7%
Univision Communications, Inc., 6.625%-9.585%, due 6/1/27-7/31/31	0.7%
Asurion LLC, 8.708%-10.708%, due 12/23/26-1/20/29	0.7%
Chariot Buyer LLC, 8.694%-8.844%, due 11/3/28	0.7%
CoreLogic, Inc., 8.958%, due 6/2/28	0.6%
Allied Universal Holdco LLC, 7.875%-9.75%, due 7/15/27-2/15/31	0.6%
TransDigm, Inc., 7.125%-8.085%, due 8/24/28-12/1/31	0.6%
White Cap Supply Holdings LLC, 8.594%, due 10/19/27-10/19/29	0.6%
* Excluding short-term investments

C000025807 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI VP Floating Rate Portfolio(formerly known as MainStay VP Floating Rate Portfolio)
Class Name	Service Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about NYLI VP Floating Rate Portfolio (the "Portfolio") for the period January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at dfinview.com/NYLIM?site=VP. You can also request this information by contacting us at 800-624-6782.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM?site=VP
Expenses [Text Block]
What were the Portfolio costs for the last six months?[1]
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[2]
Service Class	$45	0.89%
1.
Does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher.

2.	Annualized.

Expenses Paid, Amount	$ 45	[86]
Expense Ratio, Percent	0.89%	[86],[87]
Performance Past Does Not Indicate Future [Text]	Keep in mind that the Portfolio’s past performance is not a good predictor of how the Portfolio will perform in the future.
Line Graph [Table Text Block]
Portfolio Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Portfolio. It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate broad-based securities market index and other additional indexes, if applicable, for the same period.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Period-Ended June 30, 2024	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Service Class Shares	5/2/2005	3.79%	9.58%	4.39%	3.76%
Bloomberg U.S. Aggregate Bond Index[2]		(0.71)%	2.63%	(0.23)%	1.35%
Morningstar LSTA US Leveraged Loan Index[3]		4.40%	11.11%	5.53%	4.60%
Morningstar Bank Loan Category Average[4]		4.02%	10.35%	4.22%	3.55%
1.	Not annualized.
2.
In accordance with new regulatory requirements, the Portfolio has selected the Bloomberg U.S. Aggregate Bond Index, which represents a broad measure of market performance, as a replacement for the Morningstar LSTA US Leveraged Loan Index. The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the performance of the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities.

3.
The Morningstar LSTA US Leveraged Loan Index, which is generally representative of the market sectors or types of investments in which the Portfolio invests, is a broad index designed to reflect the performance of U.S. dollar facilities in the leveraged loan market.

4.
The Morningstar Bank Loan Category Average is representative of funds that invest in floating-rate bank loans instead of bonds. In exchange for their credit risk, these loans offer high interest payments that typically float above a common short-term benchmark. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	May 02, 2005
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Performance Table Market Index Changed [Text Block]	In accordance with new regulatory requirements, the Portfolio has selected the Bloomberg U.S. Aggregate Bond Index, which represents a broad measure of market performance, as a replacement for the Morningstar LSTA US Leveraged Loan Index. The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the performance of the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities.
Net Assets	$ 982,790,135
Holdings Count | Holding	546
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	Key Portfolio Statistics
Portfolio's net assets	$982,790,135%
Total number of portfolio holdings	546%
Portfolio turnover rate	14%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Portfolio; percentages indicated are based on the Portfolio's net assets.
Top Ten Holdings and/or Issuers*
McAfee Corp., 8.579%, due 3/1/29	0.9%
Medline Borrower LP, 5.25%-8.094%, due 10/23/28-10/1/29	0.8%
athenahealth Group, Inc., 8.594%, due 2/15/29	0.7%
Univision Communications, Inc., 6.625%-9.585%, due 6/1/27-7/31/31	0.7%
Asurion LLC, 8.708%-10.708%, due 12/23/26-1/20/29	0.7%
Chariot Buyer LLC, 8.694%-8.844%, due 11/3/28	0.7%
CoreLogic, Inc., 8.958%, due 6/2/28	0.6%
Allied Universal Holdco LLC, 7.875%-9.75%, due 7/15/27-2/15/31	0.6%
TransDigm, Inc., 7.125%-8.085%, due 8/24/28-12/1/31	0.6%
White Cap Supply Holdings LLC, 8.594%, due 10/19/27-10/19/29	0.6%
* Excluding short-term investments
Top Industries
Finance	7.2%
Services: Business	5.9%
Electronics	5.5%
Chemicals, Plastics & Rubber	5.3%
Software	4.8%
Healthcare, Education & Childcare	4.2%
Hotels, Motels, Inns & Gaming	3.8%
Insurance	3.7%
Containers, Packaging & Glass	3.1%
Aerospace & Defense	2.7%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
McAfee Corp., 8.579%, due 3/1/29	0.9%
Medline Borrower LP, 5.25%-8.094%, due 10/23/28-10/1/29	0.8%
athenahealth Group, Inc., 8.594%, due 2/15/29	0.7%
Univision Communications, Inc., 6.625%-9.585%, due 6/1/27-7/31/31	0.7%
Asurion LLC, 8.708%-10.708%, due 12/23/26-1/20/29	0.7%
Chariot Buyer LLC, 8.694%-8.844%, due 11/3/28	0.7%
CoreLogic, Inc., 8.958%, due 6/2/28	0.6%
Allied Universal Holdco LLC, 7.875%-9.75%, due 7/15/27-2/15/31	0.6%
TransDigm, Inc., 7.125%-8.085%, due 8/24/28-12/1/31	0.6%
White Cap Supply Holdings LLC, 8.594%, due 10/19/27-10/19/29	0.6%
* Excluding short-term investments

C000025812 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI VP Moderate Allocation Portfolio (formerly known as MainStay VP Moderate Allocation Portfolio)
Class Name	Initial Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about NYLI VP Moderate Allocation Portfolio (the "Portfolio") for the period January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at dfinview.com/NYLIM?site=VP. You can also request this information by contacting us at 800-624-6782.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM?site=VP
Expenses [Text Block]
What were the Portfolio costs for the last six months?[1]
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[2,3]
Initial Class	$1	0.03%
1.
Does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher.

2.	Excludes the fees and expenses of the acquired (underlying) funds in which the Portfolio invested.
3.	Annualized.

Expenses Paid, Amount	$ 1	[88]
Expense Ratio, Percent	0.03%	[88],[89],[90]
Performance Past Does Not Indicate Future [Text]	Keep in mind that the Portfolio’s past performance is not a good predictor of how the Portfolio will perform in the future.
Line Graph [Table Text Block]
Portfolio Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Portfolio. It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate broad-based securities market index and other additional indexes, if applicable, for the same period.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Period-Ended June 30, 2024	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Initial Class Shares	2/13/2006	5.19%	11.16%	6.13%	5.27%
Russell 3000® Index[2]		13.56%	23.13%	14.14%	12.15%
S&P 500® Index[3]		15.29%	24.56%	15.05%	12.86%
MSCI EAFE® Index (Net)[4]		5.34%	11.54%	6.46%	4.33%
Bloomberg U.S. Aggregate Bond Index[5]		(0.71)%	2.63%	(0.23)%	1.35%
Moderate Allocation Composite Index[6]		7.24%	13.54%	7.77%	7.13%
Morningstar Moderate Allocation Category Average[7]		6.56%	12.61%	7.05%	6.20%
1.	Not annualized.
2.
In accordance with new regulatory requirements, the Portfolio has selected the Russell 3000® Index, which represents a broad measure of market performance, as a replacement for the S&P 500® Index. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 96% of the investable U.S. equity market.

3.
The S&P 500® Index, which is generally representative of the market sectors or types of investments in which the Portfolio invests. S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC. The S&P 500® Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance.

4.
The MSCI EAFE® Index (Net), which is generally representative of the market sectors or types of investments in which the Portfolio invests, consists of international stocks representing the developed world outside of North America.

5.
The Bloomberg U.S. Aggregate Bond Index, which is generally representative of the market sectors or types of investments in which the Portfolio invests, is a broad-based benchmark that measures the performance of the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities.

6.
The Moderate Allocation Composite Index, which is generally representative of the market sectors or types of investments in which the Portfolio invests, consists of the S&P 500® Index, the MSCI EAFE® Index (Net) and the Bloomberg U.S. Aggregate Bond Index weighted 45%,15% and 40%, respectively.

7.
The Morningstar Moderate Allocation Category Average is representative of funds in allocation categories that seek to provide both income and capital appreciation by primarily investing in multiple asset classes, including stocks, bonds, and cash. These moderate strategies seek to balance preservation of capital with appreciation. They typically expect volatility similar to a strategic equity exposure between 50% and 70%. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Feb. 13, 2006
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Performance Table Market Index Changed [Text Block]	In accordance with new regulatory requirements, the Portfolio has selected the Russell 3000® Index, which represents a broad measure of market performance, as a replacement for the S&P 500® Index. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 96% of the investable U.S. equity market.
Net Assets	$ 748,586,667
Holdings Count | Holding	50
Investment Company Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]	Key Portfolio Statistics
Portfolio's net assets	$748,586,667%
Total number of portfolio holdings	50%
Portfolio turnover rate	10%

Holdings [Text Block]	Asset Diversification
Equity Funds	58.6%
Fixed Income Funds	31.8%
Short-Term Investment	9.3%
Other Assets, Less Liabilities	0.3%

C000025813 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI VP Moderate Allocation Portfolio (formerly known as MainStay VP Moderate Allocation Portfolio)
Class Name	Service Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about NYLI VP Moderate Allocation Portfolio (the "Portfolio") for the period January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at dfinview.com/NYLIM?site=VP. You can also request this information by contacting us at 800-624-6782.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM?site=VP
Expenses [Text Block]
What were the Portfolio costs for the last six months?[1]
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[2,3]
Service Class	$14	0.28%
1.
Does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher.

2.	Excludes the fees and expenses of the acquired (underlying) funds in which the Portfolio invested.
3.	Annualized.

Expenses Paid, Amount	$ 14	[91]
Expense Ratio, Percent	0.28%	[91],[92],[93]
Performance Past Does Not Indicate Future [Text]	Keep in mind that the Portfolio’s past performance is not a good predictor of how the Portfolio will perform in the future.
Line Graph [Table Text Block]
Portfolio Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Portfolio. It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate broad-based securities market index and other additional indexes, if applicable, for the same period.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Period-Ended June 30, 2024	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Service Class Shares	2/13/2006	5.06%	10.88%	5.87%	5.01%
Russell 3000® Index[2]		13.56%	23.13%	14.14%	12.15%
S&P 500® Index[3]		15.29%	24.56%	15.05%	12.86%
MSCI EAFE® Index (Net)[4]		5.34%	11.54%	6.46%	4.33%
Bloomberg U.S. Aggregate Bond Index[5]		(0.71)%	2.63%	(0.23)%	1.35%
Moderate Allocation Composite Index[6]		7.24%	13.54%	7.77%	7.13%
Morningstar Moderate Allocation Category Average[7]		6.56%	12.61%	7.05%	6.20%
1.	Not annualized.
2.
In accordance with new regulatory requirements, the Portfolio has selected the Russell 3000® Index, which represents a broad measure of market performance, as a replacement for the S&P 500® Index. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 96% of the investable U.S. equity market.

3.
The S&P 500® Index, which is generally representative of the market sectors or types of investments in which the Portfolio invests. S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC. The S&P 500® Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance.

4.
The MSCI EAFE® Index (Net), which is generally representative of the market sectors or types of investments in which the Portfolio invests, consists of international stocks representing the developed world outside of North America.

5.
The Bloomberg U.S. Aggregate Bond Index, which is generally representative of the market sectors or types of investments in which the Portfolio invests, is a broad-based benchmark that measures the performance of the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities.

6.
The Moderate Allocation Composite Index, which is generally representative of the market sectors or types of investments in which the Portfolio invests, consists of the S&P 500® Index, the MSCI EAFE® Index (Net) and the Bloomberg U.S. Aggregate Bond Index weighted 45%,15% and 40%, respectively.

7.
The Morningstar Moderate Allocation Category Average is representative of funds in allocation categories that seek to provide both income and capital appreciation by primarily investing in multiple asset classes, including stocks, bonds, and cash. These moderate strategies seek to balance preservation of capital with appreciation. They typically expect volatility similar to a strategic equity exposure between 50% and 70%. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Feb. 13, 2006
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Performance Table Market Index Changed [Text Block]	In accordance with new regulatory requirements, the Portfolio has selected the Russell 3000® Index, which represents a broad measure of market performance, as a replacement for the S&P 500® Index. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 96% of the investable U.S. equity market.
Net Assets	$ 748,586,667
Holdings Count | Holding	50
Investment Company Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]	Key Portfolio Statistics
Portfolio's net assets	$748,586,667%
Total number of portfolio holdings	50%
Portfolio turnover rate	10%

Holdings [Text Block]	Asset Diversification
Equity Funds	58.6%
Fixed Income Funds	31.8%
Short-Term Investment	9.3%
Other Assets, Less Liabilities	0.3%

C000025780 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI VP Wellington Growth Portfolio (formerly known as MainStay VP Wellington Growth Portfolio)
Class Name	Initial Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about NYLI VP Wellington Growth Portfolio (the "Portfolio") for the period January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at dfinview.com/NYLIM?site=VP. You can also request this information by contacting us at 800-624-6782.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM?site=VP
Expenses [Text Block]
What were the Portfolio costs for the last six months?[1]
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[2]
Initial Class	$39	0.71%
1.
Does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher.

2.	Annualized.

Expenses Paid, Amount	$ 39	[94]
Expense Ratio, Percent	0.71%	[94],[95]
Performance Past Does Not Indicate Future [Text]	Keep in mind that the Portfolio’s past performance is not a good predictor of how the Portfolio will perform in the future.
Line Graph [Table Text Block]
Portfolio Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Portfolio. It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate broad-based securities market index and other additional indexes, if applicable, for the same period. Effective July 29, 2016, the Portfolio's principal investment strategies were modified in connection with changes to the Portfolio's subadvisor. The past performance in the graph and table prior to that date reflects the Portfolio's prior subadvisor and principal investment strategies. The Portfolio’s subadvisor changed effective January 1, 2018, due to an organizational restructuring whereby all investment personnel of Cornerstone Capital Management Holdings LLC, the former subadvisor, transitioned to MacKay Shields LLC. Effective May 1, 2021, the Portfolio replaced its subadvisor and modified its principal investment strategies. The past performance prior to these dates reflect the Portfolio's subadvisor and principal investment strategies.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Period-Ended June 30, 2024	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Initial Class Shares	1/29/1993	18.30%	29.21%	14.01%	11.86%
Russell 3000® Index[2]		13.56%	23.13%	14.14%	12.15%
Russell 1000® Growth Index[3]		20.70%	33.48%	19.34%	16.33%
Morningstar Large Growth Category Average[4]		17.60%	29.15%	15.08%	13.40%
1.	Not annualized.
2.
In accordance with new regulatory requirements, the Portfolio has selected the Russell 3000® Index, which represents a broad measure of market performance, as a replacement for the Russell 1000® Growth Index. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 96% of the investable U.S. equity market.

3.
The Russell 1000® Growth Index, which is generally representative of the market sectors or types of investments in which the Portfolio invests, measures the performance of the large-cap growth segment of the U.S. equity universe. It includes those Russell 1000® Index companies with higher price-to-book ratios and higher forecasted growth values.

4.
The Morningstar Large Growth Category Average is representative of funds that invest primarily in big U.S. companies that are projected to grow faster than other large-cap stocks. Stocks in the top 70% of the capitalization of the U.S. equity market are defined as large cap. Growth is defined based on fast growth and high valuations. Most of these funds focus on companies in rapidly expanding industries. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Jan. 29, 1993
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Performance Table Market Index Changed [Text Block]	In accordance with new regulatory requirements, the Portfolio has selected the Russell 3000® Index, which represents a broad measure of market performance, as a replacement for the Russell 1000® Growth Index. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 96% of the investable U.S. equity market.
Net Assets	$ 661,755,162
Holdings Count | Holding	58
Investment Company Portfolio Turnover	43.00%
Additional Fund Statistics [Text Block]	Key Portfolio Statistics
Portfolio's net assets	$661,755,162%
Total number of portfolio holdings	58%
Portfolio turnover rate	43%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Portfolio; percentages indicated are based on the Portfolio's net assets.
Top Ten Holdings and/or Issuers*
Microsoft Corp.	10.6%
Alphabet, Inc., Class C	7.4%
Amazon.com, Inc.	6.8%
Broadcom, Inc.	4.8%
NVIDIA Corp.	4.7%
Apple, Inc.	4.6%
Eli Lilly & Co.	3.7%
Meta Platforms, Inc., Class A	3.1%
QUALCOMM, Inc.	2.8%
Advanced Micro Devices, Inc.	2.6%
* Excluding short-term investments
Top Industries
Semiconductors & Semiconductor Equipment	23.8%
Software	14.3%
Interactive Media & Services	10.5%
Broadline Retail	6.8%
Capital Markets	5.5%
Pharmaceuticals	4.8%
Technology Hardware, Storage & Peripherals	4.6%
Financial Services	3.2%
Entertainment	3.1%
Hotels, Restaurants & Leisure	2.6%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
Microsoft Corp.	10.6%
Alphabet, Inc., Class C	7.4%
Amazon.com, Inc.	6.8%
Broadcom, Inc.	4.8%
NVIDIA Corp.	4.7%
Apple, Inc.	4.6%
Eli Lilly & Co.	3.7%
Meta Platforms, Inc., Class A	3.1%
QUALCOMM, Inc.	2.8%
Advanced Micro Devices, Inc.	2.6%
* Excluding short-term investments

C000025781 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI VP Wellington Growth Portfolio (formerly known as MainStay VP Wellington Growth Portfolio)
Class Name	Service Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about NYLI VP Wellington Growth Portfolio (the "Portfolio") for the period January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at dfinview.com/NYLIM?site=VP. You can also request this information by contacting us at 800-624-6782.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM?site=VP
Expenses [Text Block]
What were the Portfolio costs for the last six months?[1]
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[2]
Service Class	$52	0.96%
1.
Does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher.

2.	Annualized.

Expenses Paid, Amount	$ 52	[96]
Expense Ratio, Percent	0.96%	[96],[97]
Performance Past Does Not Indicate Future [Text]	Keep in mind that the Portfolio’s past performance is not a good predictor of how the Portfolio will perform in the future.
Line Graph [Table Text Block]
Portfolio Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Portfolio. It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate broad-based securities market index and other additional indexes, if applicable, for the same period. Effective July 29, 2016, the Portfolio's principal investment strategies were modified in connection with changes to the Portfolio's subadvisor. The past performance in the graph and table prior to that date reflects the Portfolio's prior subadvisor and principal investment strategies. The Portfolio’s subadvisor changed effective January 1, 2018, due to an organizational restructuring whereby all investment personnel of Cornerstone Capital Management Holdings LLC, the former subadvisor, transitioned to MacKay Shields LLC. Effective May 1, 2021, the Portfolio replaced its subadvisor and modified its principal investment strategies. The past performance prior to these dates reflect the Portfolio's subadvisor and principal investment strategies.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Period-Ended June 30, 2024	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Service Class Shares	6/5/2003	18.15%	28.88%	13.73%	11.59%
Russell 3000® Index[2]		13.56%	23.13%	14.14%	12.15%
Russell 1000® Growth Index[3]		20.70%	33.48%	19.34%	16.33%
Morningstar Large Growth Category Average[4]		17.60%	29.15%	15.08%	13.40%
1.	Not annualized.
2.
In accordance with new regulatory requirements, the Portfolio has selected the Russell 3000® Index, which represents a broad measure of market performance, as a replacement for the Russell 1000® Growth Index. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 96% of the investable U.S. equity market.

3.
The Russell 1000® Growth Index, which is generally representative of the market sectors or types of investments in which the Portfolio invests, measures the performance of the large-cap growth segment of the U.S. equity universe. It includes those Russell 1000® Index companies with higher price-to-book ratios and higher forecasted growth values.

4.
The Morningstar Large Growth Category Average is representative of funds that invest primarily in big U.S. companies that are projected to grow faster than other large-cap stocks. Stocks in the top 70% of the capitalization of the U.S. equity market are defined as large cap. Growth is defined based on fast growth and high valuations. Most of these funds focus on companies in rapidly expanding industries. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Jun. 05, 2003
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Performance Table Market Index Changed [Text Block]	In accordance with new regulatory requirements, the Portfolio has selected the Russell 3000® Index, which represents a broad measure of market performance, as a replacement for the Russell 1000® Growth Index. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 96% of the investable U.S. equity market.
Net Assets	$ 661,755,162
Holdings Count | Holding	58
Investment Company Portfolio Turnover	43.00%
Additional Fund Statistics [Text Block]	Key Portfolio Statistics
Portfolio's net assets	$661,755,162%
Total number of portfolio holdings	58%
Portfolio turnover rate	43%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Portfolio; percentages indicated are based on the Portfolio's net assets.
Top Ten Holdings and/or Issuers*
Microsoft Corp.	10.6%
Alphabet, Inc., Class C	7.4%
Amazon.com, Inc.	6.8%
Broadcom, Inc.	4.8%
NVIDIA Corp.	4.7%
Apple, Inc.	4.6%
Eli Lilly & Co.	3.7%
Meta Platforms, Inc., Class A	3.1%
QUALCOMM, Inc.	2.8%
Advanced Micro Devices, Inc.	2.6%
* Excluding short-term investments
Top Industries
Semiconductors & Semiconductor Equipment	23.8%
Software	14.3%
Interactive Media & Services	10.5%
Broadline Retail	6.8%
Capital Markets	5.5%
Pharmaceuticals	4.8%
Technology Hardware, Storage & Peripherals	4.6%
Financial Services	3.2%
Entertainment	3.1%
Hotels, Restaurants & Leisure	2.6%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
Microsoft Corp.	10.6%
Alphabet, Inc., Class C	7.4%
Amazon.com, Inc.	6.8%
Broadcom, Inc.	4.8%
NVIDIA Corp.	4.7%
Apple, Inc.	4.6%
Eli Lilly & Co.	3.7%
Meta Platforms, Inc., Class A	3.1%
QUALCOMM, Inc.	2.8%
Advanced Micro Devices, Inc.	2.6%
* Excluding short-term investments

C000104627 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI VP Janus Henderson Balanced Portfolio (formerly known as MainStay VP Janus Henderson Balanced Portfolio)
Class Name	Initial Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about NYLI VP Janus Henderson Balanced Portfolio (the "Portfolio") for the period January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at dfinview.com/NYLIM?site=VP. You can also request this information by contacting us at 800-624-6782.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM?site=VP
Expenses [Text Block]
What were the Portfolio costs for the last six months?[1]
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[2]
Initial Class	$30	0.57%
1.
Does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher.

2.	Annualized.

Expenses Paid, Amount	$ 30	[98]
Expense Ratio, Percent	0.57%	[98],[99]
Performance Past Does Not Indicate Future [Text]	Keep in mind that the Portfolio’s past performance is not a good predictor of how the Portfolio will perform in the future.
Line Graph [Table Text Block]
Portfolio Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Portfolio. It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate broad-based securities market index and other additional indexes, if applicable, for the same period.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Period-Ended June 30, 2024	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Initial Class Shares	2/17/2012	10.62%	16.98%	9.29%	8.61%
Russell 3000® Index[2]		13.56%	23.13%	14.14%	12.15%
S&P 500® Index[3]		15.29%	24.56%	15.05%	12.86%
Bloomberg U.S. Aggregate Bond Index[4]		(0.71)%	2.63%	(0.23)%	1.35%
Janus Balanced Composite Index[5]		7.89%	14.32%	8.25%	7.80%
Morningstar Moderate Allocation Category Average[6]		6.56%	12.61%	7.05%	6.20%
1.	Not annualized.
2.
In accordance with new regulatory requirements, the Portfolio has selected the Russell 3000® Index, which represents a broad measure of market performance, as a replacement for the S&P 500® Index. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 96% of the investable U.S. equity market.

3.
The S&P 500® Index, which represents a broad measure of market performance, is generally representative of the market sectors or types of investments in which the Portfolio invests. S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC. The S&P 500® Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance.

4.
The Bloomberg U.S. Aggregate Bond Index, which is generally representative of the market sectors or types of investments in which the Portfolio invests, is a broad-based benchmark that measures the performance of the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities.

5.
The Janus Balanced Composite Index, which is generally representative of the market sectors or types of investments in which the Portfolio invests, comprised of the S&P 500® Index and the Bloomberg U.S. Aggregate Bond Index weighted 55%/45%, respectively.

6.
The Morningstar Moderate Allocation Category Average is representative of funds in allocation categories that seek to provide both income and capital appreciation by primarily investing in multiple asset classes, including stocks, bonds, and cash. These moderate strategies seek to balance preservation of capital with appreciation. They typically expect volatility similar to a strategic equity exposure between 50% and 70%. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Feb. 17, 2012
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Performance Table Market Index Changed [Text Block]	In accordance with new regulatory requirements, the Portfolio has selected the Russell 3000® Index, which represents a broad measure of market performance, as a replacement for the S&P 500® Index. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 96% of the investable U.S. equity market.
Net Assets	$ 1,681,922,009
Holdings Count | Holding	763
Investment Company Portfolio Turnover	58.00%
Additional Fund Statistics [Text Block]	Key Portfolio Statistics
Portfolio's net assets	$1,681,922,009%
Total number of portfolio holdings	763%
Portfolio turnover rate	58%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Portfolio; percentages indicated are based on the Portfolio's net assets.
Top Ten Holdings and/or Issuers*
Microsoft Corp.	5.9%
NVIDIA Corp.	5.4%
UMBS, 30 Year, 2.00%-6.00%, due 2/1/37-3/1/54	3.7%
Apple, Inc.	3.2%
U.S. Treasury Bonds, 4.25%-4.625%, due 5/15/44-2/15/54	3.2%
Alphabet, Inc., Class C	3.1%
Amazon.com, Inc.	2.5%
Meta Platforms, Inc., Class A	2.2%
Mastercard, Inc., Class A	2.1%
UMBS Pool, 30 Year, 2.50%-6.50%, due 4/1/40-4/1/54	2.0%
* Excluding short-term investments
Portfolio Composition
Common Stocks	63.0%
U.S. Government & Federal Agencies	13.6%
Corporate Bonds	11.9%
Mortgage-Backed Securities	5.9%
Asset-Backed Securities	3.7%
Short-Term Investments	3.5%
Loan Assignments	0.3%
Foreign Government Bonds	0.1%
Other Assets, Less Liabilities	(2.0)%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
Microsoft Corp.	5.9%
NVIDIA Corp.	5.4%
UMBS, 30 Year, 2.00%-6.00%, due 2/1/37-3/1/54	3.7%
Apple, Inc.	3.2%
U.S. Treasury Bonds, 4.25%-4.625%, due 5/15/44-2/15/54	3.2%
Alphabet, Inc., Class C	3.1%
Amazon.com, Inc.	2.5%
Meta Platforms, Inc., Class A	2.2%
Mastercard, Inc., Class A	2.1%
UMBS Pool, 30 Year, 2.50%-6.50%, due 4/1/40-4/1/54	2.0%
* Excluding short-term investments

C000104628 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI VP Janus Henderson Balanced Portfolio (formerly known as MainStay VP Janus Henderson Balanced Portfolio)
Class Name	Service Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about NYLI VP Janus Henderson Balanced Portfolio (the "Portfolio") for the period January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at dfinview.com/NYLIM?site=VP. You can also request this information by contacting us at 800-624-6782.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM?site=VP
Expenses [Text Block]
What were the Portfolio costs for the last six months?[1]
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[2]
Service Class	$43	0.82%
1.
Does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher.

2.	Annualized.

Expenses Paid, Amount	$ 43	[100]
Expense Ratio, Percent	0.82%	[100],[101]
Performance Past Does Not Indicate Future [Text]	Keep in mind that the Portfolio’s past performance is not a good predictor of how the Portfolio will perform in the future.
Line Graph [Table Text Block]
Portfolio Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Portfolio. It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate broad-based securities market index and other additional indexes, if applicable, for the same period.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Period-Ended June 30, 2024	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Service Class Shares	2/17/2012	10.48%	16.69%	9.02%	8.34%
Russell 3000® Index[2]		13.56%	23.13%	14.14%	12.15%
S&P 500® Index[3]		15.29%	24.56%	15.05%	12.86%
Bloomberg U.S. Aggregate Bond Index[4]		(0.71)%	2.63%	(0.23)%	1.35%
Janus Balanced Composite Index[5]		7.89%	14.32%	8.25%	7.80%
Morningstar Moderate Allocation Category Average[6]		6.56%	12.61%	7.05%	6.20%
1.	Not annualized.
2.
In accordance with new regulatory requirements, the Portfolio has selected the Russell 3000® Index, which represents a broad measure of market performance, as a replacement for the S&P 500® Index. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 96% of the investable U.S. equity market.

3.
The S&P 500® Index, which represents a broad measure of market performance, is generally representative of the market sectors or types of investments in which the Portfolio invests. S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC. The S&P 500® Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance.

4.
The Bloomberg U.S. Aggregate Bond Index, which is generally representative of the market sectors or types of investments in which the Portfolio invests, is a broad-based benchmark that measures the performance of the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities.

5.
The Janus Balanced Composite Index, which is generally representative of the market sectors or types of investments in which the Portfolio invests, comprised of the S&P 500® Index and the Bloomberg U.S. Aggregate Bond Index weighted 55%/45%, respectively.

6.
The Morningstar Moderate Allocation Category Average is representative of funds in allocation categories that seek to provide both income and capital appreciation by primarily investing in multiple asset classes, including stocks, bonds, and cash. These moderate strategies seek to balance preservation of capital with appreciation. They typically expect volatility similar to a strategic equity exposure between 50% and 70%. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Feb. 17, 2012
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Performance Table Market Index Changed [Text Block]	In accordance with new regulatory requirements, the Portfolio has selected the Russell 3000® Index, which represents a broad measure of market performance, as a replacement for the S&P 500® Index. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 96% of the investable U.S. equity market.
Net Assets	$ 1,681,922,009
Holdings Count | Holding	763
Investment Company Portfolio Turnover	58.00%
Additional Fund Statistics [Text Block]	Key Portfolio Statistics
Portfolio's net assets	$1,681,922,009%
Total number of portfolio holdings	763%
Portfolio turnover rate	58%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Portfolio; percentages indicated are based on the Portfolio's net assets.
Top Ten Holdings and/or Issuers*
Microsoft Corp.	5.9%
NVIDIA Corp.	5.4%
UMBS, 30 Year, 2.00%-6.00%, due 2/1/37-3/1/54	3.7%
Apple, Inc.	3.2%
U.S. Treasury Bonds, 4.25%-4.625%, due 5/15/44-2/15/54	3.2%
Alphabet, Inc., Class C	3.1%
Amazon.com, Inc.	2.5%
Meta Platforms, Inc., Class A	2.2%
Mastercard, Inc., Class A	2.1%
UMBS Pool, 30 Year, 2.50%-6.50%, due 4/1/40-4/1/54	2.0%
* Excluding short-term investments
Portfolio Composition
Common Stocks	63.0%
U.S. Government & Federal Agencies	13.6%
Corporate Bonds	11.9%
Mortgage-Backed Securities	5.9%
Asset-Backed Securities	3.7%
Short-Term Investments	3.5%
Loan Assignments	0.3%
Foreign Government Bonds	0.1%
Other Assets, Less Liabilities	(2.0)%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
Microsoft Corp.	5.9%
NVIDIA Corp.	5.4%
UMBS, 30 Year, 2.00%-6.00%, due 2/1/37-3/1/54	3.7%
Apple, Inc.	3.2%
U.S. Treasury Bonds, 4.25%-4.625%, due 5/15/44-2/15/54	3.2%
Alphabet, Inc., Class C	3.1%
Amazon.com, Inc.	2.5%
Meta Platforms, Inc., Class A	2.2%
Mastercard, Inc., Class A	2.1%
UMBS Pool, 30 Year, 2.50%-6.50%, due 4/1/40-4/1/54	2.0%
* Excluding short-term investments

C000025784 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI VP MacKay Convertible Portfolio (formerly known as MainStay VP MacKay Convertible Portfolio)
Class Name	Initial Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about NYLI VP MacKay Convertible Portfolio (the "Portfolio") for the period January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at dfinview.com/NYLIM?site=VP. You can also request this information by contacting us at 800-624-6782.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM?site=VP
Expenses [Text Block]
What were the Portfolio costs for the last six months?[1]
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[2,3]
Initial Class	$29	0.57%
1.
Does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher.

2.	Excludes the fees and expenses of the acquired (underlying) funds in which the Portfolio invested.
3.	Annualized.

Expenses Paid, Amount	$ 29	[102]
Expense Ratio, Percent	0.57%	[102],[103],[104]
Performance Past Does Not Indicate Future [Text]	Keep in mind that the Portfolio’s past performance is not a good predictor of how the Portfolio will perform in the future.
Line Graph [Table Text Block]
Portfolio Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Portfolio. It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate broad-based securities market index and other additional indexes, if applicable, for the same period.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Period-Ended June 30, 2024	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Initial Class Shares	10/1/1996	3.35%	6.23%	9.01%	8.11%
Bloomberg U.S. Aggregate Bond Index[2]		(0.71)%	2.63%	(0.23)%	1.35%
ICE BofA U.S. Convertible Index[3]		2.13%	6.19%	9.40%	8.14%
Morningstar Convertibles Category Average[4]		2.70%	5.95%	7.69%	6.77%
1.	Not annualized.
2.
In accordance with new regulatory requirements, the Portfolio has selected the Bloomberg U.S. Aggregate Bond Index, which represents a broad measure of market performance, as a replacement for the ICE BofA U.S. Convertible Index. The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities.

3.
The ICE BofA U.S. Convertible Index, which is generally representative of the market sectors or types of investments in which the Portfolio invests, is a market-capitalization weighted index of domestic corporate convertible securities. In order to be included in the ICE BofA U.S. Convertible Index, bonds and preferred stocks must be convertible only to common stock.

4.
The Morningstar Convertibles Category Average is representative of funds that are designed to offer some of the capital-appreciation potential of stock portfolios while also supplying some of the safety and yield of bond portfolios. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Oct. 01, 1996
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Performance Table Market Index Changed [Text Block]	In accordance with new regulatory requirements, the Portfolio has selected the Bloomberg U.S. Aggregate Bond Index, which represents a broad measure of market performance, as a replacement for the ICE BofA U.S. Convertible Index. The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities.
Net Assets	$ 1,675,999,565
Holdings Count | Holding	107
Investment Company Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]	Key Portfolio Statistics
Portfolio's net assets	$1,675,999,565%
Total number of portfolio holdings	107%
Portfolio turnover rate	20%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Portfolio; percentages indicated are based on the Portfolio's net assets.
Top Ten Holdings and/or Issuers*
TransMedics Group, Inc., 1.50%, due 6/1/28	2.6%
Palo Alto Networks, Inc., 0.375%, due 6/1/25	2.4%
Nice Ltd., (zero coupon), due 9/15/25	2.3%
Microchip Technology, Inc., 0.125%, due 11/15/24	2.2%
Tetra Tech, Inc., 2.25%, due 8/15/28	2.1%
Ford Motor Co., (zero coupon), due 3/15/26	2.0%
BioMarin Pharmaceutical, Inc., 1.25%, due 5/15/27	1.9%
Lantheus Holdings, Inc., 2.625%, due 12/15/27	1.9%
Carnival Corp., 5.75%, due 12/1/27	1.8%
Merit Medical Systems, Inc., 3.00%, due 2/1/29	1.8%
* Excluding short-term investments
Portfolio Composition
Convertible Bonds	87.5%
Short-Term Investments	8.7%
Convertible Preferred Stocks	4.7%
Common Stock	1.1%
Corporate Bond	0.0%‡
Other Assets, Less Liabilities	(2.0)%
‡ Less than one-tenth of a percent.

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
TransMedics Group, Inc., 1.50%, due 6/1/28	2.6%
Palo Alto Networks, Inc., 0.375%, due 6/1/25	2.4%
Nice Ltd., (zero coupon), due 9/15/25	2.3%
Microchip Technology, Inc., 0.125%, due 11/15/24	2.2%
Tetra Tech, Inc., 2.25%, due 8/15/28	2.1%
Ford Motor Co., (zero coupon), due 3/15/26	2.0%
BioMarin Pharmaceutical, Inc., 1.25%, due 5/15/27	1.9%
Lantheus Holdings, Inc., 2.625%, due 12/15/27	1.9%
Carnival Corp., 5.75%, due 12/1/27	1.8%
Merit Medical Systems, Inc., 3.00%, due 2/1/29	1.8%
* Excluding short-term investments

C000168875 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI VP MacKay Convertible Portfolio (formerly known as MainStay VP MacKay Convertible Portfolio)
Class Name	Service 2 Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about NYLI VP MacKay Convertible Portfolio (the "Portfolio") for the period January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at dfinview.com/NYLIM?site=VP. You can also request this information by contacting us at 800-624-6782.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM?site=VP
Expenses [Text Block]
What were the Portfolio costs for the last six months?[1]
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[2,3]
Service 2 Class	$46	0.92%
1.
Does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher.

2.	Excludes the fees and expenses of the acquired (underlying) funds in which the Portfolio invested.
3.	Annualized.

Expenses Paid, Amount	$ 46	[105]
Expense Ratio, Percent	0.92%	[105],[106],[107]
Performance Past Does Not Indicate Future [Text]	Keep in mind that the Portfolio’s past performance is not a good predictor of how the Portfolio will perform in the future.
Line Graph [Table Text Block]
Portfolio Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Portfolio. It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate broad-based securities market index and other additional indexes, if applicable, for the same period.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Period-Ended June 30, 2024	Inception Date	Six Months[1]	One Year	Five Years	Since inception
Service 2 Class Shares	4/26/2016	3.17%	5.86%	8.63%	9.48%
Bloomberg U.S. Aggregate Bond Index[2]		(0.71)%	2.63%	(0.23)%	0.98%
ICE BofA U.S. Convertible Index[3]		2.13%	6.19%	9.40%	10.41%
Morningstar Convertibles Category Average[4]		2.70%	5.95%	7.69%	8.25%
1.	Not annualized.
2.
In accordance with new regulatory requirements, the Portfolio has selected the Bloomberg U.S. Aggregate Bond Index, which represents a broad measure of market performance, as a replacement for the ICE BofA U.S. Convertible Index. The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities.

3.
The ICE BofA U.S. Convertible Index, which is generally representative of the market sectors or types of investments in which the Portfolio invests, is a market-capitalization weighted index of domestic corporate convertible securities. In order to be included in the ICE BofA U.S. Convertible Index, bonds and preferred stocks must be convertible only to common stock.

4.
The Morningstar Convertibles Category Average is representative of funds that are designed to offer some of the capital-appreciation potential of stock portfolios while also supplying some of the safety and yield of bond portfolios. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Apr. 26, 2016
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Performance Table Market Index Changed [Text Block]	In accordance with new regulatory requirements, the Portfolio has selected the Bloomberg U.S. Aggregate Bond Index, which represents a broad measure of market performance, as a replacement for the ICE BofA U.S. Convertible Index. The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities.
Net Assets	$ 1,675,999,565
Holdings Count | Holding	107
Investment Company Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]	Key Portfolio Statistics
Portfolio's net assets	$1,675,999,565%
Total number of portfolio holdings	107%
Portfolio turnover rate	20%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Portfolio; percentages indicated are based on the Portfolio's net assets.
Top Ten Holdings and/or Issuers*
TransMedics Group, Inc., 1.50%, due 6/1/28	2.6%
Palo Alto Networks, Inc., 0.375%, due 6/1/25	2.4%
Nice Ltd., (zero coupon), due 9/15/25	2.3%
Microchip Technology, Inc., 0.125%, due 11/15/24	2.2%
Tetra Tech, Inc., 2.25%, due 8/15/28	2.1%
Ford Motor Co., (zero coupon), due 3/15/26	2.0%
BioMarin Pharmaceutical, Inc., 1.25%, due 5/15/27	1.9%
Lantheus Holdings, Inc., 2.625%, due 12/15/27	1.9%
Carnival Corp., 5.75%, due 12/1/27	1.8%
Merit Medical Systems, Inc., 3.00%, due 2/1/29	1.8%
* Excluding short-term investments
Portfolio Composition
Convertible Bonds	87.5%
Short-Term Investments	8.7%
Convertible Preferred Stocks	4.7%
Common Stock	1.1%
Corporate Bond	0.0%‡
Other Assets, Less Liabilities	(2.0)%
‡ Less than one-tenth of a percent.

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
TransMedics Group, Inc., 1.50%, due 6/1/28	2.6%
Palo Alto Networks, Inc., 0.375%, due 6/1/25	2.4%
Nice Ltd., (zero coupon), due 9/15/25	2.3%
Microchip Technology, Inc., 0.125%, due 11/15/24	2.2%
Tetra Tech, Inc., 2.25%, due 8/15/28	2.1%
Ford Motor Co., (zero coupon), due 3/15/26	2.0%
BioMarin Pharmaceutical, Inc., 1.25%, due 5/15/27	1.9%
Lantheus Holdings, Inc., 2.625%, due 12/15/27	1.9%
Carnival Corp., 5.75%, due 12/1/27	1.8%
Merit Medical Systems, Inc., 3.00%, due 2/1/29	1.8%
* Excluding short-term investments

C000025785 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI VP MacKay Convertible Portfolio (formerly known as MainStay VP MacKay Convertible Portfolio)
Class Name	Service Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about NYLI VP MacKay Convertible Portfolio (the "Portfolio") for the period January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at dfinview.com/NYLIM?site=VP. You can also request this information by contacting us at 800-624-6782.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM?site=VP
Expenses [Text Block]
What were the Portfolio costs for the last six months?[1]
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[2,3]
Service Class	$41	0.82%
1.
Does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher.

2.	Excludes the fees and expenses of the acquired (underlying) funds in which the Portfolio invested.
3.	Annualized.

Expenses Paid, Amount	$ 41	[108]
Expense Ratio, Percent	0.82%	[108],[109],[110]
Performance Past Does Not Indicate Future [Text]	Keep in mind that the Portfolio’s past performance is not a good predictor of how the Portfolio will perform in the future.
Line Graph [Table Text Block]
Portfolio Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Portfolio. It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate broad-based securities market index and other additional indexes, if applicable, for the same period.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Period-Ended June 30, 2024	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Service Class Shares	6/5/2003	3.22%	5.97%	8.74%	7.84%
Bloomberg U.S. Aggregate Bond Index[2]		(0.71)%	2.63%	(0.23)%	1.35%
ICE BofA U.S. Convertible Index[3]		2.13%	6.19%	9.40%	8.14%
Morningstar Convertibles Category Average[4]		2.70%	5.95%	7.69%	6.77%
1.	Not annualized.
2.
In accordance with new regulatory requirements, the Portfolio has selected the Bloomberg U.S. Aggregate Bond Index, which represents a broad measure of market performance, as a replacement for the ICE BofA U.S. Convertible Index. The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities.

3.
The ICE BofA U.S. Convertible Index, which is generally representative of the market sectors or types of investments in which the Portfolio invests, is a market-capitalization weighted index of domestic corporate convertible securities. In order to be included in the ICE BofA U.S. Convertible Index, bonds and preferred stocks must be convertible only to common stock.

4.
The Morningstar Convertibles Category Average is representative of funds that are designed to offer some of the capital-appreciation potential of stock portfolios while also supplying some of the safety and yield of bond portfolios. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Jun. 05, 2003
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Performance Table Market Index Changed [Text Block]	In accordance with new regulatory requirements, the Portfolio has selected the Bloomberg U.S. Aggregate Bond Index, which represents a broad measure of market performance, as a replacement for the ICE BofA U.S. Convertible Index. The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities.
Net Assets	$ 1,675,999,565
Holdings Count | Holding	107
Investment Company Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]	Key Portfolio Statistics
Portfolio's net assets	$1,675,999,565%
Total number of portfolio holdings	107%
Portfolio turnover rate	20%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Portfolio; percentages indicated are based on the Portfolio's net assets.
Top Ten Holdings and/or Issuers*
TransMedics Group, Inc., 1.50%, due 6/1/28	2.6%
Palo Alto Networks, Inc., 0.375%, due 6/1/25	2.4%
Nice Ltd., (zero coupon), due 9/15/25	2.3%
Microchip Technology, Inc., 0.125%, due 11/15/24	2.2%
Tetra Tech, Inc., 2.25%, due 8/15/28	2.1%
Ford Motor Co., (zero coupon), due 3/15/26	2.0%
BioMarin Pharmaceutical, Inc., 1.25%, due 5/15/27	1.9%
Lantheus Holdings, Inc., 2.625%, due 12/15/27	1.9%
Carnival Corp., 5.75%, due 12/1/27	1.8%
Merit Medical Systems, Inc., 3.00%, due 2/1/29	1.8%
* Excluding short-term investments
Portfolio Composition
Convertible Bonds	87.5%
Short-Term Investments	8.7%
Convertible Preferred Stocks	4.7%
Common Stock	1.1%
Corporate Bond	0.0%‡
Other Assets, Less Liabilities	(2.0)%
‡ Less than one-tenth of a percent.

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
TransMedics Group, Inc., 1.50%, due 6/1/28	2.6%
Palo Alto Networks, Inc., 0.375%, due 6/1/25	2.4%
Nice Ltd., (zero coupon), due 9/15/25	2.3%
Microchip Technology, Inc., 0.125%, due 11/15/24	2.2%
Tetra Tech, Inc., 2.25%, due 8/15/28	2.1%
Ford Motor Co., (zero coupon), due 3/15/26	2.0%
BioMarin Pharmaceutical, Inc., 1.25%, due 5/15/27	1.9%
Lantheus Holdings, Inc., 2.625%, due 12/15/27	1.9%
Carnival Corp., 5.75%, due 12/1/27	1.8%
Merit Medical Systems, Inc., 3.00%, due 2/1/29	1.8%
* Excluding short-term investments

C000025794 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI VP Schroders Mid Cap Opportunities Portfolio (formerly known as MainStay VP Wellington Mid Cap Portfolio)
Class Name	Initial Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about NYLI VP Schroders Mid Cap Opportunities Portfolio (the "Portfolio") for the period January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at dfinview.com/NYLIM?site=VP. You can also request this information by contacting us at 800-624-6782.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM?site=VP
Expenses [Text Block]
What were the Portfolio costs for the last six months?[1]
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[2,3]
Initial Class	$43	0.86%
1.
Does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher.

2.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
3.	Annualized.

Expenses Paid, Amount	$ 43	[111]
Expense Ratio, Percent	0.86%	[111],[112],[113]
Performance Past Does Not Indicate Future [Text]	Keep in mind that the Portfolio’s past performance is not a good predictor of how the Portfolio will perform in the future.
Line Graph [Table Text Block]
Portfolio Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Portfolio. It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate broad-based securities market index and other additional indexes, if applicable, for the same period. The Portfolio’s subadvisor changed effective January 1, 2018 due to an organizational restructuring whereby all investment personnel of Cornerstone Capital Management Holdings LLC, the former subadvisor, transitioned to MacKay Shields LLC. Effective May 1, 2021, the Portfolio replaced its subadvisor and modified its principal investment strategies. The past performance in the graph and table prior to that date reflects the Portfolio’s prior subadvisor and principal investment strategies.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Period-Ended June 30, 2024	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Initial Class Shares	7/2/2001	1.94%	8.10%	5.54%	5.96%
Russell 3000® Index[2]		13.56%	23.13%	14.14%	12.15%
Russell Midcap® Index[3]		4.96%	12.88%	9.46%	9.04%
S&P MidCap 400® Index[4]		6.17%	13.57%	10.27%	9.14%
Morningstar Mid-Cap Blend Category Average[5]		5.57%	13.23%	9.43%	8.19%
1.	Not annualized.
2.
In accordance with new regulatory requirements, the Portfolio has selected the Russell 3000® Index, which represents a broad measure of market performance, as a replacement for the Russell Midcap® Index. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 96% of the investable U.S. equity market.

3.
The Russell Midcap® Index, which is generally representative of the market sectors or types of investments in which the Portfolio invests, measures the performance of the mid-cap segment of the U.S. equity universe. The Russell Midcap® Index is a subset of the Russell 1000® Index and includes approximately 800 of the smallest companies based on a combination of their market cap and current index membership. The Russell Midcap® Index represents approximately 27% of the total market capitalization of the Russell 1000® Index companies.

4.
The S&P MidCap 400® Index, which is generally representative of the market sectors or types of investments in which the Portfolio invests, is a market capitalization-weighted index of common stocks representing the mid-cap U.S. equity market.

5.
The Morningstar Mid-Cap Blend Category Average is representative of funds that invest primarily in U.S. stocks of various sizes and styles, giving it a middle-of-the-road profile. The U.S. mid-cap range for market capitalization typically falls between $1 billion and $8 billion and represents 20% of the total capitalization of the U.S. equity market. The blend style is assigned to funds where neither growth nor value characteristics predominate. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Jul. 02, 2001
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Performance Table Market Index Changed [Text Block]	In accordance with new regulatory requirements, the Portfolio has selected the Russell 3000® Index, which represents a broad measure of market performance, as a replacement for the Russell Midcap® Index. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 96% of the investable U.S. equity market.
Net Assets	$ 683,897,842
Holdings Count | Holding	129
Investment Company Portfolio Turnover	36.00%
Additional Fund Statistics [Text Block]	Key Portfolio Statistics
Portfolio's net assets	$683,897,842%
Total number of portfolio holdings	129%
Portfolio turnover rate	36%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Portfolio; percentages indicated are based on the Portfolio's net assets.
Top Ten Holdings and/or Issuers*
M&T Bank Corp.	1.9%
MKS Instruments, Inc.	1.8%
EQT Corp.	1.7%
Targa Resources Corp.	1.6%
NiSource, Inc.	1.6%
NVR, Inc.	1.6%
FMC Corp.	1.6%
Gentex Corp.	1.6%
Lennox International, Inc.	1.5%
WEX, Inc.	1.4%
* Excluding short-term investments
Top Industries
Banks	6.4%
Machinery	6.3%
Semiconductors & Semiconductor Equipment	6.0%
Insurance	5.5%
Chemicals	5.4%
Oil, Gas & Consumable Fuels	5.3%
Hotels, Restaurants & Leisure	4.6%
Software	4.2%
Biotechnology	3.9%
Capital Markets	3.2%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
M&T Bank Corp.	1.9%
MKS Instruments, Inc.	1.8%
EQT Corp.	1.7%
Targa Resources Corp.	1.6%
NiSource, Inc.	1.6%
NVR, Inc.	1.6%
FMC Corp.	1.6%
Gentex Corp.	1.6%
Lennox International, Inc.	1.5%
WEX, Inc.	1.4%
* Excluding short-term investments

C000025795 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI VP Schroders Mid Cap Opportunities Portfolio (formerly known as MainStay VP Wellington Mid Cap Portfolio)
Class Name	Service Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about NYLI VP Schroders Mid Cap Opportunities Portfolio (the "Portfolio") for the period January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at dfinview.com/NYLIM?site=VP. You can also request this information by contacting us at 800-624-6782.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM?site=VP
Expenses [Text Block]
What were the Portfolio costs for the last six months?[1]
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[2,3]
Service Class	$56	1.11%
1.
Does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher.

2.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
3.	Annualized.

Expenses Paid, Amount	$ 56	[114]
Expense Ratio, Percent	1.11%	[114],[115],[116]
Performance Past Does Not Indicate Future [Text]	Keep in mind that the Portfolio’s past performance is not a good predictor of how the Portfolio will perform in the future.
Line Graph [Table Text Block]
Portfolio Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Portfolio. It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate broad-based securities market index and other additional indexes, if applicable, for the same period. The Portfolio’s subadvisor changed effective January 1, 2018 due to an organizational restructuring whereby all investment personnel of Cornerstone Capital Management Holdings LLC, the former subadvisor, transitioned to MacKay Shields LLC. Effective May 1, 2021, the Portfolio replaced its subadvisor and modified its principal investment strategies. The past performance in the graph and table prior to that date reflects the Portfolio’s prior subadvisor and principal investment strategies.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Period-Ended June 30, 2024	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Service Class Shares	6/5/2003	1.82%	7.83%	5.27%	5.69%
Russell 3000® Index[2]		13.56%	23.13%	14.14%	12.15%
Russell Midcap® Index[3]		4.96%	12.88%	9.46%	9.04%
S&P MidCap 400® Index[4]		6.17%	13.57%	10.27%	9.14%
Morningstar Mid-Cap Blend Category Average[5]		5.57%	13.23%	9.43%	8.19%
1.	Not annualized.
2.
In accordance with new regulatory requirements, the Portfolio has selected the Russell 3000® Index, which represents a broad measure of market performance, as a replacement for the Russell Midcap® Index. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 96% of the investable U.S. equity market.

3.
The Russell Midcap® Index, which is generally representative of the market sectors or types of investments in which the Portfolio invests, measures the performance of the mid-cap segment of the U.S. equity universe. The Russell Midcap® Index is a subset of the Russell 1000® Index and includes approximately 800 of the smallest companies based on a combination of their market cap and current index membership. The Russell Midcap® Index represents approximately 27% of the total market capitalization of the Russell 1000® Index companies.

4.
The S&P MidCap 400® Index, which is generally representative of the market sectors or types of investments in which the Portfolio invests, is a market capitalization-weighted index of common stocks representing the mid-cap U.S. equity market.

5.
The Morningstar Mid-Cap Blend Category Average is representative of funds that invest primarily in U.S. stocks of various sizes and styles, giving it a middle-of-the-road profile. The U.S. mid-cap range for market capitalization typically falls between $1 billion and $8 billion and represents 20% of the total capitalization of the U.S. equity market. The blend style is assigned to funds where neither growth nor value characteristics predominate. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Jun. 05, 2003
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Performance Table Market Index Changed [Text Block]	In accordance with new regulatory requirements, the Portfolio has selected the Russell 3000® Index, which represents a broad measure of market performance, as a replacement for the Russell Midcap® Index. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 96% of the investable U.S. equity market.
Net Assets	$ 683,897,842
Holdings Count | Holding	129
Investment Company Portfolio Turnover	36.00%
Additional Fund Statistics [Text Block]	Key Portfolio Statistics
Portfolio's net assets	$683,897,842%
Total number of portfolio holdings	129%
Portfolio turnover rate	36%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Portfolio; percentages indicated are based on the Portfolio's net assets.
Top Ten Holdings and/or Issuers*
M&T Bank Corp.	1.9%
MKS Instruments, Inc.	1.8%
EQT Corp.	1.7%
Targa Resources Corp.	1.6%
NiSource, Inc.	1.6%
NVR, Inc.	1.6%
FMC Corp.	1.6%
Gentex Corp.	1.6%
Lennox International, Inc.	1.5%
WEX, Inc.	1.4%
* Excluding short-term investments
Top Industries
Banks	6.4%
Machinery	6.3%
Semiconductors & Semiconductor Equipment	6.0%
Insurance	5.5%
Chemicals	5.4%
Oil, Gas & Consumable Fuels	5.3%
Hotels, Restaurants & Leisure	4.6%
Software	4.2%
Biotechnology	3.9%
Capital Markets	3.2%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
M&T Bank Corp.	1.9%
MKS Instruments, Inc.	1.8%
EQT Corp.	1.7%
Targa Resources Corp.	1.6%
NiSource, Inc.	1.6%
NVR, Inc.	1.6%
FMC Corp.	1.6%
Gentex Corp.	1.6%
Lennox International, Inc.	1.5%
WEX, Inc.	1.4%
* Excluding short-term investments

C000025818 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI VP Income Builder Portfolio (formerly known as MainStay VP Income Builder Portfolio)
Class Name	Initial Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about NYLI VP Income Builder Portfolio (the "Portfolio") for the period January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at dfinview.com/NYLIM?site=VP. You can also request this information by contacting us at 800-624-6782.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM?site=VP
Expenses [Text Block]
What were the Portfolio costs for the last six months?[1]
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[2]
Initial Class	$32	0.62%
1.
Does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher.

2.	Annualized.

Expenses Paid, Amount	$ 32	[117]
Expense Ratio, Percent	0.62%	[117],[118]
Performance Past Does Not Indicate Future [Text]	Keep in mind that the Portfolio’s past performance is not a good predictor of how the Portfolio will perform in the future.
Line Graph [Table Text Block]
Portfolio Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Portfolio. It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate broad-based securities market index and other additional indexes, if applicable, for the same period.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Period-Ended June 30, 2024	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Initial Class Shares	1/29/1993	6.59%	12.12%	5.14%	4.87%
MSCI World Index (Net)[2]		11.75%	20.19%	11.78%	9.16%
Bloomberg U.S. Aggregate Bond Index[3]		(0.71)%	2.63%	(0.23)%	1.35%
Blended Benchmark Index[4]		6.65%	12.95%	7.12%	6.21%
Morningstar World Allocation Category Average[5]		4.99%	10.38%	5.01%	3.95%
1.	Not annualized.
2.
The Portfolio has selected the MSCI World Index (Net), which represents a broad measure of market performance, and is generally representative of the market sectors or types of investments in which the Portfolio invests. The MSCI World Index (Net) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets.

3.
The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures performance of the investment-grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities.

4.	The Blended Benchmark Index is comprised of the MSCI World Index (Net) and the Bloomberg U.S. Aggregate Bond Index weighted 60%/40%, respectively.
5.
The Morningstar World Allocation Category Average is representative of funds that seek to provide both capital appreciation and income by investing in three major areas: stocks, bonds, and cash. While these funds do explore the whole world, most of them focus on the U.S., Canada, Japan, and the larger markets in Europe. It is rare for such funds to invest more than 10% of their assets in emerging markets. These funds typically have at least 10% of assets in bonds, less than 70% of assets in stocks, and at least 40% of assets in non-U.S. stocks or bonds. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Jan. 29, 1993
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Net Assets	$ 520,352,959
Holdings Count | Holding	598
Investment Company Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]	Key Portfolio Statistics
Portfolio's net assets	$520,352,959%
Total number of portfolio holdings	598%
Portfolio turnover rate	29%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Portfolio; percentages indicated are based on the Portfolio's net assets.
Top Ten Holdings and/or Issuers*
GNMA, (zero coupon)-7.805%, due 4/20/48-2/16/66	4.0%
FHLMC STACR REMIC Trust, 8.335%-16.335%, due 8/25/33-1/25/51	3.1%
UMBS, 30 Year, 2.00%-6.50%, due 8/1/48-4/1/54	3.1%
Microsoft Corp.	1.4%
Broadcom, Inc.	1.3%
Connecticut Avenue Securities Trust, 7.285%-15.185%, due 11/25/39-3/25/44	1.3%
FHLMC, (zero coupon)-4.50%, due 1/15/41-1/25/55	1.2%
Analog Devices, Inc.	1.2%
Bank of America Corp., (zero coupon)-4.30%, due 1/28/25-10/20/32	1.1%
International Business Machines Corp.	1.1%
* Excluding short-term investments
Portfolio Composition
Common Stocks	57.7%
Mortgage-Backed Securities	14.8%
Corporate Bonds	14.4%
U.S. Government & Federal Agencies	5.6%
Asset-Backed Securities	2.8%
Short-Term Investments	2.8%
Foreign Government Bonds	0.8%
Municipal Bond	0.1%
Loan Assignments	0.1%
Other Assets, Less Liabilities	0.9%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
GNMA, (zero coupon)-7.805%, due 4/20/48-2/16/66	4.0%
FHLMC STACR REMIC Trust, 8.335%-16.335%, due 8/25/33-1/25/51	3.1%
UMBS, 30 Year, 2.00%-6.50%, due 8/1/48-4/1/54	3.1%
Microsoft Corp.	1.4%
Broadcom, Inc.	1.3%
Connecticut Avenue Securities Trust, 7.285%-15.185%, due 11/25/39-3/25/44	1.3%
FHLMC, (zero coupon)-4.50%, due 1/15/41-1/25/55	1.2%
Analog Devices, Inc.	1.2%
Bank of America Corp., (zero coupon)-4.30%, due 1/28/25-10/20/32	1.1%
International Business Machines Corp.	1.1%
* Excluding short-term investments

C000025819 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI VP Income Builder Portfolio (formerly known as MainStay VP Income Builder Portfolio)
Class Name	Service Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about NYLI VP Income Builder Portfolio (the "Portfolio") for the period January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at dfinview.com/NYLIM?site=VP. You can also request this information by contacting us at 800-624-6782.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM?site=VP
Expenses [Text Block]
What were the Portfolio costs for the last six months?[1]
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[2]
Service Class	$45	0.87%
1.
Does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher.

2.	Annualized.

Expenses Paid, Amount	$ 45	[119]
Expense Ratio, Percent	0.87%	[119],[120]
Performance Past Does Not Indicate Future [Text]	Keep in mind that the Portfolio’s past performance is not a good predictor of how the Portfolio will perform in the future.
Line Graph [Table Text Block]
Portfolio Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Portfolio. It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate broad-based securities market index and other additional indexes, if applicable, for the same period.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Period-Ended June 30, 2024	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Service Class Shares	6/4/2003	6.45%	11.84%	4.88%	4.61%
MSCI World Index (Net)[2]		11.75%	20.19%	11.78%	9.16%
Bloomberg U.S. Aggregate Bond Index[3]		(0.71)%	2.63%	(0.23)%	1.35%
Blended Benchmark Index[4]		6.65%	12.95%	7.12%	6.21%
Morningstar World Allocation Category Average[5]		4.99%	10.38%	5.01%	3.95%
1.	Not annualized.
2.
The Portfolio has selected the MSCI World Index (Net), which represents a broad measure of market performance, and is generally representative of the market sectors or types of investments in which the Portfolio invests. The MSCI World Index (Net) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets.

3.
The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures performance of the investment-grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities.

4.	The Blended Benchmark Index is comprised of the MSCI World Index (Net) and the Bloomberg U.S. Aggregate Bond Index weighted 60%/40%, respectively.
5.
The Morningstar World Allocation Category Average is representative of funds that seek to provide both capital appreciation and income by investing in three major areas: stocks, bonds, and cash. While these funds do explore the whole world, most of them focus on the U.S., Canada, Japan, and the larger markets in Europe. It is rare for such funds to invest more than 10% of their assets in emerging markets. These funds typically have at least 10% of assets in bonds, less than 70% of assets in stocks, and at least 40% of assets in non-U.S. stocks or bonds. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Jun. 04, 2003
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Net Assets	$ 520,352,959
Holdings Count | Holding	598
Investment Company Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]	Key Portfolio Statistics
Portfolio's net assets	$520,352,959%
Total number of portfolio holdings	598%
Portfolio turnover rate	29%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Portfolio; percentages indicated are based on the Portfolio's net assets.
Top Ten Holdings and/or Issuers*
GNMA, (zero coupon)-7.805%, due 4/20/48-2/16/66	4.0%
FHLMC STACR REMIC Trust, 8.335%-16.335%, due 8/25/33-1/25/51	3.1%
UMBS, 30 Year, 2.00%-6.50%, due 8/1/48-4/1/54	3.1%
Microsoft Corp.	1.4%
Broadcom, Inc.	1.3%
Connecticut Avenue Securities Trust, 7.285%-15.185%, due 11/25/39-3/25/44	1.3%
FHLMC, (zero coupon)-4.50%, due 1/15/41-1/25/55	1.2%
Analog Devices, Inc.	1.2%
Bank of America Corp., (zero coupon)-4.30%, due 1/28/25-10/20/32	1.1%
International Business Machines Corp.	1.1%
* Excluding short-term investments
Portfolio Composition
Common Stocks	57.7%
Mortgage-Backed Securities	14.8%
Corporate Bonds	14.4%
U.S. Government & Federal Agencies	5.6%
Asset-Backed Securities	2.8%
Short-Term Investments	2.8%
Foreign Government Bonds	0.8%
Municipal Bond	0.1%
Loan Assignments	0.1%
Other Assets, Less Liabilities	0.9%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
GNMA, (zero coupon)-7.805%, due 4/20/48-2/16/66	4.0%
FHLMC STACR REMIC Trust, 8.335%-16.335%, due 8/25/33-1/25/51	3.1%
UMBS, 30 Year, 2.00%-6.50%, due 8/1/48-4/1/54	3.1%
Microsoft Corp.	1.4%
Broadcom, Inc.	1.3%
Connecticut Avenue Securities Trust, 7.285%-15.185%, due 11/25/39-3/25/44	1.3%
FHLMC, (zero coupon)-4.50%, due 1/15/41-1/25/55	1.2%
Analog Devices, Inc.	1.2%
Bank of America Corp., (zero coupon)-4.30%, due 1/28/25-10/20/32	1.1%
International Business Machines Corp.	1.1%
* Excluding short-term investments

C000025824 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI VP U.S. Government Money Market Portfolio(formerly known as MainStay VP U.S. Government Money Market Portfolio)
Class Name	Initial Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about NYLI VP U.S. Government Money Market Portfolio (the "Portfolio") for the period January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at dfinview.com/NYLIM?site=VP. You can also request this information by contacting us at 800-624-6782.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM?site=VP
Expenses [Text Block]
What were the Portfolio costs for the last six months?[1]
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[2,3]
Initial Class	$14	0.28%
1.
Does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher.

2.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
3.	Annualized.

Expenses Paid, Amount	$ 14	[121]
Expense Ratio, Percent	0.28%	[121],[122],[123]
Performance Past Does Not Indicate Future [Text]	Keep in mind that the Portfolio’s past performance is not a good predictor of how the Portfolio will perform in the future.
Line Graph [Table Text Block]
Portfolio Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Portfolio. It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate broad-based securities market index and other additional indexes, if applicable, for the same period.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Period-Ended June 30, 2024	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Initial Class Shares	1/29/1993	2.56%	5.20%	1.93%	1.24%
Average Lipper Variable Products U.S. Government Money Market Portfolio[2]		2.46%	5.01%	1.87%	1.21%
Morningstar Prime Money Market Category Average[3]		2.50%	5.15%	1.98%	1.36%
1.	Not annualized.
2.
The Average Lipper VP U.S. Government Money Market Portfolio is an equally weighted performance average consisting of funds that invest 99.5% of their assets in cash, government securities and/or repurchase agreements that are collateralized solely by government securities or cash, and have a weighted average maturity of 60 days or less. These funds intend to keep a constant net asset value.

3.
The Morningstar Prime Money Market Category Average is representative of funds that invest in short-term money market securities in order to provide a level of current income that is consistent with the preservation of capital. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Jan. 29, 1993
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Net Assets	$ 780,235,446
Holdings Count | Holding	15
Additional Fund Statistics [Text Block]	Key Portfolio Statistics
Portfolio's net assets	$780,235,446
Total number of portfolio holdings	15

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the Portfolio; percentages indicated are based on the Portfolio's net assets.
Portfolio Composition
Treasury Debt	47.2%
Government Agency Debt	27.1%
Treasury Repurchase Agreements	25.7%
Other Assets, Less Liabilities	(0.0)%‡
‡ Less than one-tenth of a percent.

C000104624 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI VP Small Cap Growth Portfolio (formerly known as MainStay VP Small Cap Growth Portfolio)
Class Name	Service Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about NYLI VP Small Cap Growth Portfolio (the "Portfolio") for the period January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at dfinview.com/NYLIM?site=VP. You can also request this information by contacting us at 800-624-6782.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM?site=VP
Expenses [Text Block]
What were the Portfolio costs for the last six months?[1]
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[2,3]
Service Class	$55	1.10%
1.
Does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher.

2.	Excludes the fees and expenses of the acquired (underlying) funds in which the Portfolio invested.
3.	Annualized.

Expenses Paid, Amount	$ 55	[124]
Expense Ratio, Percent	1.10%	[124],[125],[126]
Performance Past Does Not Indicate Future [Text]	Keep in mind that the Portfolio’s past performance is not a good predictor of how the Portfolio will perform in the future.
Line Graph [Table Text Block]
Portfolio Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Portfolio. It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate broad-based securities market index and other additional indexes, if applicable, for the same period.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Period-Ended June 30, 2024	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Service Class Shares	2/17/2012	2.65%	6.12%	7.01%	7.38%
Russell 3000® Index[2]		13.56%	23.13%	14.14%	12.15%
Russell 2000® Growth Index[3]		4.44%	9.14%	6.17%	7.39%
Morningstar Small Growth Category Average[4]		4.78%	9.11%	7.50%	8.48%
1.	Not annualized.
2.
In accordance with new regulatory requirements, the Portfolio has selected the Russell 3000® Index, which represents a broad measure of market performance, as a replacement for the Russell 2000® Growth Index. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 96% of the investable U.S. equity market.

3.
The Russell 2000® Growth Index, which is generally representative of the market sectors or types of investments in which the Portfolio invests, measures the performance of the small-cap growth segment of the U.S. equity universe. It includes those Russell 2000® Index companies with higher price-to-book ratios and higher forecasted growth values.

4.
The Morningstar Small Growth Category Average is representative of funds that focus on faster-growing companies whose shares are at the lower end of the market-capitalization range. These funds tend to favor companies in up-and-coming industries or young firms in their early growth stages. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Feb. 17, 2012
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Performance Table Market Index Changed [Text Block]	In accordance with new regulatory requirements, the Portfolio has selected the Russell 3000® Index, which represents a broad measure of market performance, as a replacement for the Russell 2000® Growth Index. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 96% of the investable U.S. equity market.
Net Assets	$ 448,789,854
Holdings Count | Holding	143
Investment Company Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]	Key Portfolio Statistics
Portfolio's net assets	$448,789,854%
Total number of portfolio holdings	143%
Portfolio turnover rate	20%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Portfolio; percentages indicated are based on the Portfolio's net assets.
Top Ten Holdings and/or Issuers*
Bright Horizons Family Solutions, Inc.	2.3%
Waste Connections, Inc.	1.9%
Casella Waste Systems, Inc., Class A	1.6%
Houlihan Lokey, Inc.	1.6%
Tetra Tech, Inc.	1.5%
Blueprint Medicines Corp.	1.5%
HealthEquity, Inc.	1.4%
AZEK Co., Inc. (The)	1.3%
Natera, Inc.	1.3%
Churchill Downs, Inc.	1.3%
* Excluding short-term investments
Top Industries
Software	9.9%
Biotechnology	7.6%
Commercial Services & Supplies	7.4%
Semiconductors & Semiconductor Equipment	7.2%
Health Care Providers & Services	6.4%
Health Care Equipment & Supplies	4.9%
Capital Markets	4.1%
Building Products	3.9%
Energy Equipment & Services	3.6%
Construction & Engineering	3.5%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
Bright Horizons Family Solutions, Inc.	2.3%
Waste Connections, Inc.	1.9%
Casella Waste Systems, Inc., Class A	1.6%
Houlihan Lokey, Inc.	1.6%
Tetra Tech, Inc.	1.5%
Blueprint Medicines Corp.	1.5%
HealthEquity, Inc.	1.4%
AZEK Co., Inc. (The)	1.3%
Natera, Inc.	1.3%
Churchill Downs, Inc.	1.3%
* Excluding short-term investments

C000104630 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI VP Fidelity Institutional AM® Utilities Portfolio(formerly known as MainStay VP Fidelity Institutional AM® Utilities Portfolio)
Class Name	Initial Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about NYLI VP Fidelity Institutional AM® Utilities Portfolio (the "Portfolio") for the period January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at dfinview.com/NYLIM?site=VP. You can also request this information by contacting us at 800-624-6782.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM?site=VP
Expenses [Text Block]
What were the Portfolio costs for the last six months?[1]
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[2]
Initial Class	$35	0.67%
1.
Does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher.

2.	Annualized.

Expenses Paid, Amount	$ 35	[127]
Expense Ratio, Percent	0.67%	[127],[128]
Performance Past Does Not Indicate Future [Text]	Keep in mind that the Portfolio’s past performance is not a good predictor of how the Portfolio will perform in the future.
Line Graph [Table Text Block]
Portfolio Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Portfolio. It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate broad-based securities market index and other additional indexes, if applicable, for the same period.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Period-Ended June 30, 2024	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Initial Class Shares	2/17/2012	11.79%	13.99%	8.03%	5.94%
Russell 3000® Index[2]		13.56%	23.13%	14.14%	12.15%
MSCI USA IMI Utilities 25/50 Index (Gross)[3]		9.60%	7.71%	5.54%	7.84%
Morningstar Utilities Category Average[4]		7.08%	6.48%	4.86%	6.49%
1.	Not annualized.
2.
In accordance with new regulatory requirements, the Portfolio has selected the Russell 3000® Index, which represents a broad measure of market performance, as a replacement for the MSCI USA IMI Utilities 25/50 Index (Gross). The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 96% of the investable U.S. equity market.

3.
The MSCI USA IMI Utilities 25/50 Index (Gross), which is generally representative of the market sectors or types of investments in which the Portfolio invests, is a modified market capitalization-weighted index of stocks designed to measure the performance of utilities companies in the MSCI U.S. Investable Market 2500 Index.

4.
The Morningstar Utilities Category Average is representative of funds that seek capital appreciation by investing primarily in equity securities of U.S. or non-U.S. public utilities including electric, gas, and telephone-service providers. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Feb. 17, 2012
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Performance Table Market Index Changed [Text Block]	In accordance with new regulatory requirements, the Portfolio has selected the Russell 3000® Index, which represents a broad measure of market performance, as a replacement for the MSCI USA IMI Utilities 25/50 Index (Gross). The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 96% of the investable U.S. equity market.
Net Assets	$ 876,355,755
Holdings Count | Holding	32
Investment Company Portfolio Turnover	35.00%
Additional Fund Statistics [Text Block]	Key Portfolio Statistics
Portfolio's net assets	$876,355,755%
Total number of portfolio holdings	32%
Portfolio turnover rate	35%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Portfolio; percentages indicated are based on the Portfolio's net assets.
Top Ten Holdings and/or Issuers*
NextEra Energy, Inc.	15.6%
Constellation Energy Corp.	8.1%
Sempra	8.0%
PG&E Corp.	6.3%
Edison International	5.6%
Public Service Enterprise Group, Inc.	5.0%
Vistra Corp.	4.9%
American Electric Power Co., Inc.	4.9%
Entergy Corp.	4.7%
Eversource Energy	4.3%
* Excluding short-term investments
Top Industries
Electric Utilities	68.9%
Multi–Utilities	17.0%
Independent Power and Renewable Electricity Producers	10.3%
Gas Utilities	2.6%
Oil, Gas & Consumable Fuels	0.8%
Electrical Equipment	0.1%
Short–Term Investments	1.0%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
NextEra Energy, Inc.	15.6%
Constellation Energy Corp.	8.1%
Sempra	8.0%
PG&E Corp.	6.3%
Edison International	5.6%
Public Service Enterprise Group, Inc.	5.0%
Vistra Corp.	4.9%
American Electric Power Co., Inc.	4.9%
Entergy Corp.	4.7%
Eversource Energy	4.3%
* Excluding short-term investments

C000104629 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI VP Fidelity Institutional AM® Utilities Portfolio(formerly known as MainStay VP Fidelity Institutional AM® Utilities Portfolio)
Class Name	Service Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about NYLI VP Fidelity Institutional AM® Utilities Portfolio (the "Portfolio") for the period January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at dfinview.com/NYLIM?site=VP. You can also request this information by contacting us at 800-624-6782.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM?site=VP
Expenses [Text Block]
What were the Portfolio costs for the last six months?[1]
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[2]
Service Class	$48	0.92%
1.
Does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher.

2.	Annualized.

Expenses Paid, Amount	$ 48	[129]
Expense Ratio, Percent	0.92%	[129],[130]
Performance Past Does Not Indicate Future [Text]	Keep in mind that the Portfolio’s past performance is not a good predictor of how the Portfolio will perform in the future.
Line Graph [Table Text Block]
Portfolio Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Portfolio. It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate broad-based securities market index and other additional indexes, if applicable, for the same period.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Period-Ended June 30, 2024	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Service Class Shares	2/17/2012	11.65%	13.71%	7.76%	5.68%
Russell 3000® Index[2]		13.56%	23.13%	14.14%	12.15%
MSCI USA IMI Utilities 25/50 Index (Gross)[3]		9.60%	7.71%	5.54%	7.84%
Morningstar Utilities Category Average[4]		7.08%	6.48%	4.86%	6.49%
1.	Not annualized.
2.
In accordance with new regulatory requirements, the Portfolio has selected the Russell 3000® Index, which represents a broad measure of market performance, as a replacement for the MSCI USA IMI Utilities 25/50 Index (Gross). The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 96% of the investable U.S. equity market.

3.
The MSCI USA IMI Utilities 25/50 Index (Gross), which is generally representative of the market sectors or types of investments in which the Portfolio invests, is a modified market capitalization-weighted index of stocks designed to measure the performance of utilities companies in the MSCI U.S. Investable Market 2500 Index.

4.
The Morningstar Utilities Category Average is representative of funds that seek capital appreciation by investing primarily in equity securities of U.S. or non-U.S. public utilities including electric, gas, and telephone-service providers. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Feb. 17, 2012
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Performance Table Market Index Changed [Text Block]	In accordance with new regulatory requirements, the Portfolio has selected the Russell 3000® Index, which represents a broad measure of market performance, as a replacement for the MSCI USA IMI Utilities 25/50 Index (Gross). The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 96% of the investable U.S. equity market.
Net Assets	$ 876,355,755
Holdings Count | Holding	32
Investment Company Portfolio Turnover	35.00%
Additional Fund Statistics [Text Block]	Key Portfolio Statistics
Portfolio's net assets	$876,355,755%
Total number of portfolio holdings	32%
Portfolio turnover rate	35%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Portfolio; percentages indicated are based on the Portfolio's net assets.
Top Ten Holdings and/or Issuers*
NextEra Energy, Inc.	15.6%
Constellation Energy Corp.	8.1%
Sempra	8.0%
PG&E Corp.	6.3%
Edison International	5.6%
Public Service Enterprise Group, Inc.	5.0%
Vistra Corp.	4.9%
American Electric Power Co., Inc.	4.9%
Entergy Corp.	4.7%
Eversource Energy	4.3%
* Excluding short-term investments
Top Industries
Electric Utilities	68.9%
Multi–Utilities	17.0%
Independent Power and Renewable Electricity Producers	10.3%
Gas Utilities	2.6%
Oil, Gas & Consumable Fuels	0.8%
Electrical Equipment	0.1%
Short–Term Investments	1.0%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
NextEra Energy, Inc.	15.6%
Constellation Energy Corp.	8.1%
Sempra	8.0%
PG&E Corp.	6.3%
Edison International	5.6%
Public Service Enterprise Group, Inc.	5.0%
Vistra Corp.	4.9%
American Electric Power Co., Inc.	4.9%
Entergy Corp.	4.7%
Eversource Energy	4.3%
* Excluding short-term investments

C000104633 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI VP PIMCO Real Return Portfolio (formerly known as MainStay VP PIMCO Real Return Portfolio)
Class Name	Initial Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about NYLI VP PIMCO Real Return Portfolio (the "Portfolio") for the period January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at dfinview.com/NYLIM?site=VP. You can also request this information by contacting us at 800-624-6782.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM?site=VP
Expenses [Text Block]
What were the Portfolio costs for the last six months?[1]
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[2,3]
Initial Class	$36	0.72%
1.
Does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher.

2.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
3.	Annualized.

Expenses Paid, Amount	$ 36	[131]
Expense Ratio, Percent	0.72%	[131],[132],[133]
Performance Past Does Not Indicate Future [Text]	Keep in mind that the Portfolio’s past performance is not a good predictor of how the Portfolio will perform in the future.
Line Graph [Table Text Block]
Portfolio Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Portfolio. It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate broad-based securities market index and other additional indexes, if applicable, for the same period.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Period-Ended June 30, 2024	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Initial Class Shares	2/17/2012	1.07%	3.30%	2.24%	1.74%
Bloomberg U.S. Aggregate Bond Index[2]		(0.71)%	2.63%	(0.23)%	1.35%
Bloomberg U.S. TIPS Index[3]		0.70%	2.71%	2.07%	1.91%
Morningstar Inflation-Protected Bond Category Average[4]		0.83%	3.09%	1.51%	1.44%
1.	Not annualized.
2.
In accordance with new regulatory requirements, the Portfolio has selected the Bloomberg U.S. Aggregate Bond Index, which represents a broad measure of market performance, as a replacement for the Bloomberg U.S. TIPS Index. The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures performance of the investment grade, U.S. dollar denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities.

3.
The Bloomberg U.S. TIPS Index, which is generally representative of the market sectors or types of investments in which the Portfolio invests, includes all publicly issued, U.S. Treasury inflation-protected securities that have at least one year remaining to maturity and are rated investment grade.

4.
The Morningstar Inflation-Protected Bond Category Average is representative of funds that invest primarily in debt securities that adjust their principal values in line with the rate of inflation. These bonds can be issued by any organization, but the U.S. Treasury is currently the largest issuer for these types of securities. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Feb. 17, 2012
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Performance Table Market Index Changed [Text Block]	In accordance with new regulatory requirements, the Portfolio has selected the Bloomberg U.S. Aggregate Bond Index, which represents a broad measure of market performance, as a replacement for the Bloomberg U.S. TIPS Index. The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures performance of the investment grade, U.S. dollar denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities.
Net Assets	$ 419,233,504
Holdings Count | Holding	340
Investment Company Portfolio Turnover	73.00%
Additional Fund Statistics [Text Block]	Key Portfolio Statistics
Portfolio's net assets	$419,233,504%
Total number of portfolio holdings	340%
Portfolio turnover rate	73%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Portfolio; percentages indicated are based on the Portfolio's net assets.
Top Ten Holdings and/or Issuers*
U.S. Treasury Inflation Linked Notes, 0.125%-2.375%, due 7/15/25-7/15/33	54.5%
U.S. Treasury Inflation Linked Bonds, 0.125%-3.375%, due 1/15/25-2/15/54	25.9%
UMBS, Single Family, 30 Year, 4.00%-6.00%, due 7/25/54	9.4%
Italy Buoni Poliennali Del Tesoro, 0.40%-1.80%, due 5/26/25-5/15/36	3.4%
GNMA II, Single Family, 30 Year, 3.50%, due 7/15/54	3.0%
Japan Government CPI Linked Bond, 0.10%, due 3/10/28-3/10/29	1.8%
France Government Bond, 0.10%-0.25%, due 7/25/24-7/25/31	1.5%
GNMA, 6.233%-6.522%, due 4/20/67-7/20/73	1.4%
VMC Finance LLC, 7.233%, due 2/18/39	0.5%
Arbor Realty Commercial Real Estate Notes Ltd., 6.783%-6.793%, due 11/15/36-1/15/37	0.5%
* Excluding short-term investments
Portfolio Composition
U.S. Government & Federal Agencies	93.3%
Short-Term Investments	48.4%
Asset-Backed Securities	9.6%
Foreign Government Bonds	7.1%
Mortgage-Backed Securities	2.6%
Corporate Bonds	0.4%
Other Assets, Less Liabilities	-61.4%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
U.S. Treasury Inflation Linked Notes, 0.125%-2.375%, due 7/15/25-7/15/33	54.5%
U.S. Treasury Inflation Linked Bonds, 0.125%-3.375%, due 1/15/25-2/15/54	25.9%
UMBS, Single Family, 30 Year, 4.00%-6.00%, due 7/25/54	9.4%
Italy Buoni Poliennali Del Tesoro, 0.40%-1.80%, due 5/26/25-5/15/36	3.4%
GNMA II, Single Family, 30 Year, 3.50%, due 7/15/54	3.0%
Japan Government CPI Linked Bond, 0.10%, due 3/10/28-3/10/29	1.8%
France Government Bond, 0.10%-0.25%, due 7/25/24-7/25/31	1.5%
GNMA, 6.233%-6.522%, due 4/20/67-7/20/73	1.4%
VMC Finance LLC, 7.233%, due 2/18/39	0.5%
Arbor Realty Commercial Real Estate Notes Ltd., 6.783%-6.793%, due 11/15/36-1/15/37	0.5%
* Excluding short-term investments

C000104634 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI VP PIMCO Real Return Portfolio (formerly known as MainStay VP PIMCO Real Return Portfolio)
Class Name	Service Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about NYLI VP PIMCO Real Return Portfolio (the "Portfolio") for the period January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at dfinview.com/NYLIM?site=VP. You can also request this information by contacting us at 800-624-6782.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM?site=VP
Expenses [Text Block]
What were the Portfolio costs for the last six months?[1]
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[2,3]
Service Class	$49	0.97%
1.
Does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher.

2.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
3.	Annualized.

Expenses Paid, Amount	$ 49	[134]
Expense Ratio, Percent	0.97%	[134],[135],[136]
Performance Past Does Not Indicate Future [Text]	Keep in mind that the Portfolio’s past performance is not a good predictor of how the Portfolio will perform in the future.
Line Graph [Table Text Block]
Portfolio Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Portfolio. It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate broad-based securities market index and other additional indexes, if applicable, for the same period.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Period-Ended June 30, 2024	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Service Class Shares	2/17/2012	0.94%	3.04%	1.98%	1.48%
Bloomberg U.S. Aggregate Bond Index[2]		(0.71)%	2.63%	(0.23)%	1.35%
Bloomberg U.S. TIPS Index[3]		0.70%	2.71%	2.07%	1.91%
Morningstar Inflation-Protected Bond Category Average[4]		0.83%	3.09%	1.51%	1.44%
1.	Not annualized.
2.
In accordance with new regulatory requirements, the Portfolio has selected the Bloomberg U.S. Aggregate Bond Index, which represents a broad measure of market performance, as a replacement for the Bloomberg U.S. TIPS Index. The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures performance of the investment grade, U.S. dollar denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities.

3.
The Bloomberg U.S. TIPS Index, which is generally representative of the market sectors or types of investments in which the Portfolio invests, includes all publicly issued, U.S. Treasury inflation-protected securities that have at least one year remaining to maturity and are rated investment grade.

4.
The Morningstar Inflation-Protected Bond Category Average is representative of funds that invest primarily in debt securities that adjust their principal values in line with the rate of inflation. These bonds can be issued by any organization, but the U.S. Treasury is currently the largest issuer for these types of securities. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Feb. 17, 2012
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Performance Table Market Index Changed [Text Block]	In accordance with new regulatory requirements, the Portfolio has selected the Bloomberg U.S. Aggregate Bond Index, which represents a broad measure of market performance, as a replacement for the Bloomberg U.S. TIPS Index. The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures performance of the investment grade, U.S. dollar denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities.
Net Assets	$ 419,233,504
Holdings Count | Holding	340
Investment Company Portfolio Turnover	73.00%
Additional Fund Statistics [Text Block]	Key Portfolio Statistics
Portfolio's net assets	$419,233,504%
Total number of portfolio holdings	340%
Portfolio turnover rate	73%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Portfolio; percentages indicated are based on the Portfolio's net assets.
Top Ten Holdings and/or Issuers*
U.S. Treasury Inflation Linked Notes, 0.125%-2.375%, due 7/15/25-7/15/33	54.5%
U.S. Treasury Inflation Linked Bonds, 0.125%-3.375%, due 1/15/25-2/15/54	25.9%
UMBS, Single Family, 30 Year, 4.00%-6.00%, due 7/25/54	9.4%
Italy Buoni Poliennali Del Tesoro, 0.40%-1.80%, due 5/26/25-5/15/36	3.4%
GNMA II, Single Family, 30 Year, 3.50%, due 7/15/54	3.0%
Japan Government CPI Linked Bond, 0.10%, due 3/10/28-3/10/29	1.8%
France Government Bond, 0.10%-0.25%, due 7/25/24-7/25/31	1.5%
GNMA, 6.233%-6.522%, due 4/20/67-7/20/73	1.4%
VMC Finance LLC, 7.233%, due 2/18/39	0.5%
Arbor Realty Commercial Real Estate Notes Ltd., 6.783%-6.793%, due 11/15/36-1/15/37	0.5%
* Excluding short-term investments
Portfolio Composition
U.S. Government & Federal Agencies	93.3%
Short-Term Investments	48.4%
Asset-Backed Securities	9.6%
Foreign Government Bonds	7.1%
Mortgage-Backed Securities	2.6%
Corporate Bonds	0.4%
Other Assets, Less Liabilities	-61.4%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
U.S. Treasury Inflation Linked Notes, 0.125%-2.375%, due 7/15/25-7/15/33	54.5%
U.S. Treasury Inflation Linked Bonds, 0.125%-3.375%, due 1/15/25-2/15/54	25.9%
UMBS, Single Family, 30 Year, 4.00%-6.00%, due 7/25/54	9.4%
Italy Buoni Poliennali Del Tesoro, 0.40%-1.80%, due 5/26/25-5/15/36	3.4%
GNMA II, Single Family, 30 Year, 3.50%, due 7/15/54	3.0%
Japan Government CPI Linked Bond, 0.10%, due 3/10/28-3/10/29	1.8%
France Government Bond, 0.10%-0.25%, due 7/25/24-7/25/31	1.5%
GNMA, 6.233%-6.522%, due 4/20/67-7/20/73	1.4%
VMC Finance LLC, 7.233%, due 2/18/39	0.5%
Arbor Realty Commercial Real Estate Notes Ltd., 6.783%-6.793%, due 11/15/36-1/15/37	0.5%
* Excluding short-term investments

C000182232 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI VP Indexed Bond Portfolio (formerly known as MainStay VP Indexed Bond Portfolio)
Class Name	Initial Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about NYLI VP Indexed Bond Portfolio (the "Portfolio") for the period January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at dfinview.com/NYLIM?site=VP. You can also request this information by contacting us at 800-624-6782.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM?site=VP
Expenses [Text Block]
What were the Portfolio costs for the last six months?[1]
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[2]
Initial Class	$16	0.32%
1.
Does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher.

2.	Annualized.

Expenses Paid, Amount	$ 16	[137]
Expense Ratio, Percent	0.32%	[137],[138]
Performance Past Does Not Indicate Future [Text]	Keep in mind that the Portfolio’s past performance is not a good predictor of how the Portfolio will perform in the future.
Line Graph [Table Text Block]
Portfolio Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Portfolio. It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate broad-based securities market index and other additional indexes, if applicable, for the same period.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Period-Ended June 30, 2024	Inception Date	Six Months[1]	One Year	Five Years	Since inception
Initial Class Shares	5/1/2017	(0.87)%	2.09%	(0.55)%	0.53%
Bloomberg U.S. Aggregate Bond Index[2]		(0.71)%	2.63%	(0.23)%	0.94%
Morningstar Intermediate Core Bond Category Average[3]		(0.28)%	3.05%	(0.15)%	0.81%
1.	Not annualized.
2.
The Portfolio has selected the Bloomberg U.S. Aggregate Bond Index, which represents a broad measure of market performance, and is generally representative of the market sectors or types of investments in which the Portfolio invests. The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the performance of the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities.

3.
The Morningstar Intermediate Core Bond Category Average is representative of funds that invest primarily in investment-grade U.S. fixed-income issues including government, corporate, and securitized debt, and hold less than 5% in below-investment-grade exposures. Their durations (a measure of interest-rate sensitivity) typically range between 75% and 125% of the three-year average of the effective duration of the Morningstar Core Bond Index. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	May 01, 2017
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Net Assets	$ 241,742,554
Holdings Count | Holding	641
Investment Company Portfolio Turnover	26.00%
Additional Fund Statistics [Text Block]	Key Portfolio Statistics
Portfolio's net assets	$241,742,554%
Total number of portfolio holdings	641%
Portfolio turnover rate	26%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Portfolio; percentages indicated are based on the Portfolio's net assets.
Top Ten Holdings and/or Issuers*
U.S. Treasury Notes, 0.25%-5.00%, due 7/15/24-5/15/34	35.8%
UMBS, 30 Year, 2.00%-5.50%, due 6/1/36-2/1/53	11.8%
GNMA II, Single Family, 30 Year, 2.00%-5.00%, due 11/20/42-9/20/51	5.2%
U.S. Treasury Bonds, 2.75%-4.625%, due 2/15/47-5/15/54	4.1%
iShares iBoxx $ Investment Grade Corporate Bond ETF	2.4%
UMBS, 15 Year, 1.50%-4.00%, due 5/1/26-9/1/36	2.3%
UMBS Pool, 30 Year, 2.00%-4.50%, due 1/1/49-7/1/52	2.2%
FHLMC Gold Pools, 30 Year, 3.00%-5.50%, due 7/1/38-1/1/49	1.7%
Bank of America Corp., 2.972%-5.08%, due 1/20/27-7/21/52	1.5%
Mexico Government Bond, 4.125%-4.875%, due 1/21/26-5/19/33	1.2%
* Excluding short-term investments
Portfolio Composition
U.S. Government & Federal Agencies	66.4%
Corporate Bonds	23.7%
Foreign Government Bonds	3.1%
Exchange-Traded Fund	2.4%
Mortgage-Backed Securities	1.6%
Other Assets, Less Liabilities	2.8%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
U.S. Treasury Notes, 0.25%-5.00%, due 7/15/24-5/15/34	35.8%
UMBS, 30 Year, 2.00%-5.50%, due 6/1/36-2/1/53	11.8%
GNMA II, Single Family, 30 Year, 2.00%-5.00%, due 11/20/42-9/20/51	5.2%
U.S. Treasury Bonds, 2.75%-4.625%, due 2/15/47-5/15/54	4.1%
iShares iBoxx $ Investment Grade Corporate Bond ETF	2.4%
UMBS, 15 Year, 1.50%-4.00%, due 5/1/26-9/1/36	2.3%
UMBS Pool, 30 Year, 2.00%-4.50%, due 1/1/49-7/1/52	2.2%
FHLMC Gold Pools, 30 Year, 3.00%-5.50%, due 7/1/38-1/1/49	1.7%
Bank of America Corp., 2.972%-5.08%, due 1/20/27-7/21/52	1.5%
Mexico Government Bond, 4.125%-4.875%, due 1/21/26-5/19/33	1.2%
* Excluding short-term investments

C000154685 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI VP CBRE Global Infrastructure Portfolio (formerly known as MainStay VP CBRE Global Infrastructure Portfolio)
Class Name	Initial Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about NYLI VP CBRE Global Infrastructure Portfolio (the "Portfolio") for the period January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at dfinview.com/NYLIM?site=VP. You can also request this information by contacting us at 800-624-6782.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM?site=VP
Expenses [Text Block]
What were the Portfolio costs for the last six months?[1]
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[2,3]
Initial Class	$47	0.95%
1.
Does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher.

2.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
3.	Annualized.

Expenses Paid, Amount	$ 47	[139]
Expense Ratio, Percent	0.95%	[139],[140],[141]
Performance Past Does Not Indicate Future [Text]	Keep in mind that the Portfolio’s past performance is not a good predictor of how the Portfolio will perform in the future.
Line Graph [Table Text Block]
Portfolio Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Portfolio. It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate broad-based securities market index and other additional indexes, if applicable, for the same period.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Period-Ended June 30, 2024	Inception Date	Six Months[1]	One Year	Five Years	Since inception
Initial Class Shares	5/1/2015	(0.51)%	1.70%	(1.97)%	(2.52)%
MSCI World Index (Net)[2]		11.75%	20.19%	11.78%	9.62%
FTSE Global Core Infrastructure 50/50 Index (Net)[3]		2.29%	4.34%	3.07%	4.99%
Morningstar Infrastructure Category Average[4]		0.40%	2.51%	4.76%	3.90%
1.	Not annualized.
2.
In accordance with new regulatory requirements, the Portfolio has selected the MSCI World Index (Net), which represents a broad measure of market performance, as a replacement for the FTSE Global Core Infrastructure 50/50 Index (Net). The MSCI World Index (Net) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets.

3.
The FTSE Global Core Infrastructure 50/50 Index (Net), which is generally representative of the market sectors or types of investments in which the Portfolio invests, is a market-capitalization-weighted index of worldwide infrastructure and infrastructure-related securities. Constituent weights are adjusted semi-annually according to three broad industry sectors: 50% utilities, 30% transportation, and a 20% mix of other sectors.

4.
The Morningstar Infrastructure Category Average is representative of funds that invest more than 60% of their assets in stocks of companies engaged in infrastructure activities. Industries considered to be part of the infrastructure sector include: oil & gas midstream; waste management; airports; integrated shipping; railroads; shipping & ports; trucking; engineering & construction; infrastructure operations; and the utilities sector. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	May 01, 2015
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Performance Table Market Index Changed [Text Block]	In accordance with new regulatory requirements, the Portfolio has selected the MSCI World Index (Net), which represents a broad measure of market performance, as a replacement for the FTSE Global Core Infrastructure 50/50 Index (Net). The MSCI World Index (Net) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets.
Net Assets	$ 32,012,034
Holdings Count | Holding	52
Investment Company Portfolio Turnover	43.00%
Additional Fund Statistics [Text Block]	Key Portfolio Statistics
Portfolio's net assets	$32,012,034%
Total number of portfolio holdings	52%
Portfolio turnover rate	43%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Portfolio; percentages indicated are based on the Portfolio's net assets.
Top Ten Holdings and/or Issuers*
Targa Resources Corp.	4.6%
WEC Energy Group, Inc.	4.4%
CSX Corp.	4.0%
Atmos Energy Corp.	3.9%
Canadian National Railway Co.	3.9%
American Tower Corp.	3.6%
NextEra Energy, Inc.	3.6%
Pembina Pipeline Corp.	3.5%
Aena SME SA	3.4%
Sempra	3.4%
* Excluding short-term investments
Top Countries
United States	60.7%
Canada	9.1%
Spain	8.6%
Japan	5.4%
France	5.2%
United Kingdom	2.9%
Italy	2.1%
Mexico	1.9%
China	1.7%
Switzerland	1.5%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
Targa Resources Corp.	4.6%
WEC Energy Group, Inc.	4.4%
CSX Corp.	4.0%
Atmos Energy Corp.	3.9%
Canadian National Railway Co.	3.9%
American Tower Corp.	3.6%
NextEra Energy, Inc.	3.6%
Pembina Pipeline Corp.	3.5%
Aena SME SA	3.4%
Sempra	3.4%
* Excluding short-term investments

C000154686 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI VP CBRE Global Infrastructure Portfolio (formerly known as MainStay VP CBRE Global Infrastructure Portfolio)
Class Name	Service Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about NYLI VP CBRE Global Infrastructure Portfolio (the "Portfolio") for the period January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at dfinview.com/NYLIM?site=VP. You can also request this information by contacting us at 800-624-6782.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM?site=VP
Expenses [Text Block]
What were the Portfolio costs for the last six months?[1]
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[2,3]
Service Class	$60	1.20%
1.
Does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher.

2.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
3.	Annualized.

Expenses Paid, Amount	$ 60	[142]
Expense Ratio, Percent	1.20%	[142],[143],[144]
Performance Past Does Not Indicate Future [Text]	Keep in mind that the Portfolio’s past performance is not a good predictor of how the Portfolio will perform in the future.
Line Graph [Table Text Block]
Portfolio Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Portfolio. It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate broad-based securities market index and other additional indexes, if applicable, for the same period.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Period-Ended June 30, 2024	Inception Date	Six Months[1]	One Year	Five Years	Since inception
Service Class Shares	5/1/2015	(0.63)%	1.44%	(2.21)%	(2.76)%
MSCI World Index (Net)[2]		11.75%	20.19%	11.78%	9.62%
FTSE Global Core Infrastructure 50/50 Index (Net)[3]		2.29%	4.34%	3.07%	4.99%
Morningstar Infrastructure Category Average[4]		0.40%	2.51%	4.76%	3.90%
1.	Not annualized.
2.
In accordance with new regulatory requirements, the Portfolio has selected the MSCI World Index (Net), which represents a broad measure of market performance, as a replacement for the FTSE Global Core Infrastructure 50/50 Index (Net). The MSCI World Index (Net) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets.

3.
The FTSE Global Core Infrastructure 50/50 Index (Net), which is generally representative of the market sectors or types of investments in which the Portfolio invests, is a market-capitalization-weighted index of worldwide infrastructure and infrastructure-related securities. Constituent weights are adjusted semi-annually according to three broad industry sectors: 50% utilities, 30% transportation, and a 20% mix of other sectors.

4.
The Morningstar Infrastructure Category Average is representative of funds that invest more than 60% of their assets in stocks of companies engaged in infrastructure activities. Industries considered to be part of the infrastructure sector include: oil & gas midstream; waste management; airports; integrated shipping; railroads; shipping & ports; trucking; engineering & construction; infrastructure operations; and the utilities sector. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	May 01, 2015
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Performance Table Market Index Changed [Text Block]	In accordance with new regulatory requirements, the Portfolio has selected the MSCI World Index (Net), which represents a broad measure of market performance, as a replacement for the FTSE Global Core Infrastructure 50/50 Index (Net). The MSCI World Index (Net) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets.
Net Assets	$ 32,012,034
Holdings Count | Holding	52
Investment Company Portfolio Turnover	43.00%
Additional Fund Statistics [Text Block]	Key Portfolio Statistics
Portfolio's net assets	$32,012,034%
Total number of portfolio holdings	52%
Portfolio turnover rate	43%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Portfolio; percentages indicated are based on the Portfolio's net assets.
Top Ten Holdings and/or Issuers*
Targa Resources Corp.	4.6%
WEC Energy Group, Inc.	4.4%
CSX Corp.	4.0%
Atmos Energy Corp.	3.9%
Canadian National Railway Co.	3.9%
American Tower Corp.	3.6%
NextEra Energy, Inc.	3.6%
Pembina Pipeline Corp.	3.5%
Aena SME SA	3.4%
Sempra	3.4%
* Excluding short-term investments
Top Countries
United States	60.7%
Canada	9.1%
Spain	8.6%
Japan	5.4%
France	5.2%
United Kingdom	2.9%
Italy	2.1%
Mexico	1.9%
China	1.7%
Switzerland	1.5%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
Targa Resources Corp.	4.6%
WEC Energy Group, Inc.	4.4%
CSX Corp.	4.0%
Atmos Energy Corp.	3.9%
Canadian National Railway Co.	3.9%
American Tower Corp.	3.6%
NextEra Energy, Inc.	3.6%
Pembina Pipeline Corp.	3.5%
Aena SME SA	3.4%
Sempra	3.4%
* Excluding short-term investments

C000204554 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI VP Hedge Multi-Strategy Portfolio (formerly known as MainStay VP Hedge Multi‐Strategy Portfolio)
Class Name	Initial Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about NYLI VP Hedge Multi-Strategy Portfolio (the "Portfolio") for the period January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at dfinview.com/NYLIM?site=VP. You can also request this information by contacting us at 800-624-6782.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM?site=VP
Expenses [Text Block]
What were the Portfolio costs for the last six months?[1]
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[2,3]
Initial Class	$35	0.70%
1.
Does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher.

2.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
3.	Annualized.

Expenses Paid, Amount	$ 35	[145]
Expense Ratio, Percent	0.70%	[145],[146],[147]
Performance Past Does Not Indicate Future [Text]	Keep in mind that the Portfolio’s past performance is not a good predictor of how the Portfolio will perform in the future.
Line Graph [Table Text Block]
Portfolio Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Portfolio. It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate broad-based securities market index and other additional indexes, if applicable, for the same period. The Portfolio commenced operations on September 10, 2018. Effective November 30, 2018, the Portfolio entered into a reorganization with MainStay VP Absolute Return Multi-Strategy Portfolio (the "Reorganization"). As part of the Reorganization, the Portfolio assumed the performance history of MainStay VP Absolute Return Multi-Strategy Portfolio. Therefore, performance information for periods prior to November 30, 2018, reflects the performance of MainStay VP Absolute Return Multi-Strategy Portfolio.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Period-Ended June 30, 2024	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Initial Class Shares	5/1/2013	2.91%	8.09%	2.33%	(0.82)%
Russell 3000® Index[2]		13.56%	23.13%	14.14%	12.15%
S&P Balanced Equity and Bond Conservative Index[3]		2.55%	6.08%	2.78%	4.01%
Barclay Hedge Fund Index[4]		5.60%	10.66%	6.02%	4.69%
Barclay Fund of Funds Index[5]		5.08%	8.78%	3.97%	2.61%
IQ Hedge Multi-Strategy Index[6]		3.35%	8.64%	3.03%	2.55%
Morningstar Multistrategy Category Average[7]		4.59%	8.14%	3.87%	2.22%
1.	Not annualized.
2.
In accordance with new regulatory requirements, the Portfolio has selected the Russell 3000® Index, which represents a broad measure of market performance, as a replacement for the S&P Balanced Equity and Bond Conservative Index. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 96% of the investable U.S. equity market.

3.
The S&P Balanced Equity and Bond Conservative Index, which is generally representative of the market sectors or types of investments in which the Portfolio invests, consists of a position in S&P 500 Total Return Index (25%) and a position in the S&P U.S. Treasury Bond 7-10 Year Index (75%).

4.
The Barclay Hedge Fund Index, which is generally representative of the market sectors or types of investments in which the Portfolio invests, is a measure of the average return of all hedge funds (excepting Funds of Funds) in the Barclay database. The index is simply the arithmetic average of the net returns of all the funds that have reported that month.

5.
The Barclay Fund of Funds Index, which is generally representative of the market sectors or types of investments in which the Portfolio invests, is a measure of the average return of all reporting funds in the Barclay database.

6.
The IQ Hedge Multi-Strategy Index, which is generally representative of the market sectors or types of investments in which the Portfolio invests, seeks to replicate the risk-adjusted return characteristics of the collective hedge funds using various hedge fund investment styles, including long/short equity, global macro, market neutral, event-driven, fixed income arbitrage and emerging markets.

7.
The Morningstar Multistrategy Category Average is representative of funds that have a majority of their assets exposed to alternative strategies. Funds in this category include both funds with static allocations to alternative strategies and funds tactically allocating among alternative strategies and asset classes. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	May 01, 2013
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Performance Table Market Index Changed [Text Block]	In accordance with new regulatory requirements, the Portfolio has selected the Russell 3000® Index, which represents a broad measure of market performance, as a replacement for the S&P Balanced Equity and Bond Conservative Index. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 96% of the investable U.S. equity market.
Net Assets	$ 249,428,238
Holdings Count | Holding	196
Investment Company Portfolio Turnover	62.00%
Additional Fund Statistics [Text Block]	Key Portfolio Statistics
Portfolio's net assets	$249,428,238%
Total number of portfolio holdings	196%
Portfolio turnover rate	62%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Portfolio; percentages indicated are based on the Portfolio's net assets.
Top Ten Holdings and/or Issuers*
iShares Floating Rate Bond ETF	15.6%
SPDR Bloomberg Convertible Securities ETF	6.4%
Invesco DB US Dollar Index Bullish Fund	5.6%
SPDR Bloomberg Investment Grade Floating Rate ETF	4.9%
Vanguard Short-Term Treasury ETF	4.6%
Vanguard Short-Term Inflation-Protected Securities ETF	4.6%
NYLI Merger Arbitrage ETF	4.0%
iShares National Muni Bond ETF	3.6%
iShares 0-5 Year TIPS Bond ETF	3.2%
iShares Convertible Bond ETF	3.2%
* Excluding short-term investments
Portfolio Composition
Floating Rate—Investment Grade Funds	20.5%
Unaffiliated Investment Companies	11.0%
Convertible Bond Funds	9.6%
Treasury Inflation Protected Security Funds	7.8%
Municipal Bond Funds	6.7%
Emerging Equity Funds	6.4%
U.S. Dollar Fund	5.6%
Bank Loan Funds	5.3%
International Equity Core Funds	5.0%
Short Duration Fund	4.6%
Other Assets, Less Liabilities	17.5%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
iShares Floating Rate Bond ETF	15.6%
SPDR Bloomberg Convertible Securities ETF	6.4%
Invesco DB US Dollar Index Bullish Fund	5.6%
SPDR Bloomberg Investment Grade Floating Rate ETF	4.9%
Vanguard Short-Term Treasury ETF	4.6%
Vanguard Short-Term Inflation-Protected Securities ETF	4.6%
NYLI Merger Arbitrage ETF	4.0%
iShares National Muni Bond ETF	3.6%
iShares 0-5 Year TIPS Bond ETF	3.2%
iShares Convertible Bond ETF	3.2%
* Excluding short-term investments

C000204555 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI VP Hedge Multi-Strategy Portfolio (formerly known as MainStay VP Hedge Multi‐Strategy Portfolio)
Class Name	Service Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about NYLI VP Hedge Multi-Strategy Portfolio (the "Portfolio") for the period January 1, 2024 to June 30, 2024
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at dfinview.com/NYLIM?site=VP. You can also request this information by contacting us at 800-624-6782.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM?site=VP
Expenses [Text Block]
What were the Portfolio costs for the last six months?[1]
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[2,3]
Service Class	$48	0.95%
1.
Does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher.

2.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
3.	Annualized.

Expenses Paid, Amount	$ 48	[148]
Expense Ratio, Percent	0.95%	[148],[149],[150]
Performance Past Does Not Indicate Future [Text]	Keep in mind that the Portfolio’s past performance is not a good predictor of how the Portfolio will perform in the future.
Line Graph [Table Text Block]
Portfolio Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Portfolio. It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate broad-based securities market index and other additional indexes, if applicable, for the same period. The Portfolio commenced operations on September 10, 2018. Effective November 30, 2018, the Portfolio entered into a reorganization with MainStay VP Absolute Return Multi-Strategy Portfolio (the "Reorganization"). As part of the Reorganization, the Portfolio assumed the performance history of MainStay VP Absolute Return Multi-Strategy Portfolio. Therefore, performance information for periods prior to November 30, 2018, reflects the performance of MainStay VP Absolute Return Multi-Strategy Portfolio.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Period-Ended June 30, 2024	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Service Class Shares	5/1/2013	2.78%	7.81%	2.07%	(1.04)%
Russell 3000® Index[2]		13.56%	23.13%	14.14%	12.15%
S&P Balanced Equity and Bond Conservative Index[3]		2.55%	6.08%	2.78%	4.01%
Barclay Hedge Fund Index[4]		5.60%	10.66%	6.02%	4.69%
Barclay Fund of Funds Index[5]		5.08%	8.78%	3.97%	2.61%
IQ Hedge Multi-Strategy Index[6]		3.35%	8.64%	3.03%	2.55%
Morningstar Multistrategy Category Average[7]		4.59%	8.14%	3.87%	2.22%
1.	Not annualized.
2.
In accordance with new regulatory requirements, the Portfolio has selected the Russell 3000® Index, which represents a broad measure of market performance, as a replacement for the S&P Balanced Equity and Bond Conservative Index. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 96% of the investable U.S. equity market.

3.
The S&P Balanced Equity and Bond Conservative Index, which is generally representative of the market sectors or types of investments in which the Portfolio invests, consists of a position in S&P 500 Total Return Index (25%) and a position in the S&P U.S. Treasury Bond 7-10 Year Index (75%).

4.
The Barclay Hedge Fund Index, which is generally representative of the market sectors or types of investments in which the Portfolio invests, is a measure of the average return of all hedge funds (excepting Funds of Funds) in the Barclay database. The index is simply the arithmetic average of the net returns of all the funds that have reported that month.

5.
The Barclay Fund of Funds Index, which is generally representative of the market sectors or types of investments in which the Portfolio invests, is a measure of the average return of all reporting funds in the Barclay database.

6.
The IQ Hedge Multi-Strategy Index, which is generally representative of the market sectors or types of investments in which the Portfolio invests, seeks to replicate the risk-adjusted return characteristics of the collective hedge funds using various hedge fund investment styles, including long/short equity, global macro, market neutral, event-driven, fixed income arbitrage and emerging markets.

7.
The Morningstar Multistrategy Category Average is representative of funds that have a majority of their assets exposed to alternative strategies. Funds in this category include both funds with static allocations to alternative strategies and funds tactically allocating among alternative strategies and asset classes. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	May 01, 2013
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Performance Table Market Index Changed [Text Block]	In accordance with new regulatory requirements, the Portfolio has selected the Russell 3000® Index, which represents a broad measure of market performance, as a replacement for the S&P Balanced Equity and Bond Conservative Index. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 96% of the investable U.S. equity market.
Net Assets	$ 249,428,238
Holdings Count | Holding	196
Investment Company Portfolio Turnover	62.00%
Additional Fund Statistics [Text Block]	Key Portfolio Statistics
Portfolio's net assets	$249,428,238%
Total number of portfolio holdings	196%
Portfolio turnover rate	62%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Portfolio; percentages indicated are based on the Portfolio's net assets.
Top Ten Holdings and/or Issuers*
iShares Floating Rate Bond ETF	15.6%
SPDR Bloomberg Convertible Securities ETF	6.4%
Invesco DB US Dollar Index Bullish Fund	5.6%
SPDR Bloomberg Investment Grade Floating Rate ETF	4.9%
Vanguard Short-Term Treasury ETF	4.6%
Vanguard Short-Term Inflation-Protected Securities ETF	4.6%
NYLI Merger Arbitrage ETF	4.0%
iShares National Muni Bond ETF	3.6%
iShares 0-5 Year TIPS Bond ETF	3.2%
iShares Convertible Bond ETF	3.2%
* Excluding short-term investments
Portfolio Composition
Floating Rate—Investment Grade Funds	20.5%
Unaffiliated Investment Companies	11.0%
Convertible Bond Funds	9.6%
Treasury Inflation Protected Security Funds	7.8%
Municipal Bond Funds	6.7%
Emerging Equity Funds	6.4%
U.S. Dollar Fund	5.6%
Bank Loan Funds	5.3%
International Equity Core Funds	5.0%
Short Duration Fund	4.6%
Other Assets, Less Liabilities	17.5%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
iShares Floating Rate Bond ETF	15.6%
SPDR Bloomberg Convertible Securities ETF	6.4%
Invesco DB US Dollar Index Bullish Fund	5.6%
SPDR Bloomberg Investment Grade Floating Rate ETF	4.9%
Vanguard Short-Term Treasury ETF	4.6%
Vanguard Short-Term Inflation-Protected Securities ETF	4.6%
NYLI Merger Arbitrage ETF	4.0%
iShares National Muni Bond ETF	3.6%
iShares 0-5 Year TIPS Bond ETF	3.2%
iShares Convertible Bond ETF	3.2%
* Excluding short-term investments

[1]	Does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher.
[2]	Annualized.
[3]	Excludes the fees and expenses of the acquired (underlying) funds in which the Portfolio invested.
[4]	Does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher.
[5]	Annualized.
[6]	Excludes the fees and expenses of the acquired (underlying) funds in which the Portfolio invested.
[7]	Does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher.
[8]	Annualized.
[9]	Does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher.
[10]	Annualized.
[11]	Does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher.
[12]	Annualized.
[13]	Does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher.
[14]	Annualized.
[15]	Does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher.
[16]	Annualized.
[17]	Does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher.
[18]	Annualized.
[19]	Does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher.
[20]	Annualized.
[21]	Excludes the fees and expenses of the acquired (underlying) funds in which the Portfolio invested.
[22]	Does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher.
[23]	Annualized.
[24]	Excludes the fees and expenses of the acquired (underlying) funds in which the Portfolio invested.
[25]	Does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher.
[26]	Annualized.
[27]	Does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher.
[28]	Annualized.
[29]	Does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher.
[30]	Annualized.
[31]	Does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher.
[32]	Annualized.
[33]	Does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher.
[34]	Annualized.
[35]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[36]	Does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher.
[37]	Annualized.
[38]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[39]	Does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher.
[40]	Annualized.
[41]	Does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher.
[42]	Annualized.
[43]	Does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher.
[44]	Annualized.
[45]	Does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher.
[46]	Annualized.
[47]	Does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher.
[48]	Annualized.
[49]	Excludes the fees and expenses of the acquired (underlying) funds in which the Portfolio invested.
[50]	Does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher.
[51]	Annualized.
[52]	Excludes the fees and expenses of the acquired (underlying) funds in which the Portfolio invested.
[53]	Does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher.
[54]	Annualized.
[55]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[56]	Does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher.
[57]	Annualized.
[58]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[59]	Does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher.
[60]	Annualized.
[61]	Does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher.
[62]	Annualized.
[63]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[64]	Does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher.
[65]	Annualized.
[66]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[67]	Does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher.
[68]	Annualized.
[69]	Excludes the fees and expenses of the acquired (underlying) funds in which the Portfolio invested.
[70]	Does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher.
[71]	Annualized.
[72]	Excludes the fees and expenses of the acquired (underlying) funds in which the Portfolio invested.
[73]	Does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher.
[74]	Annualized.
[75]	Does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher.
[76]	Annualized.
[77]	Does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher.
[78]	Annualized.
[79]	Does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher.
[80]	Annualized.
[81]	Does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher.
[82]	Annualized.
[83]	Excludes the fees and expenses of the acquired (underlying) funds in which the Portfolio invested.
[84]	Does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher.
[85]	Annualized.
[86]	Does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher.
[87]	Annualized.
[88]	Does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher.
[89]	Annualized.
[90]	Excludes the fees and expenses of the acquired (underlying) funds in which the Portfolio invested.
[91]	Does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher.
[92]	Annualized.
[93]	Excludes the fees and expenses of the acquired (underlying) funds in which the Portfolio invested.
[94]	Does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher.
[95]	Annualized.
[96]	Does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher.
[97]	Annualized.
[98]	Does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher.
[99]	Annualized.
[100]	Does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher.
[101]	Annualized.
[102]	Does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher.
[103]	Annualized.
[104]	Excludes the fees and expenses of the acquired (underlying) funds in which the Portfolio invested.
[105]	Does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher.
[106]	Annualized.
[107]	Excludes the fees and expenses of the acquired (underlying) funds in which the Portfolio invested.
[108]	Does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher.
[109]	Annualized.
[110]	Excludes the fees and expenses of the acquired (underlying) funds in which the Portfolio invested.
[111]	Does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher.
[112]	Annualized.
[113]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[114]	Does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher.
[115]	Annualized.
[116]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[117]	Does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher.
[118]	Annualized.
[119]	Does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher.
[120]	Annualized.
[121]	Does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher.
[122]	Annualized.
[123]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[124]	Does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher.
[125]	Annualized.
[126]	Excludes the fees and expenses of the acquired (underlying) funds in which the Portfolio invested.
[127]	Does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher.
[128]	Annualized.
[129]	Does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher.
[130]	Annualized.
[131]	Does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher.
[132]	Annualized.
[133]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[134]	Does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher.
[135]	Annualized.
[136]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[137]	Does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher.
[138]	Annualized.
[139]	Does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher.
[140]	Annualized.
[141]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[142]	Does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher.
[143]	Annualized.
[144]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[145]	Does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher.
[146]	Annualized.
[147]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[148]	Does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher.
[149]	Annualized.
[150]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.